UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2016

Core Plus - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 34.7%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22		70,000	71,937
Harris Corp., 2.70%, 4/27/20		30,000	30,453
Lockheed Martin Corp., 3.55%, 1/15/26		60,000	65,589
Lockheed Martin Corp., 3.80%, 3/1/45		40,000	41,007
United Technologies Corp., 6.05%, 6/1/36		95,000	127,113
			336,099
Auto Components — 0.1%
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		150,000	154,405
Automobiles — 0.9%
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		80,000	80,266
Ford Motor Co., 4.75%, 1/15/43		50,000	52,981
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		60,000	63,600
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		100,000	119,370
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		270,000	310,044
General Motors Co., 5.00%, 4/1/35		60,000	59,969
General Motors Financial Co., Inc., 3.25%, 5/15/18		130,000	132,754
General Motors Financial Co., Inc., 3.10%, 1/15/19		140,000	143,105
General Motors Financial Co., Inc., 3.20%, 7/6/21(2)		60,000	60,242
General Motors Financial Co., Inc., 5.25%, 3/1/26		110,000	119,860
			1,142,191
Banks — 4.7%
Bank of America Corp., 5.75%, 12/1/17		230,000	243,524
Bank of America Corp., 5.625%, 7/1/20		200,000	225,231
Bank of America Corp., MTN, 4.00%, 1/22/25		100,000	102,217
Bank of America N.A., 6.00%, 10/15/36		250,000	320,212
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	200,000	277,437
Branch Banking & Trust Co., 3.625%, 9/16/25		$43,000	46,368
Capital One Financial Corp., 4.20%, 10/29/25		120,000	123,660
Capital One N.A., 2.35%, 8/17/18		250,000	253,681
Citigroup, Inc., 1.75%, 5/1/18		350,000	351,696
Citigroup, Inc., 4.05%, 7/30/22		80,000	84,680
Citigroup, Inc., 4.45%, 9/29/27		400,000	412,142
Cooperatieve Rabobank UA, 3.95%, 11/9/22		250,000	258,942
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	100,000	124,271
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	100,000	115,600
Fifth Third Bancorp, 4.30%, 1/16/24		$80,000	85,822
HBOS plc, MTN, 6.75%, 5/21/18(1)		100,000	107,510
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	100,000	158,307
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	118,525
Itau CorpBanca, 3.875%, 9/22/19(1)		$300,000	315,056
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	255,805
JPMorgan Chase & Co., 3.875%, 9/10/24		110,000	114,009
JPMorgan Chase & Co., 3.125%, 1/23/25		250,000	255,809
JPMorgan Chase & Co., 4.95%, 6/1/45		90,000	99,122
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	200,000	324,130
PNC Funding Corp., 4.375%, 8/11/20		$50,000	54,801
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		150,000	157,745

Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	200,000	207,900
U.S. Bancorp, MTN, 3.60%, 9/11/24		$70,000	75,516
U.S. Bank N.A., 2.80%, 1/27/25		250,000	260,754
Wells Fargo & Co., 3.00%, 4/22/26		170,000	173,505
Wells Fargo & Co., MTN, 4.10%, 6/3/26		300,000	320,928
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	121,128
Wells Fargo & Co., MTN, 4.40%, 6/14/46		40,000	40,727
			6,186,760
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		50,000	52,680
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		210,000	225,211
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		130,000	152,907
Molson Coors Brewing Co., 3.00%, 7/15/26(2)		60,000	60,103
Pernod Ricard SA, 2.95%, 1/15/17(1)		190,000	191,601
			682,502
Biotechnology — 0.9%
AbbVie, Inc., 3.60%, 5/14/25		280,000	293,947
AbbVie, Inc., 4.45%, 5/14/46		20,000	20,378
Amgen, Inc., 5.85%, 6/1/17		90,000	93,767
Amgen, Inc., 4.10%, 6/15/21		120,000	131,777
Amgen, Inc., 4.66%, 6/15/51(1)		138,000	144,626
Biogen, Inc., 3.625%, 9/15/22		60,000	63,787
Celgene Corp., 3.25%, 8/15/22		100,000	103,441
Celgene Corp., 3.875%, 8/15/25		70,000	74,843
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	113,002
Gilead Sciences, Inc., 3.65%, 3/1/26		130,000	141,612
			1,181,180
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		100,000	104,010
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		100,000	108,389
Jefferies Group LLC, 5.125%, 4/13/18		80,000	83,712
			192,101
Chemicals — 0.4%
Ecolab, Inc., 4.35%, 12/8/21		170,000	192,708
Hexion, Inc., 8.875%, 2/1/18		125,000	109,063
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	216,703
			518,474
Commercial Services and Supplies — 0.5%
Covanta Holding Corp., 5.875%, 3/1/24		250,000	243,750
Pitney Bowes, Inc., 4.625%, 3/15/24		80,000	84,583
Republic Services, Inc., 3.55%, 6/1/22		190,000	205,491
Waste Management, Inc., 4.75%, 6/30/20		70,000	78,489
			612,313
Communications Equipment — 0.1%
CommScope, Inc., 4.375%, 6/15/20(1)		180,000	185,850
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		140,000	149,510
Consumer Discretionary — 0.1%
Newell Brands, Inc., 4.20%, 4/1/26		100,000	108,588
Consumer Finance — 1.0%
American Express Credit Corp., 2.60%, 9/14/20		40,000	41,341
American Express Credit Corp., MTN, 2.25%, 5/5/21		90,000	91,688

CIT Group, Inc., 5.00%, 5/15/17		300,000	305,250
Discover Financial Services, 3.75%, 3/4/25		200,000	201,940
Equifax, Inc., 3.30%, 12/15/22		170,000	179,759
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		200,000	209,718
PNC Bank N.A., 6.00%, 12/7/17		200,000	212,140
Synchrony Financial, 2.60%, 1/15/19		100,000	101,121
			1,342,957
Containers and Packaging — 0.4%
Berry Plastics Corp., 5.125%, 7/15/23		200,000	200,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		163,000	167,075
WestRock RKT Co., 3.50%, 3/1/20		100,000	103,329
			470,904
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22		100,000	102,439
Diversified Financial Services — 2.4%
Ally Financial, Inc., 3.60%, 5/21/18		250,000	251,250
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	200,000	330,747
Denali International LLC / Denali Finance Corp., 5.625%, 10/15/20(1)		$50,000	52,575
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	200,000	200,227
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20(1)		$202,000	208,925
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		310,000	318,270
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		230,000	267,533
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		100,000	107,470
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		300,000	311,043
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		60,000	74,278
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		40,000	41,842
Morgan Stanley, 5.00%, 11/24/25		360,000	394,783
Morgan Stanley, MTN, 5.625%, 9/23/19		260,000	288,686
Morgan Stanley, MTN, 3.70%, 10/23/24		60,000	62,904
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	259,359
S&P GLOBAL, Inc., 3.30%, 8/14/20		$50,000	52,366
			3,222,258
Diversified Telecommunication Services — 1.8%
AT&T, Inc., 3.875%, 8/15/21		180,000	194,166
AT&T, Inc., 3.60%, 2/17/23		80,000	83,862
AT&T, Inc., 4.45%, 4/1/24		70,000	76,786
AT&T, Inc., 3.40%, 5/15/25		260,000	266,577
AT&T, Inc., 6.55%, 2/15/39		70,000	86,588
AT&T, Inc., 4.30%, 12/15/42		60,000	57,728
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		100,000	106,875
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)		110,000	110,748
Frontier Communications Corp., 8.50%, 4/15/20		200,000	213,000
Frontier Communications Corp., 11.00%, 9/15/25		80,000	83,400
Orange SA, 4.125%, 9/14/21		100,000	110,501
Telecom Italia Capital SA, 6.00%, 9/30/34		70,000	67,200
Telefonica Emisiones SAU, 5.46%, 2/16/21		100,000	114,219
Verizon Communications, Inc., 5.15%, 9/15/23		100,000	116,686
Verizon Communications, Inc., 5.05%, 3/15/34		350,000	389,816
Verizon Communications, Inc., 4.75%, 11/1/41		60,000	64,261
Verizon Communications, Inc., 4.86%, 8/21/46		150,000	164,479
Verizon Communications, Inc., 5.01%, 8/21/54		77,000	82,128
			2,389,020

Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)	40,000	38,900
Electronic Equipment, Instruments and Components — 0.1%
Avnet, Inc., 4.625%, 4/15/26	20,000	20,824
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	170,181
		191,005
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	50,000	34,813
Halliburton Co., 3.80%, 11/15/25	80,000	83,318
		118,131
Food and Staples Retailing — 0.4%
CVS Health Corp., 3.50%, 7/20/22	70,000	75,478
CVS Health Corp., 5.125%, 7/20/45	40,000	49,791
Delhaize Group, 5.70%, 10/1/40	40,000	46,935
Dollar General Corp., 4.125%, 7/15/17	100,000	102,842
Dollar General Corp., 3.25%, 4/15/23	100,000	103,984
Sysco Corp., 3.30%, 7/15/26	40,000	41,608
Target Corp., 2.50%, 4/15/26	80,000	82,173
Wal-Mart Stores, Inc., 4.30%, 4/22/44	50,000	58,659
		561,470
Food Products — 0.3%
Kraft Heinz Foods Co., 4.875%, 2/15/25(1)	90,000	98,806
Kraft Heinz Foods Co., 5.00%, 6/4/42	110,000	126,863
Kraft Heinz Foods Co., 5.20%, 7/15/45(1)	50,000	59,485
Kraft Heinz Foods Co., 4.375%, 6/1/46(1)	30,000	31,883
Tyson Foods, Inc., 4.50%, 6/15/22	70,000	78,094
		395,131
Gas Utilities — 1.8%
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	63,657
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	73,508
Enbridge, Inc., 4.50%, 6/10/44	85,000	73,944
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	191,700
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	38,399
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	147,552
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	159,098
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	100,000	105,399
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	176,596
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	64,266
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	136,447
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	113,002
MPLX LP, 4.875%, 6/1/25(1)	100,000	97,951
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	157,135
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	227,218
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	108,300
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	105,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	40,000	35,600
Williams Cos., Inc. (The), 5.75%, 6/24/44	50,000	42,875
Williams Partners LP, 4.125%, 11/15/20	280,000	277,639
		2,395,286
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	129,544
Mallinckrodt International Finance SA, 3.50%, 4/15/18	250,000	244,375
Medtronic, Inc., 3.50%, 3/15/25	150,000	163,782

Medtronic, Inc., 4.375%, 3/15/35		50,000	56,494
St. Jude Medical, Inc., 2.00%, 9/15/18		40,000	40,479
			634,674
Health Care Providers and Services — 1.5%
Aetna, Inc., 2.75%, 11/15/22		60,000	61,267
Aetna, Inc., 4.375%, 6/15/46		60,000	62,377
Ascension Health, 3.95%, 11/15/46		20,000	21,645
CHS / Community Health Systems, Inc., 5.125%, 8/15/18		61,000	62,144
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		280,000	294,000
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24		200,000	202,595
Express Scripts Holding Co., 4.50%, 2/25/26		50,000	55,065
Express Scripts Holding Co., 3.40%, 3/1/27(2)		30,000	30,100
Express Scripts, Inc., 7.25%, 6/15/19		100,000	115,267
HCA, Inc., 3.75%, 3/15/19		260,000	269,750
HCA, Inc., 5.375%, 2/1/25		100,000	102,750
HCA, Inc., 7.69%, 6/15/25		50,000	53,750
Mylan NV, 3.95%, 6/15/26(1)		50,000	50,682
NYU Hospitals Center, 4.43%, 7/1/42		100,000	109,665
Tenet Healthcare Corp., 6.25%, 11/1/18		280,000	296,800
UnitedHealth Group, Inc., 2.875%, 12/15/21		80,000	84,335
UnitedHealth Group, Inc., 3.75%, 7/15/25		90,000	98,748
			1,970,940
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		100,000	101,750
McDonald's Corp., MTN, 3.375%, 5/26/25		40,000	42,359
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		100,000	105,750
Wyndham Worldwide Corp., 2.95%, 3/1/17		150,000	151,278
			401,137
Household Durables — 1.0%
D.R. Horton, Inc., 3.625%, 2/15/18		280,000	285,516
Lennar Corp., 4.75%, 12/15/17		300,000	306,750
Lennar Corp., 4.75%, 5/30/25		10,000	9,750
M.D.C Holdings, Inc., 5.50%, 1/15/24		200,000	199,000
Toll Brothers Finance Corp., 4.00%, 12/31/18		250,000	259,750
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	101,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		200,000	204,250
			1,366,716
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		140,000	146,475
Industrial Conglomerates — 0.2%
General Electric Co., 4.125%, 10/9/42		100,000	110,343
General Electric Co., MTN, 5.625%, 9/15/17		50,000	52,852
General Electric Co., MTN, 4.65%, 10/17/21		72,000	82,521
			245,716
Insurance — 1.7%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	126,804
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$120,000	123,285
Berkshire Hathaway, Inc., 2.75%, 3/15/23		60,000	62,073
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	45,852
Chubb INA Holdings, Inc., 3.15%, 3/15/25		60,000	62,751
Chubb INA Holdings, Inc., 3.35%, 5/3/26		40,000	42,657
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	103,819
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		$110,000	111,400

Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	60,000	73,881
International Lease Finance Corp., 8.75%, 3/15/17	50,000	52,289
International Lease Finance Corp., 3.875%, 4/15/18	100,000	102,082
International Lease Finance Corp., 6.25%, 5/15/19	100,000	107,985
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	110,000	121,728
Lincoln National Corp., 6.25%, 2/15/20	50,000	56,266
Markel Corp., 4.90%, 7/1/22	212,000	235,681
Markel Corp., 3.625%, 3/30/23	50,000	51,761
MetLife, Inc., 3.60%, 11/13/25	100,000	105,107
MetLife, Inc., 4.125%, 8/13/42	110,000	109,844
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	110,000	124,134
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	53,955
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	90,000	106,898
Travelers Cos., Inc. (The), 3.75%, 5/15/46	30,000	31,512
Voya Financial, Inc., 5.70%, 7/15/43	90,000	102,169
WR Berkley Corp., 4.625%, 3/15/22	100,000	109,400
XLIT Ltd., 4.45%, 3/31/25	50,000	50,570
		2,273,903
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	90,000	96,029
IT Services — 0.3%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	145,898
Fidelity National Information Services, Inc., 4.50%, 10/15/22	70,000	77,641
First Data Corp., 5.00%, 1/15/24(1)	100,000	100,625
Xerox Corp., 2.95%, 3/15/17	90,000	90,796
		414,960
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	53,069
Machinery — 0.2%
Fortive Corp., 3.15%, 6/15/26(1)	40,000	41,247
Oshkosh Corp., 5.375%, 3/1/22	250,000	258,750
		299,997
Media — 2.0%
21st Century Fox America, Inc., 6.90%, 8/15/39	220,000	295,425
CBS Corp., 4.85%, 7/1/42	90,000	90,817
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	102,875
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(1)	290,000	316,639
Comcast Corp., 3.15%, 3/1/26	50,000	53,245
Comcast Corp., 4.40%, 8/15/35	50,000	56,542
Comcast Corp., 6.40%, 5/15/38	80,000	110,095
Comcast Corp., 4.75%, 3/1/44	60,000	70,181
Discovery Communications LLC, 5.625%, 8/15/19	200,000	220,593
DISH DBS Corp., 4.625%, 7/15/17	110,000	112,200
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	190,640
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	100,000	102,375
Omnicom Group, Inc., 3.60%, 4/15/26	100,000	105,590
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	103,625
TEGNA, Inc., 5.125%, 7/15/20	130,000	134,388
Time Warner Cable, Inc., 5.50%, 9/1/41	40,000	42,128
Time Warner Cable, Inc., 4.50%, 9/15/42	50,000	46,803
Time Warner, Inc., 3.60%, 7/15/25	190,000	201,523
Viacom, Inc., 3.125%, 6/15/22	50,000	49,996
Viacom, Inc., 4.25%, 9/1/23	140,000	145,722

Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	90,000	92,588
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	50,000	56,968
		2,700,958
Metals and Mining — 0.3%
ArcelorMittal, 6.25%, 8/5/20	55,000	58,025
Barrick Gold Corp., 4.10%, 5/1/23	26,000	27,531
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	21,808
Freeport-McMoRan, Inc., 3.875%, 3/15/23	65,000	57,200
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	130,152
Southern Copper Corp., 5.25%, 11/8/42	70,000	62,428
		357,144
Multi-Utilities — 1.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	130,000	130,487
Calpine Corp., 5.75%, 1/15/25	100,000	97,625
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	122,042
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	115,779
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	144,830
Consumers Energy Co., 2.85%, 5/15/22	50,000	52,101
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	131,020
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	131,822
Dominion Resources, Inc., VRN, 3.46%, 9/30/16	100,000	83,250
DPL, Inc., 6.50%, 10/15/16	18,000	18,011
Duke Energy Corp., 3.55%, 9/15/21	80,000	85,359
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	99,063
Edison International, 3.75%, 9/15/17	100,000	102,993
Exelon Corp., 4.45%, 4/15/46	40,000	42,914
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	84,134
FirstEnergy Corp., 2.75%, 3/15/18	90,000	91,156
FirstEnergy Corp., 4.25%, 3/15/23	100,000	103,349
Florida Power & Light Co., 4.125%, 2/1/42	50,000	56,542
Georgia Power Co., 4.30%, 3/15/42	70,000	76,923
IPALCO Enterprises, Inc., 5.00%, 5/1/18	100,000	105,000
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	80,000	76,600
NiSource Finance Corp., 5.65%, 2/1/45	80,000	100,988
NRG Energy, Inc., 7.625%, 1/15/18	90,000	97,200
Progress Energy, Inc., 3.15%, 4/1/22	80,000	83,366
Sempra Energy, 2.875%, 10/1/22	130,000	133,191
Southern Power Co., 5.15%, 9/15/41	40,000	43,186
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	69,264
		2,478,195
Oil, Gas and Consumable Fuels — 2.0%
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	33,206
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	91,699
Apache Corp., 4.75%, 4/15/43	40,000	41,305
BP Capital Markets plc, 4.50%, 10/1/20	80,000	88,701
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	30,000	25,575
Cimarex Energy Co., 4.375%, 6/1/24	150,000	157,181
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	74,356
Concho Resources, Inc., 7.00%, 1/15/21	150,000	154,875
Concho Resources, Inc., 6.50%, 1/15/22	40,000	41,150
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	137,085
Continental Resources, Inc., 3.80%, 6/1/24	70,000	61,425
Ecopetrol SA, 4.125%, 1/16/25	40,000	36,288

Exxon Mobil Corp., 3.04%, 3/1/26	100,000	106,010
Hess Corp., 6.00%, 1/15/40	90,000	93,419
Newfield Exploration Co., 5.75%, 1/30/22	200,000	203,500
Noble Energy, Inc., 4.15%, 12/15/21	220,000	231,620
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	113,242
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	51,238
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	103,600
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	71,225
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	72,684
Phillips 66, 4.30%, 4/1/22	60,000	65,623
Phillips 66, 4.65%, 11/15/34	30,000	32,095
Shell International Finance BV, 3.25%, 5/11/25	100,000	105,081
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	202,358
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	80,000	83,300
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	49,375
Whiting Petroleum Corp., 5.75%, 3/15/21	100,000	90,875
		2,618,091
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	294,794
International Paper Co., 6.00%, 11/15/41	30,000	35,703
		330,497
Pharmaceuticals — 0.4%
Actavis Funding SCS, 3.85%, 6/15/24	140,000	146,479
Actavis Funding SCS, 4.55%, 3/15/35	20,000	20,556
Actavis, Inc., 1.875%, 10/1/17	110,000	110,584
Actavis, Inc., 3.25%, 10/1/22	60,000	61,619
Actavis, Inc., 4.625%, 10/1/42	70,000	72,591
Baxalta, Inc., 2.00%, 6/22/18	70,000	70,069
Baxalta, Inc., 4.00%, 6/23/25	100,000	104,428
		586,326
Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., 3.375%, 10/15/26	50,000	50,394
Boston Properties LP, 3.65%, 2/1/26	40,000	42,735
Crown Castle International Corp., 5.25%, 1/15/23	200,000	225,210
DDR Corp., 4.75%, 4/15/18	240,000	250,506
Essex Portfolio LP, 3.625%, 8/15/22	170,000	179,196
Essex Portfolio LP, 3.25%, 5/1/23	50,000	51,257
Hospitality Properties Trust, 4.65%, 3/15/24	180,000	183,638
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	187,229
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	100,923
Senior Housing Properties Trust, 4.75%, 5/1/24	200,000	204,088
Simon Property Group LP, 3.30%, 1/15/26	40,000	42,803
Welltower, Inc., 2.25%, 3/15/18	70,000	70,748
Welltower, Inc., 3.75%, 3/15/23	60,000	62,297
		1,651,024
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	118,745
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	134,632
CSX Corp., 4.25%, 6/1/21	150,000	164,559
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	118,512
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	137,629
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	50,946
		725,023

Semiconductors and Semiconductor Equipment — 0.2%
Lam Research Corp., 3.90%, 6/15/26	90,000	94,865
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	200,000	200,304
		295,169
Software — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	140,000	147,000
Microsoft Corp., 2.70%, 2/12/25	70,000	72,482
Microsoft Corp., 3.125%, 11/3/25	40,000	42,878
Oracle Corp., 5.75%, 4/15/18	100,000	108,283
Oracle Corp., 4.00%, 7/15/46(2)	60,000	60,611
Tencent Holdings Ltd., 3.80%, 2/11/25(1)	200,000	211,110
		642,364
Specialty Retail — 0.8%
Hertz Corp. (The), 6.75%, 4/15/19	300,000	306,323
Home Depot, Inc. (The), 3.35%, 9/15/25	40,000	43,664
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	235,252
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	100,000	105,250
United Rentals North America, Inc., 4.625%, 7/15/23	150,000	152,063
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	151,875
		994,427
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.85%, 5/6/21	90,000	95,128
Apple, Inc., 2.50%, 2/9/25	130,000	132,260
Apple, Inc., 4.65%, 2/23/46	20,000	22,589
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	170,000	176,699
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(1)	270,000	282,121
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(1)	60,000	62,833
Seagate HDD Cayman, 4.75%, 6/1/23	130,000	109,963
		881,593
Textiles, Apparel and Luxury Goods — 0.3%
L Brands, Inc., 6.90%, 7/15/17	250,000	265,750
PVH Corp., 4.50%, 12/15/22	140,000	142,625
		408,375
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	150,000	167,902
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	113,186
Sprint Communications, Inc., 6.00%, 12/1/16	285,000	287,494
		400,680
TOTAL CORPORATE BONDS (Cost $44,708,629)		45,922,868
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 24.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.1%
FHLMC, VRN, 1.78%, 7/15/16	124,760	127,026
FHLMC, VRN, 1.92%, 7/15/16	139,849	142,390
FHLMC, VRN, 1.97%, 7/15/16	133,381	137,710
FHLMC, VRN, 2.31%, 7/15/16	447,153	460,626
FHLMC, VRN, 2.87%, 7/15/16	168,067	177,358
FHLMC, VRN, 3.01%, 7/15/16	57,499	60,476
FHLMC, VRN, 3.21%, 7/15/16	153,892	162,219
FHLMC, VRN, 3.65%, 7/15/16	243,782	257,574
FHLMC, VRN, 4.06%, 7/15/16	134,952	142,433
FHLMC, VRN, 4.75%, 7/15/16	57,153	59,969
FHLMC, VRN, 5.79%, 7/15/16	234,285	246,252

FHLMC, VRN, 5.97%, 7/15/16	145,165	152,939
FNMA, VRN, 2.44%, 7/25/16	119,427	124,433
FNMA, VRN, 2.57%, 7/25/16	65,824	69,251
FNMA, VRN, 3.62%, 7/25/16	213,442	226,162
FNMA, VRN, 3.94%, 7/25/16	166,877	175,787
FNMA, VRN, 4.79%, 7/25/16	137,807	146,381
		2,868,986
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.3%
FHLMC, 4.50%, 6/1/21	22,182	23,276
FHLMC, 5.50%, 1/1/38	12,247	13,684
FHLMC, 5.50%, 4/1/38	75,131	84,490
FHLMC, 6.50%, 7/1/47	703	782
FNMA, 3.00%, 7/14/16(4)	1,500,000	1,556,719
FNMA, 3.50%, 7/14/16(4)	2,000,000	2,110,078
FNMA, 4.00%, 7/14/16(4)	3,450,000	3,698,575
FNMA, 4.50%, 7/14/16(4)	500,000	545,830
FNMA, 5.00%, 7/14/16(4)	2,000,000	2,221,875
FNMA, 5.50%, 7/14/16(4)	1,250,000	1,405,298
FNMA, 5.00%, 7/1/20	48,890	51,654
FNMA, 5.00%, 7/1/31	684,151	762,603
FNMA, 4.50%, 10/1/33	309,651	340,190
FNMA, 5.00%, 11/1/33	655,002	731,407
FNMA, 6.00%, 12/1/33	450,142	517,393
FNMA, 5.50%, 4/1/34	163,736	185,869
FNMA, 5.50%, 4/1/34	497,694	564,903
FNMA, 5.00%, 8/1/34	82,171	91,709
FNMA, 5.50%, 8/1/34	166,664	189,406
FNMA, 5.00%, 4/1/35	408,516	455,329
FNMA, 5.00%, 8/1/35	28,364	31,565
FNMA, 4.50%, 9/1/35	32,888	36,000
FNMA, 5.50%, 7/1/36	19,691	22,127
FNMA, 5.50%, 12/1/36	48,424	54,492
FNMA, 6.00%, 7/1/37	104,497	120,489
FNMA, 6.00%, 8/1/37	60,620	70,027
FNMA, 6.50%, 8/1/37	15,998	18,052
FNMA, 6.00%, 9/1/37	86,529	99,051
FNMA, 6.00%, 11/1/37	106,147	121,944
FNMA, 5.00%, 3/1/38	170,120	188,803
FNMA, 6.50%, 9/1/38	151,500	185,141
FNMA, 5.50%, 1/1/39	198,249	223,221
FNMA, 5.00%, 2/1/39	372,627	416,954
FNMA, 4.50%, 4/1/39	128,600	143,247
FNMA, 4.50%, 5/1/39	314,768	350,716
FNMA, 6.50%, 5/1/39	5,835	6,812
FNMA, 4.50%, 10/1/39	513,175	571,502
FNMA, 4.00%, 10/1/40	525,841	577,215
FNMA, 4.50%, 11/1/40	457,824	506,417
FNMA, 4.00%, 8/1/41	751,242	822,000
FNMA, 4.50%, 9/1/41	466,659	511,879
FNMA, 3.50%, 5/1/42	636,565	676,880
FNMA, 3.50%, 6/1/42	718,439	768,344
FNMA, 3.50%, 9/1/42	633,777	673,636
FNMA, 3.50%, 5/1/45	1,595,183	1,691,067

FNMA, 6.50%, 8/1/47	2,055	2,302
FNMA, 6.50%, 8/1/47	922	1,033
FNMA, 6.50%, 9/1/47	4,230	4,744
FNMA, 6.50%, 9/1/47	211	236
FNMA, 6.50%, 9/1/47	1,590	1,782
FNMA, 6.50%, 9/1/47	2,313	2,593
FNMA, 6.50%, 9/1/47	617	692
GNMA, 3.00%, 7/20/16(4)	650,000	679,402
GNMA, 5.50%, 12/15/32	166,264	191,117
GNMA, 6.00%, 9/20/38	54,448	62,226
GNMA, 5.50%, 12/20/38	135,624	151,005
GNMA, 4.50%, 6/15/39	698,875	779,765
GNMA, 4.50%, 1/15/40	371,672	410,311
GNMA, 4.50%, 4/15/40	462,775	515,451
GNMA, 4.00%, 11/20/40	1,035,464	1,116,262
GNMA, 3.50%, 6/20/42	1,056,720	1,126,425
		29,483,997
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,538,043)		32,352,983
U.S. TREASURY SECURITIES — 19.3%
U.S. Treasury Bills, 0.52%, 4/27/17(5)	100,000	99,669
U.S. Treasury Bonds, 3.50%, 2/15/39	650,000	820,866
U.S. Treasury Bonds, 4.375%, 11/15/39	310,000	440,969
U.S. Treasury Bonds, 4.625%, 2/15/40	500,000	735,557
U.S. Treasury Bonds, 2.875%, 5/15/43	250,000	281,377
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	792,411
U.S. Treasury Bonds, 3.125%, 8/15/44(6)	2,250,000	2,650,781
U.S. Treasury Bonds, 3.00%, 11/15/44	1,150,000	1,323,601
U.S. Treasury Bonds, 2.50%, 2/15/45	100,000	104,232
U.S. Treasury Bonds, 3.00%, 5/15/45	350,000	402,739
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	1,259,550	1,273,925
U.S. Treasury Notes, VRN, 0.31%, 7/6/16	3,481,200	3,481,513
U.S. Treasury Notes, 0.875%, 2/28/17	800,000	802,198
U.S. Treasury Notes, 0.75%, 10/31/17	800,000	802,141
U.S. Treasury Notes, 1.00%, 5/15/18	1,000,000	1,007,734
U.S. Treasury Notes, 1.375%, 7/31/18	900,000	914,326
U.S. Treasury Notes, 1.25%, 11/15/18	1,000,000	1,014,258
U.S. Treasury Notes, 1.50%, 2/28/19	1,000,000	1,021,660
U.S. Treasury Notes, 1.625%, 7/31/19	400,000	410,898
U.S. Treasury Notes, 1.75%, 9/30/19	700,000	722,066
U.S. Treasury Notes, 1.50%, 11/30/19	500,000	511,758
U.S. Treasury Notes, 1.25%, 1/31/20	800,000	811,938
U.S. Treasury Notes, 1.50%, 5/31/20	1,600,000	1,637,751
U.S. Treasury Notes, 1.625%, 6/30/20	700,000	720,056
U.S. Treasury Notes, 1.375%, 10/31/20	750,000	763,799
U.S. Treasury Notes, 2.00%, 11/30/20	700,000	731,718
U.S. Treasury Notes, 1.125%, 2/28/21	900,000	906,451
U.S. Treasury Notes, 2.00%, 2/15/22	300,000	314,385
TOTAL U.S. TREASURY SECURITIES (Cost $24,309,098)		25,500,777
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 5.8%
Private Sponsor Collateralized Mortgage Obligations — 5.4%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	111,086	112,012
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,580	1,305

Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	172,125	177,487
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.00%, 7/1/16	153,649	153,151
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 7/1/16	308,461	301,936
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.63%, 7/1/16	99,494	96,055
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.82%, 7/1/16	323,918	317,237
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	176,946	181,040
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,887	2,715
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 7/1/16	33,802	32,915
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.47%, 7/1/16	214,827	208,433
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.70%, 7/1/16	143,151	140,485
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.78%, 7/1/16	151,533	146,045
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.73%, 7/1/16	230,118	202,539
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.88%, 7/1/16	258,390	260,051
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.09%, 7/1/16	139,422	138,202
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 7/1/16	473,984	451,748
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.93%, 7/1/16	65,087	67,936
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.92%, 7/1/16	147,558	150,468
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.61%, 7/25/16	303,410	299,169
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/16	78,555	79,170
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.70%, 7/1/16	176,051	175,017
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 7/1/16	200,014	202,574
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.59%, 7/1/16	181,773	178,800
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 3.08%, 7/1/16	110,269	114,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	69,857	69,014
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.99%, 7/1/16	104,714	104,728
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	312,633	315,557
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.99%, 7/1/16	192,836	185,115
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.99%, 7/1/16	214,289	210,115
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.91%, 7/1/16	249,839	235,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 7/1/16	131,425	121,526
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.76%, 7/1/16	313,837	290,189
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.64%, 7/1/16	139,515	130,862
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 7/1/16	275,545	259,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	252,554	251,021
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	317,117	322,292
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	62,301	64,044
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	109,255	113,316
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	145,414	148,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.30%, 7/1/16	123,702	121,281
		7,133,592
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2684, Class FP, VRN, 0.94%, 7/15/16	7,373	7,375
FHLMC, Series 3397, Class GF, VRN, 0.94%, 7/15/16	172,903	173,624
FNMA, Series 2006-43, Class FM, VRN, 0.75%, 7/25/16	54,906	54,679
FNMA, Series 2007-36, Class FB, VRN, 0.85%, 7/25/16	275,867	275,981
		511,659
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,594,842)		7,645,251
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	465,970
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	400,000	426,949
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 7/15/16(1)	400,000	393,336

Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 7/1/16	370,000	417,815
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/16	400,000	432,123
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/16	450,000	496,736
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/16	625,000	678,922
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 7/1/16	400,000	419,996
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	350,000	364,247
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	259,861
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	325,000	339,899
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/16(1)	350,000	370,873
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	300,000	327,554
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/16	320,000	343,696
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	300,000	338,383
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 7/1/16	260,000	276,880
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.39%, 7/15/16(1)	500,000	488,196
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/16(1)	325,000	328,949
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,921,147)		7,170,385
ASSET-BACKED SECURITIES(3) — 5.0%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(1)	675,007	667,468
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	500,000	504,678
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	250,000	250,444
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	254,879
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.94%, 7/15/16(1)	300,000	300,163
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.35%, 7/22/16(1)	250,000	250,092
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	69,501	69,423
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	364,480	365,025
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	325,000	325,068
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.00%, 7/11/16(1)	129,442	129,354
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.55%, 7/11/16(1)	275,000	275,549
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	70,370	70,500
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	267,326	263,342
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(1)	171,017	168,549
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.65%, 7/17/16(1)	598,791	595,066
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	189,824	188,485
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	195,840	195,847
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	276,958	274,876
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	158,229	158,710
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	252,363	251,883
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	132,259	132,658
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	431,080	441,258
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.77%, 7/15/16	225,668	225,729
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	87,154	92,057
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(1)	127,952	127,894
TOTAL ASSET-BACKED SECURITIES (Cost $6,556,001)		6,578,997
MUTUAL FUNDS(7) — 4.4%
Emerging Markets Debt Fund R6 Class (Cost $5,708,427)	577,453	5,866,919
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.4%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	190,000	200,640
Chile — 0.1%
Chile Government International Bond, 3.625%, 10/30/42	100,000	102,000

Colombia — 0.3%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	355,575
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		80,000	100,800
Mexico — 0.3%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		250,000	279,813
Mexico Government International Bond, MTN, 4.75%, 3/8/44		130,000	140,400
			420,213
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		90,000	112,050
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		100,000	109,600
Philippine Government International Bond, 6.375%, 10/23/34		100,000	145,800
			255,400
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		60,000	67,494
Poland Government International Bond, 3.00%, 3/17/23		100,000	101,905
			169,399
Portugal — 1.8%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	2,150,000	2,373,996
South Africa — 0.1%
South Africa Government International Bond, 4.67%, 1/17/24		$100,000	103,534
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		200,000	194,253
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	73,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,285,189)			4,460,860
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		180,000	263,959
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		50,000	70,782
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		10,000	13,267
Maryland State Transportation Authority Rev., 5.75%, 7/1/41		50,000	65,831
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		80,000	115,606
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		50,000	73,030
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		50,000	64,030
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		40,000	60,966
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		80,000	96,779
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49		65,000	88,093
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		75,000	92,933
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		175,000	224,621
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36		150,000	198,204
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41		85,000	109,597
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40		50,000	66,087
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		35,000	53,283
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		100,000	129,526
State of California GO, 6.65%, 3/1/22		40,000	49,494
State of California GO, 7.55%, 4/1/39		130,000	206,245
State of California GO, 7.30%, 10/1/39		10,000	15,168
State of California GO, 7.60%, 11/1/40		25,000	40,552
State of Illinois GO, 5.88%, 3/1/19		55,000	59,614
State of Illinois GO, 5.10%, 6/1/33		40,000	38,526
State of Illinois GO, 6.73%, 4/1/35		25,000	27,075
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35		45,000	54,422

State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	40,000	54,821
State of Washington GO, 5.14%, 8/1/40	90,000	119,742
TOTAL MUNICIPAL SECURITIES (Cost $1,871,471)		2,452,253
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FNMA, 2.125%, 4/24/26	150,000	154,279
FNMA, 6.625%, 11/15/30	900,000	1,381,990
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,313,780)		1,536,269
TEMPORARY CASH INVESTMENTS — 3.9%
Credit Agricole Corporate and Investment Bank, 0.32%, 7/1/16(5)	1,455,000	1,454,987
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,754,750),at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $3,676,020)		3,676,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,131,000)		5,130,987
TOTAL INVESTMENT SECURITIES — 109.2% (Cost $139,937,627)		144,618,549
OTHER ASSETS AND LIABILITIES(8) — (9.2)%		(12,234,627)
TOTAL NET ASSETS — 100.0%		$132,383,922

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	357,316	USD	257,325	UBS AG	9/21/16	8,414
USD	387,746	CAD	508,312	JPMorgan Chase Bank N.A.	9/21/16	(5,762)
USD	513,213	CLP	358,325,179	UBS AG	9/21/16	(24,429)
COP	1,211,116,811	USD	382,357	UBS AG	9/21/16	25,599
USD	3,441,432	EUR	3,074,821	JPMorgan Chase Bank N.A.	9/21/16	19,488
USD	321,803	EUR	282,791	JPMorgan Chase Bank N.A.	9/21/16	7,087
USD	1,237,834	GBP	856,769	UBS AG	9/21/16	96,414
USD	263,147	HUF	72,836,333	JPMorgan Chase Bank N.A.	9/21/16	7,193
USD	272,945	HUF	77,712,942	JPMorgan Chase Bank N.A.	9/21/16	(146)
USD	259,325	ILS	999,557	JPMorgan Chase Bank N.A.	9/21/16	(137)
INR	26,231,657	USD	383,448	UBS AG	9/21/16	54
USD	396,683	JPY	40,297,370	JPMorgan Chase Bank N.A.	9/21/16	5,425
USD	267,019	JPY	27,493,643	JPMorgan Chase Bank N.A.	9/21/16	77
USD	389,566	KRW	453,260,450	UBS AG	9/21/16	(3,277)
MXN	14,380,381	USD	762,594	JPMorgan Chase Bank N.A.	9/21/16	17,910
MYR	1,612,475	USD	394,538	UBS AG	9/21/16	8,877
MYR	1,598,774	USD	395,785	UBS AG	9/21/16	4,201
USD	386,777	MYR	1,612,475	UBS AG	9/21/16	(16,637)
USD	130,646	NOK	1,086,410	JPMorgan Chase Bank N.A.	9/21/16	848
USD	134,497	NOK	1,130,775	JPMorgan Chase Bank N.A.	9/21/16	(601)
USD	257,615	NZD	380,344	UBS AG	9/21/16	(12,887)
USD	390,363	PHP	18,237,750	UBS AG	9/21/16	4,644
PLN	1,016,416	USD	259,986	JPMorgan Chase Bank N.A.	9/21/16	(2,814)
USD	257,890	PLN	1,016,416	JPMorgan Chase Bank N.A.	9/21/16	718
RUB	8,427,866	USD	128,768	UBS AG	9/21/16	355
RUB	8,411,281	USD	129,007	UBS AG	9/21/16	(138)
USD	388,331	SGD	535,819	JPMorgan Chase Bank N.A.	9/21/16	(9,105)
THB	13,763,194	USD	390,722	UBS AG	9/21/16	447
TRY	763,154	USD	260,738	JPMorgan Chase Bank N.A.	9/21/16	(344)
USD	393,807	TWD	12,710,107	UBS AG	9/21/16	(1,718)
ZAR	4,046,815	USD	259,395	JPMorgan Chase Bank N.A.	9/21/16	11,082
						140,838

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
21	U.S. Treasury 2-Year Notes	September 2016	4,605,890	28,172

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
6	U.S. Treasury 10-Year Notes	September 2016	797,906	(21,576)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	940,500	Sell	5.00	12/20/20	3.99	59,107	38,722
CDX North America Investment Grade 25 Index	3,500,000	Sell	1.00	12/20/20	0.84	5,383	25,402
						64,490	64,124

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,427,326, which represented 12.4% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)	The rate indicated is the yield to maturity at purchase.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $157,537.

(7)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	45,922,868	—
U.S. Government Agency Mortgage-Backed Securities	—	32,352,983	—
U.S. Treasury Securities	—	25,500,777	—
Collateralized Mortgage Obligations	—	7,645,251	—
Commercial Mortgage-Backed Securities	—	7,170,385	—
Asset-Backed Securities	—	6,578,997	—
Mutual Funds	5,866,919	—	—
Sovereign Governments and Agencies	—	4,460,860	—
Municipal Securities	—	2,452,253	—
U.S. Government Agency Securities	—	1,536,269	—
Temporary Cash Investments	—	5,130,987	—
	5,866,919	138,751,630	—
Other Financial Instruments
Futures Contracts	28,172	—	—
Swap Agreements	—	64,124	—
Forward Foreign Currency Exchange Contracts	—	218,833	—
	28,172	282,957	—

Liabilities
Other Financial Instruments
Futures Contracts	21,576	—	—
Forward Foreign Currency Exchange Contracts	—	77,995	—
	21,576	77,995	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the three months ended June 30, 2016 follows:

Affiliated Fund(1)	Beginning Value($)	Purchase Cost($)	Sales Cost	Realized Gain (Loss)	Distributions Received(2)($)	Ending Value($)
Emerging Markets Debt Fund R6 Class	5,660,656	57,046	—	—	57,077	5,866,919

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$139,938,644
Gross tax appreciation of investments	$5,479,299
Gross tax depreciation of investments	(799,394)
Net tax appreciation (depreciation) of investments	$4,679,905

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2016

Diversified Bond - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 32.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	45,190,000	57,069,140
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	30,227,700
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	34,203,377
U.S. Treasury Bonds, 4.375%, 5/15/41	11,500,000	16,437,583
U.S. Treasury Bonds, 3.125%, 11/15/41	10,000,000	11,822,850
U.S. Treasury Bonds, 2.75%, 11/15/42	22,000,000	24,227,940
U.S. Treasury Bonds, 2.875%, 5/15/43	36,100,000	40,630,839
U.S. Treasury Bonds, 3.125%, 8/15/44	36,700,000	43,237,188
U.S. Treasury Bonds, 3.00%, 11/15/44	18,650,000	21,465,348
U.S. Treasury Bonds, 2.50%, 2/15/45	31,050,000	32,364,160
U.S. Treasury Bonds, 3.00%, 5/15/45	6,700,000	7,709,583
U.S. Treasury Notes, 0.875%, 2/28/17(1)	10,000,000	10,027,470
U.S. Treasury Notes, 0.75%, 10/31/17	142,550,000	142,931,464
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	42,201,810
U.S. Treasury Notes, 1.00%, 2/15/18	13,200,000	13,289,971
U.S. Treasury Notes, 1.00%, 3/15/18	199,250,000	200,662,682
U.S. Treasury Notes, 0.75%, 4/15/18	78,000,000	78,226,980
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	7,986,794
U.S. Treasury Notes, 1.00%, 5/31/18	40,640,000	40,965,445
U.S. Treasury Notes, 1.375%, 6/30/18	15,360,000	15,596,406
U.S. Treasury Notes, 1.625%, 7/31/19	35,000,000	35,953,610
U.S. Treasury Notes, 1.75%, 9/30/19	125,000,000	128,940,375
U.S. Treasury Notes, 1.625%, 12/31/19	50,000,000	51,394,550
U.S. Treasury Notes, 1.25%, 1/31/20	20,000,000	20,298,440
U.S. Treasury Notes, 1.375%, 2/29/20	32,000,000	32,615,008
U.S. Treasury Notes, 1.375%, 3/31/20	46,900,000	47,799,542
U.S. Treasury Notes, 1.375%, 4/30/20	11,300,000	11,516,734
U.S. Treasury Notes, 1.50%, 5/31/20	43,000,000	44,014,542
U.S. Treasury Notes, 1.625%, 6/30/20	91,500,000	94,121,658
U.S. Treasury Notes, 1.375%, 9/30/20	102,000,000	103,888,632
U.S. Treasury Notes, 2.125%, 1/31/21	25,000,000	26,294,925
U.S. Treasury Notes, 1.125%, 2/28/21	10,000,000	10,071,680
U.S. Treasury Notes, 2.25%, 4/30/21	84,500,000	89,467,670
U.S. Treasury Notes, 2.00%, 5/31/21	3,000,000	3,142,734
U.S. Treasury Notes, 2.00%, 10/31/21	1,930,000	2,022,391
U.S. Treasury Notes, 1.50%, 2/28/23	70,200,000	71,255,738
U.S. Treasury Notes, 1.25%, 6/30/23	12,500,000	12,569,338
U.S. Treasury Notes, 2.25%, 11/15/25	4,000,000	4,270,000

TOTAL U.S. TREASURY SECURITIES (Cost $1,585,710,340)		1,660,922,297
CORPORATE BONDS — 31.8%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22	2,770,000	2,846,643
Harris Corp., 2.70%, 4/27/20	1,330,000	1,350,080
Lockheed Martin Corp., 4.25%, 11/15/19	1,990,000	2,180,240
Lockheed Martin Corp., 3.55%, 1/15/26	1,700,000	1,858,362
Lockheed Martin Corp., 3.80%, 3/1/45	1,770,000	1,814,560
United Technologies Corp., 6.05%, 6/1/36	1,868,000	2,499,446

United Technologies Corp., 4.50%, 6/1/42		1,010,000	1,160,798
			13,710,129
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(2)		3,100,000	3,158,125
ZF North America Capital, Inc., 4.00%, 4/29/20(2)		3,100,000	3,191,047
			6,349,172
Automobiles — 0.9%
Daimler Finance North America LLC, 2.625%, 9/15/16(2)		3,000,000	3,009,957
Ford Motor Co., 4.75%, 1/15/43		2,440,000	2,585,465
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		4,800,000	4,843,829
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		3,390,000	3,593,424
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		3,500,000	4,177,950
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		3,310,000	3,800,903
General Motors Co., 5.00%, 4/1/35		3,140,000	3,138,392
General Motors Co., 6.60%, 4/1/36		1,620,000	1,863,889
General Motors Financial Co., Inc., 3.25%, 5/15/18		5,570,000	5,688,012
General Motors Financial Co., Inc., 3.10%, 1/15/19		3,530,000	3,608,288
General Motors Financial Co., Inc., 3.20%, 7/6/21(3)		2,420,000	2,429,748
General Motors Financial Co., Inc., 5.25%, 3/1/26		2,950,000	3,214,432
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)		2,200,000	2,233,000
			44,187,289
Banks — 5.2%
Bank of America Corp., 6.50%, 8/1/16		1,970,000	1,977,600
Bank of America Corp., 5.75%, 12/1/17		6,390,000	6,765,738
Bank of America Corp., 5.625%, 7/1/20		6,230,000	7,015,939
Bank of America Corp., 5.70%, 1/24/22		1,530,000	1,774,047
Bank of America Corp., MTN, 4.00%, 4/1/24		3,300,000	3,529,442
Bank of America Corp., MTN, 4.20%, 8/26/24		5,400,000	5,594,125
Bank of America Corp., MTN, 4.00%, 1/22/25		3,700,000	3,782,033
Bank of America Corp., MTN, 5.00%, 1/21/44		1,540,000	1,789,545
Bank of America N.A., 5.30%, 3/15/17		8,840,000	9,077,610
Bank of America N.A., 6.00%, 10/15/36		2,830,000	3,624,800
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(2)		2,960,000	2,988,567
Barclays Bank plc, 5.14%, 10/14/20		1,760,000	1,867,108
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,000,000	3,766,419
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	4,739,000	6,573,871
Barclays plc, 4.375%, 1/12/26		$2,000,000	2,026,300
BPCE SA, 5.15%, 7/21/24(2)		3,080,000	3,211,673
Branch Banking & Trust Co., 3.625%, 9/16/25		1,653,000	1,782,493
Branch Banking & Trust Co., 3.80%, 10/30/26		2,350,000	2,592,856
Capital One Financial Corp., 4.20%, 10/29/25		7,305,000	7,527,832
Capital One N.A., 2.35%, 8/17/18		2,900,000	2,942,697
Citigroup, Inc., 1.75%, 5/1/18		6,850,000	6,883,188
Citigroup, Inc., 4.50%, 1/14/22		5,530,000	6,120,809
Citigroup, Inc., 4.05%, 7/30/22		1,660,000	1,757,112
Citigroup, Inc., 4.45%, 9/29/27		16,085,000	16,573,260
Commerzbank AG, 8.125%, 9/19/23(2)		2,000,000	2,341,860
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	5,400,000	6,677,507
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$4,280,000	4,653,884
Cooperatieve Rabobank UA, 3.95%, 11/9/22		1,270,000	1,315,424
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	2,200,000	2,733,963
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	4,500,000	5,660,667
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	7,100,000	8,207,590

Fifth Third Bank, 2.875%, 10/1/21		$3,210,000	3,318,331
HBOS plc, MTN, 6.75%, 5/21/18(2)		5,140,000	5,526,029
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,150,000	3,403,605
HSBC Bank USA N.A., 5.875%, 11/1/34		$1,760,000	2,099,492
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	8,200,000	9,719,083
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$2,480,000	2,282,924
JPMorgan Chase & Co., 2.55%, 3/1/21		1,290,000	1,317,145
JPMorgan Chase & Co., 4.625%, 5/10/21		6,700,000	7,451,700
JPMorgan Chase & Co., 3.25%, 9/23/22		2,520,000	2,637,051
JPMorgan Chase & Co., 3.875%, 9/10/24		7,360,000	7,628,235
JPMorgan Chase & Co., 3.125%, 1/23/25		9,900,000	10,130,026
JPMorgan Chase & Co., 4.95%, 6/1/45		1,700,000	1,872,307
KeyBank N.A., MTN, 3.40%, 5/20/26		3,300,000	3,353,262
KeyCorp, MTN, 2.30%, 12/13/18		1,230,000	1,250,760
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	4,400,000	7,130,856
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		$2,480,000	2,744,671
PNC Funding Corp., 4.375%, 8/11/20		1,720,000	1,885,161
Regions Bank, 6.45%, 6/26/37		1,160,000	1,389,262
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		3,280,000	3,449,350
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	2,300,000	2,766,643
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,300,000	2,390,857
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	3,000,000	3,281,889
SunTrust Bank, 3.30%, 5/15/26		$3,150,000	3,183,922
U.S. Bancorp, MTN, 3.00%, 3/15/22		1,310,000	1,394,572
U.S. Bancorp, MTN, 3.60%, 9/11/24		2,820,000	3,042,208
U.S. Bank N.A., 2.80%, 1/27/25		2,820,000	2,941,302
Wells Fargo & Co., 4.125%, 8/15/23		2,170,000	2,339,308
Wells Fargo & Co., 3.00%, 4/22/26		3,570,000	3,643,599
Wells Fargo & Co., 5.61%, 1/15/44		3,300,000	3,962,218
Wells Fargo & Co., MTN, 2.60%, 7/22/20		4,700,000	4,833,494
Wells Fargo & Co., MTN, 3.55%, 9/29/25		3,240,000	3,458,826
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,850,000	3,048,822
Wells Fargo & Co., MTN, 4.65%, 11/4/44		2,890,000	3,043,991
Wells Fargo & Co., MTN, 4.40%, 6/14/46		1,570,000	1,598,524
			266,655,384
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		6,290,000	6,627,113
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		6,800,000	7,292,565
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		5,950,000	6,998,461
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		2,840,000	3,287,533
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,200,000	2,237,314
Molson Coors Brewing Co., 3.00%, 7/15/26(3)		2,400,000	2,404,106
Pernod Ricard SA, 2.95%, 1/15/17(2)		3,870,000	3,902,609
			32,749,701
Biotechnology — 1.1%
AbbVie, Inc., 1.75%, 11/6/17		5,390,000	5,423,688
AbbVie, Inc., 2.90%, 11/6/22		4,130,000	4,217,672
AbbVie, Inc., 3.60%, 5/14/25		3,970,000	4,167,742
AbbVie, Inc., 4.40%, 11/6/42		2,810,000	2,876,431
AbbVie, Inc., 4.45%, 5/14/46		750,000	764,194
Amgen, Inc., 5.85%, 6/1/17		2,560,000	2,667,144
Amgen, Inc., 4.10%, 6/15/21		3,270,000	3,590,931
Amgen, Inc., 4.66%, 6/15/51(2)		3,670,000	3,846,204

Biogen, Inc., 3.625%, 9/15/22		5,390,000	5,730,222
Celgene Corp., 3.25%, 8/15/22		3,040,000	3,144,606
Celgene Corp., 3.875%, 8/15/25		6,100,000	6,522,010
Gilead Sciences, Inc., 4.40%, 12/1/21		5,430,000	6,135,992
Gilead Sciences, Inc., 3.65%, 3/1/26		4,720,000	5,141,623
			54,228,459
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		3,800,000	3,952,380
Masco Corp., 4.375%, 4/1/26		1,100,000	1,140,139
			5,092,519
Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	4,500,000	6,272,142
Ameriprise Financial, Inc., 4.00%, 10/15/23		$1,410,000	1,528,291
Jefferies Group LLC, 5.125%, 4/13/18		2,860,000	2,992,684
			10,793,117
Chemicals — 0.3%
Ashland, Inc., 4.75%, 8/15/22		2,000,000	2,012,500
Dow Chemical Co. (The), 4.25%, 11/15/20		1,363,000	1,492,788
Eastman Chemical Co., 3.60%, 8/15/22		1,910,000	2,011,129
Ecolab, Inc., 4.35%, 12/8/21		3,104,000	3,518,626
LyondellBasell Industries NV, 5.00%, 4/15/19		3,470,000	3,759,794
LyondellBasell Industries NV, 4.625%, 2/26/55		2,070,000	2,010,663
Mosaic Co. (The), 5.625%, 11/15/43		1,610,000	1,793,263
			16,598,763
Commercial Services and Supplies — 0.3%
Covanta Holding Corp., 5.875%, 3/1/24		2,200,000	2,145,000
Pitney Bowes, Inc., 4.625%, 3/15/24		1,690,000	1,786,808
Republic Services, Inc., 3.55%, 6/1/22		4,170,000	4,509,988
Waste Management, Inc., 2.60%, 9/1/16		3,400,000	3,407,885
Waste Management, Inc., 4.75%, 6/30/20		1,120,000	1,255,826
Waste Management, Inc., 4.10%, 3/1/45		2,120,000	2,312,195
			15,417,702
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22		2,720,000	2,926,345
CommScope, Inc., 4.375%, 6/15/20(2)		3,000,000	3,097,500
			6,023,845
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		2,830,000	3,022,245
Consumer Discretionary — 0.1%
Newell Brands, Inc., 4.20%, 4/1/26		3,400,000	3,691,975
Consumer Finance — 0.9%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		5,240,000	5,521,377
American Express Credit Corp., 2.60%, 9/14/20		1,655,000	1,710,466
American Express Credit Corp., MTN, 2.25%, 5/5/21		3,320,000	3,382,270
Capital One Bank USA N.A., 2.30%, 6/5/19		3,370,000	3,416,186
Capital One Bank USA N.A., 3.375%, 2/15/23		2,150,000	2,203,247
CIT Group, Inc., 4.25%, 8/15/17		6,690,000	6,830,490
CIT Group, Inc., 5.00%, 8/15/22		1,320,000	1,346,400
Discover Bank, 2.00%, 2/21/18		5,031,000	5,049,283
Discover Financial Services, 3.75%, 3/4/25		1,000,000	1,009,700
Equifax, Inc., 3.30%, 12/15/22		2,420,000	2,558,927
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		5,000,000	5,242,950
PNC Bank N.A., 6.00%, 12/7/17		3,215,000	3,410,147

PNC Bank N.A., 3.80%, 7/25/23		1,100,000	1,187,779
Synchrony Financial, 2.60%, 1/15/19		2,310,000	2,335,893
Synchrony Financial, 3.00%, 8/15/19		1,200,000	1,224,560
			46,429,675
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		2,580,000	2,550,975
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		3,040,000	3,116,000
WestRock RKT Co., 3.50%, 3/1/20		2,010,000	2,076,909
WestRock RKT Co., 4.00%, 3/1/23		3,410,000	3,566,819
			11,310,703
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		1,600,000	1,750,840
Catholic Health Initiatives, 2.95%, 11/1/22		2,420,000	2,479,012
			4,229,852
Diversified Financial Services — 3.0%
Ally Financial, Inc., 2.75%, 1/30/17		4,600,000	4,641,027
Ally Financial, Inc., 3.60%, 5/21/18		3,000,000	3,015,000
Ally Financial, Inc., 4.625%, 3/30/25		1,000,000	987,500
BNP Paribas SA, 4.375%, 9/28/25(2)		1,700,000	1,727,951
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	2,300,000	2,575,159
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	4,450,000	7,359,126
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21(2)		$4,000,000	4,039,568
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45		1,000,000	1,000,311
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	9,850,000	9,861,168
GE Capital International Funding Co. UnLtd. Co., 2.34%, 11/15/20(2)		$15,331,000	15,856,593
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		3,280,000	3,326,127
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		9,430,000	9,681,564
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		7,120,000	7,932,969
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		4,820,000	5,606,571
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		4,710,000	5,061,823
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,000,000	1,029,824
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		3,740,000	3,877,666
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		3,570,000	4,419,546
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,500,000	1,569,082
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		1,670,000	1,851,584
HSBC Holdings plc, 2.95%, 5/25/21		1,000,000	1,011,156
HSBC Holdings plc, 4.30%, 3/8/26		3,980,000	4,227,938
Morgan Stanley, 2.50%, 4/21/21		3,110,000	3,146,406
Morgan Stanley, 5.00%, 11/24/25		10,970,000	12,029,899
Morgan Stanley, MTN, 6.625%, 4/1/18		9,070,000	9,837,358
Morgan Stanley, MTN, 5.625%, 9/23/19		12,340,000	13,701,497
Morgan Stanley, MTN, 3.70%, 10/23/24		4,340,000	4,550,034
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	4,300,000	5,576,227
S&P GLOBAL, Inc., 3.30%, 8/14/20		$1,710,000	1,790,921
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(2)		1,930,000	2,008,204
			153,299,799
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 5.00%, 3/1/21		2,340,000	2,623,227
AT&T, Inc., 3.875%, 8/15/21		3,160,000	3,408,695
AT&T, Inc., 3.60%, 2/17/23		3,400,000	3,564,121
AT&T, Inc., 4.45%, 4/1/24		1,610,000	1,766,088
AT&T, Inc., 3.40%, 5/15/25		7,480,000	7,669,207
AT&T, Inc., 6.55%, 2/15/39		4,493,000	5,557,715

AT&T, Inc., 4.30%, 12/15/42	3,620,000	3,482,914
British Telecommunications plc, 5.95%, 1/15/18	6,030,000	6,456,158
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	3,300,000	3,526,875
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	3,800,000	4,243,027
Frontier Communications Corp., 8.25%, 4/15/17	1,270,000	1,319,213
Frontier Communications Corp., 8.50%, 4/15/20	2,890,000	3,077,850
Frontier Communications Corp., 11.00%, 9/15/25	600,000	625,500
Orange SA, 4.125%, 9/14/21	2,200,000	2,431,031
Orange SA, 5.50%, 2/6/44	1,570,000	1,985,290
Telecom Italia Capital SA, 6.00%, 9/30/34	1,700,000	1,632,000
Telecom Italia SpA, 5.30%, 5/30/24(2)	2,100,000	2,102,625
Telefonica Emisiones SAU, 5.46%, 2/16/21	3,410,000	3,894,854
Verizon Communications, Inc., 3.65%, 9/14/18	4,000,000	4,205,412
Verizon Communications, Inc., 5.15%, 9/15/23	5,470,000	6,382,741
Verizon Communications, Inc., 5.05%, 3/15/34	8,240,000	9,177,382
Verizon Communications, Inc., 4.75%, 11/1/41	1,890,000	2,024,213
Verizon Communications, Inc., 4.86%, 8/21/46	4,545,000	4,983,729
Verizon Communications, Inc., 5.01%, 8/21/54	2,984,000	3,182,728
		89,322,595
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	1,830,000	1,779,675
Electronic Equipment, Instruments and Components — 0.1%
Avnet, Inc., 4.625%, 4/15/26	1,000,000	1,041,183
Jabil Circuit, Inc., 7.75%, 7/15/16	3,484,000	3,487,710
		4,528,893
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	1,750,000	1,218,437
Halliburton Co., 3.80%, 11/15/25	3,300,000	3,436,881
		4,655,318
Food and Staples Retailing — 0.6%
CVS Health Corp., 3.50%, 7/20/22	4,000,000	4,313,048
CVS Health Corp., 5.125%, 7/20/45	2,500,000	3,111,963
Delhaize Group, 5.70%, 10/1/40	1,280,000	1,501,923
Dollar General Corp., 3.25%, 4/15/23	4,420,000	4,596,075
Kroger Co. (The), 3.30%, 1/15/21	6,235,000	6,634,096
Sysco Corp., 3.30%, 7/15/26	1,600,000	1,664,307
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,150,000	1,548,468
Wal-Mart Stores, Inc., 4.30%, 4/22/44	6,070,000	7,121,160
		30,491,040
Food Products — 0.2%
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)	4,890,000	5,329,239
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,000,000	1,153,302
Kraft Heinz Foods Co., 5.20%, 7/15/45(2)	2,100,000	2,498,366
Kraft Heinz Foods Co., 4.375%, 6/1/46(2)	1,070,000	1,137,145
Tyson Foods, Inc., 4.50%, 6/15/22	2,370,000	2,644,052
		12,762,104
Gas Utilities — 1.2%
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,620,564
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,060,611
Enbridge, Inc., 4.50%, 6/10/44	2,130,000	1,852,959
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,257,800
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,698,371
Energy Transfer Partners LP, 3.60%, 2/1/23	3,530,000	3,388,719

Energy Transfer Partners LP, 4.90%, 3/15/35	700,000	620,544
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	1,981,413
Enterprise Products Operating LLC, 3.70%, 2/15/26	2,000,000	2,098,224
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,180,000	5,494,167
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,500,000	2,634,985
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,708,506
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,256,123
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,850,000	4,040,945
Kinder Morgan, Inc., 4.30%, 6/1/25	1,210,000	1,241,741
Kinder Morgan, Inc., 5.55%, 6/1/45	1,460,000	1,489,140
Magellan Midstream Partners LP, 6.55%, 7/15/19	2,680,000	3,028,451
MPLX LP, 4.875%, 12/1/24(2)	1,840,000	1,796,282
MPLX LP, 4.875%, 6/1/25(2)	2,480,000	2,429,182
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,015,019
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	5,750,000	5,680,454
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,000,000	1,050,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,468,500
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,220,000	1,046,150
Williams Partners LP, 4.125%, 11/15/20	4,003,000	3,969,251
Williams Partners LP, 5.10%, 9/15/45	1,280,000	1,102,328
		64,030,429
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24	6,370,000	6,876,657
Medtronic, Inc., 2.50%, 3/15/20	1,900,000	1,971,725
Medtronic, Inc., 3.50%, 3/15/25	5,090,000	5,557,680
Medtronic, Inc., 4.375%, 3/15/35	4,550,000	5,140,931
St. Jude Medical, Inc., 2.00%, 9/15/18	1,560,000	1,578,667
Stryker Corp., 3.50%, 3/15/26	2,250,000	2,393,019
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,107,250
		25,625,929
Health Care Providers and Services — 0.7%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,572,516
Aetna, Inc., 4.375%, 6/15/46	2,140,000	2,224,776
Ascension Health, 3.95%, 11/15/46	700,000	757,589
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	696,000	709,050
Express Scripts Holding Co., 4.50%, 2/25/26	3,360,000	3,700,398
Express Scripts Holding Co., 3.40%, 3/1/27(3)	1,330,000	1,334,420
Express Scripts, Inc., 7.25%, 6/15/19	3,290,000	3,792,294
HCA, Inc., 3.75%, 3/15/19	5,910,000	6,131,625
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,045,000
Mylan NV, 3.95%, 6/15/26(2)	2,200,000	2,230,028
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,390,693
UnitedHealth Group, Inc., 2.875%, 12/15/21	3,410,000	3,594,757
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,243,719
UnitedHealth Group, Inc., 3.75%, 7/15/25	1,570,000	1,722,602
Universal Health Services, Inc., 4.75%, 8/1/22(2)	3,200,000	3,262,784
		38,712,251
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.375%, 5/26/25	2,000,000	2,117,930
McDonald's Corp., MTN, 4.60%, 5/26/45	1,020,000	1,143,968
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	3,630,000	3,838,725
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,359,939
		9,460,562

Household Durables — 0.4%
D.R. Horton, Inc., 3.625%, 2/15/18		3,770,000	3,844,269
D.R. Horton, Inc., 5.75%, 8/15/23		2,020,000	2,252,300
Lennar Corp., 4.75%, 12/15/17		3,030,000	3,098,175
Lennar Corp., 4.75%, 4/1/21		3,290,000	3,438,050
Lennar Corp., 4.75%, 5/30/25		600,000	585,000
M.D.C Holdings, Inc., 5.50%, 1/15/24		2,000,000	1,990,000
Toll Brothers Finance Corp., 6.75%, 11/1/19		2,620,000	2,960,600
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		1,460,000	1,474,600
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		730,000	745,512
			20,388,506
Industrial Conglomerates — 0.2%
General Electric Co., 4.125%, 10/9/42		3,140,000	3,464,767
General Electric Co., MTN, 4.375%, 9/16/20		3,745,000	4,173,791
General Electric Co., MTN, 4.65%, 10/17/21		1,197,000	1,371,904
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		2,330,000	2,457,067
			11,467,529
Insurance — 1.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		3,320,000	3,353,200
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	4,800,000	6,086,589
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$1,000,000	1,027,375
American International Group, Inc., 4.125%, 2/15/24		8,580,000	9,069,875
American International Group, Inc., 4.50%, 7/16/44		2,150,000	2,089,548
American International Group, Inc., MTN, 5.85%, 1/16/18		1,455,000	1,552,098
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,770,000	3,082,977
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		2,030,000	2,170,805
Berkshire Hathaway, Inc., 2.75%, 3/15/23		2,370,000	2,451,881
Berkshire Hathaway, Inc., 4.50%, 2/11/43		3,160,000	3,622,308
Chubb INA Holdings, Inc., 3.15%, 3/15/25		3,950,000	4,131,108
Chubb INA Holdings, Inc., 3.35%, 5/3/26		1,660,000	1,770,269
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		2,070,000	2,096,351
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		1,190,000	1,465,308
International Lease Finance Corp., 6.25%, 5/15/19		1,670,000	1,803,350
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)		440,000	486,911
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		2,920,000	3,002,802
Lincoln National Corp., 6.25%, 2/15/20		1,100,000	1,237,853
Markel Corp., 4.90%, 7/1/22		4,070,000	4,524,623
Markel Corp., 3.625%, 3/30/23		1,000,000	1,035,224
MetLife, Inc., 4.125%, 8/13/42		2,140,000	2,136,959
MetLife, Inc., 4.875%, 11/13/43		1,405,000	1,557,757
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		2,870,000	2,946,081
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,000,000	1,128,489
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		1,275,000	1,528,733
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		3,740,000	4,442,207
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)		1,670,000	1,758,206
Travelers Cos., Inc. (The), 4.60%, 8/1/43		2,050,000	2,458,106
Travelers Cos., Inc. (The), 4.30%, 8/25/45		1,000,000	1,142,428
Voya Financial, Inc., 5.70%, 7/15/43		2,500,000	2,838,040
WR Berkley Corp., 4.625%, 3/15/22		2,450,000	2,680,290
WR Berkley Corp., 4.75%, 8/1/44		1,240,000	1,292,185
XLIT Ltd., 4.45%, 3/31/25		750,000	758,552
			82,728,488

Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	2,900,000	3,094,271
IT Services — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,520,000	2,626,163
Fidelity National Information Services, Inc., 4.50%, 10/15/22	3,250,000	3,604,783
Fidelity National Information Services, Inc., 3.50%, 4/15/23	1,470,000	1,528,704
Xerox Corp., 2.95%, 3/15/17	1,670,000	1,684,763
		9,444,413
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,030,000	1,093,227
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,248,319
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,920,000	2,242,040
		5,583,586
Machinery — 0.1%
Fortive Corp., 3.15%, 6/15/26(2)	1,370,000	1,412,703
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,212,450
		5,625,153
Media — 1.9%
21st Century Fox America, Inc., 3.70%, 10/15/25	1,400,000	1,517,779
21st Century Fox America, Inc., 6.90%, 8/15/39	3,110,000	4,176,232
21st Century Fox America, Inc., 4.75%, 9/15/44	2,720,000	3,027,591
CBS Corp., 3.50%, 1/15/25	1,260,000	1,298,429
CBS Corp., 4.85%, 7/1/42	1,240,000	1,251,249
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(2)	12,180,000	13,298,843
Comcast Corp., 3.15%, 3/1/26	1,760,000	1,874,215
Comcast Corp., 4.40%, 8/15/35	2,070,000	2,340,835
Comcast Corp., 6.40%, 5/15/38	3,970,000	5,463,478
Comcast Corp., 4.75%, 3/1/44	3,940,000	4,608,583
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,091,605
DISH DBS Corp., 4.625%, 7/15/17	3,000,000	3,060,000
Grupo Televisa SAB, 5.00%, 5/13/45	1,000,000	965,453
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,260,000	2,408,871
Lamar Media Corp., 5.375%, 1/15/24	2,630,000	2,754,925
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	5,192,133
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	2,680,000	2,743,650
Omnicom Group, Inc., 3.60%, 4/15/26	4,520,000	4,772,673
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,600,187
Time Warner Cable, Inc., 6.75%, 7/1/18	1,830,000	2,008,546
Time Warner Cable, Inc., 5.50%, 9/1/41	1,020,000	1,074,276
Time Warner Cable, Inc., 4.50%, 9/15/42	1,770,000	1,656,840
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,691,163
Time Warner, Inc., 3.60%, 7/15/25	5,500,000	5,833,564
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,828,575
Time Warner, Inc., 5.35%, 12/15/43	1,520,000	1,749,108
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,689,878
Viacom, Inc., 4.25%, 9/1/23	3,500,000	3,643,052
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	3,500,000	3,408,125
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	1,681,000	1,915,273
		97,945,131
Metals and Mining — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	1,678,000	1,808,909
Barrick North America Finance LLC, 5.75%, 5/1/43	1,010,000	1,101,293
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	2,560,000	2,562,982

Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,293,161
Steel Dynamics, Inc., 6.125%, 8/15/19	3,210,000	3,324,356
Steel Dynamics, Inc., 6.375%, 8/15/22	1,745,000	1,840,975
Steel Dynamics, Inc., 5.50%, 10/1/24	1,000,000	1,025,000
Vale Overseas Ltd., 5.625%, 9/15/19	1,430,000	1,472,900
		14,429,576
Multi-Utilities — 1.5%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	2,100,000	2,270,041
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,017,809
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	2,136,644
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	3,008,011
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,094,122
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	4,749,469
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,713,682
Dominion Resources, Inc., 3.625%, 12/1/24	2,310,000	2,435,036
Dominion Resources, Inc., 4.90%, 8/1/41	2,320,000	2,558,531
Dominion Resources, Inc., VRN, 3.46%, 9/30/16	1,910,000	1,590,075
DPL, Inc., 6.50%, 10/15/16	270,000	270,169
Duke Energy Corp., 1.625%, 8/15/17	2,120,000	2,131,323
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,865,935
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,849,649
Duke Energy Florida LLC, 3.85%, 11/15/42	2,670,000	2,830,494
Duke Energy Progress LLC, 4.15%, 12/1/44	1,900,000	2,099,160
Edison International, 3.75%, 9/15/17	2,920,000	3,007,390
Exelon Corp., 4.45%, 4/15/46	1,800,000	1,931,128
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,588,025
FirstEnergy Corp., 2.75%, 3/15/18	1,967,000	1,992,276
FirstEnergy Corp., 4.25%, 3/15/23	2,310,000	2,387,355
Florida Power & Light Co., 4.125%, 2/1/42	2,160,000	2,442,612
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,747,249
IPALCO Enterprises, Inc., 5.00%, 5/1/18	3,010,000	3,160,500
MidAmerican Energy Co., 4.40%, 10/15/44	2,480,000	2,887,119
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	3,070,000	2,939,525
NiSource Finance Corp., 5.65%, 2/1/45	1,760,000	2,221,731
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,849,489
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,803,179
Sempra Energy, 2.875%, 10/1/22	1,070,000	1,096,264
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,187,622
Target Corp., 2.50%, 4/15/26	4,000,000	4,108,676
Virginia Electric & Power Co., 4.45%, 2/15/44	1,140,000	1,316,653
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,627,693
		78,914,636
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	1,970,000	1,877,605
Oil, Gas and Consumable Fuels — 1.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	2,850,000	2,874,937
Anadarko Petroleum Corp., 5.55%, 3/15/26	3,210,000	3,553,011
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,799,586
Apache Corp., 4.75%, 4/15/43	1,500,000	1,548,933
BP Capital Markets plc, 2.75%, 5/10/23	1,880,000	1,901,460
Chevron Corp., 2.10%, 5/16/21	5,000,000	5,102,655
Cimarex Energy Co., 4.375%, 6/1/24	4,070,000	4,264,855
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,124,458

Concho Resources, Inc., 7.00%, 1/15/21	4,755,000	4,909,537
Concho Resources, Inc., 6.50%, 1/15/22	1,100,000	1,131,625
Concho Resources, Inc., 5.50%, 4/1/23	1,210,000	1,219,075
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,354,125
Continental Resources, Inc., 5.00%, 9/15/22	2,000,000	1,959,260
Ecopetrol SA, 4.125%, 1/16/25	1,220,000	1,106,784
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,601,109
Exxon Mobil Corp., 2.71%, 3/6/25	4,230,000	4,423,814
Exxon Mobil Corp., 3.04%, 3/1/26	3,870,000	4,102,591
Hess Corp., 6.00%, 1/15/40	2,990,000	3,103,578
Newfield Exploration Co., 5.75%, 1/30/22	3,920,000	3,988,600
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,295,502
Noble Energy, Inc., 3.90%, 11/15/24	800,000	814,493
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	3,882,600
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,213,460
Petroleos Mexicanos, 6.625%, 6/15/35	1,510,000	1,564,360
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,790,800
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,643,880
Phillips 66, 4.30%, 4/1/22	6,020,000	6,584,224
Shell International Finance BV, 2.375%, 8/21/22	2,100,000	2,152,011
Shell International Finance BV, 3.25%, 5/11/25	2,160,000	2,269,754
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,718,471
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,773,546
Statoil ASA, 2.45%, 1/17/23	3,670,000	3,720,334
Statoil ASA, 3.95%, 5/15/43	2,060,000	2,145,134
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	2,030,000	2,113,738
Tesoro Corp., 5.375%, 10/1/22	1,620,000	1,658,475
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,602,224
		98,012,999
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	3,440,000	3,525,670
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	4,775,000	5,414,005
International Paper Co., 6.00%, 11/15/41	1,070,000	1,273,411
		10,213,086
Pharmaceuticals — 0.7%
Actavis Funding SCS, 3.85%, 6/15/24	4,150,000	4,342,062
Actavis Funding SCS, 4.55%, 3/15/35	1,960,000	2,014,500
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,382,589
Actavis, Inc., 3.25%, 10/1/22	3,180,000	3,265,815
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,472,550
Baxalta, Inc., 4.00%, 6/23/25	3,520,000	3,675,855
Forest Laboratories LLC, 4.875%, 2/15/21(2)	3,370,000	3,744,734
Merck & Co., Inc., 2.40%, 9/15/22	2,270,000	2,339,124
Merck & Co., Inc., 3.70%, 2/10/45	1,240,000	1,306,847
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	3,545,000	3,672,347
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	3,000,000	3,048,216
Roche Holdings, Inc., 3.35%, 9/30/24(2)	1,300,000	1,412,484
Roche Holdings, Inc., 4.00%, 11/28/44(2)	1,850,000	2,118,261
		34,795,384
Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 5.05%, 9/1/20	2,090,000	2,326,343
American Tower Corp., 3.375%, 10/15/26	2,200,000	2,217,314
Boston Properties LP, 3.65%, 2/1/26	1,600,000	1,709,390

Crown Castle International Corp., 5.25%, 1/15/23	2,440,000	2,747,562
Crown Castle International Corp., 4.45%, 2/15/26	2,230,000	2,426,824
DDR Corp., 4.75%, 4/15/18	5,930,000	6,189,598
DDR Corp., 3.625%, 2/1/25	1,460,000	1,467,629
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,288,776
Essex Portfolio LP, 3.25%, 5/1/23	1,010,000	1,035,395
Hospitality Properties Trust, 4.65%, 3/15/24	6,610,000	6,743,595
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,554,569
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,450,000	1,463,388
Kilroy Realty LP, 3.80%, 1/15/23	3,750,000	3,937,973
Kilroy Realty LP, 4.375%, 10/1/25	760,000	822,467
Senior Housing Properties Trust, 4.75%, 5/1/24	2,460,000	2,510,282
Simon Property Group LP, 3.30%, 1/15/26	2,780,000	2,974,778
Ventas Realty LP, 4.125%, 1/15/26	1,600,000	1,723,594
Welltower, Inc., 2.25%, 3/15/18	960,000	970,261
Welltower, Inc., 3.75%, 3/15/23	2,590,000	2,689,156
		48,798,894
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,559,011
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,571,690
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,716,553
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,170,000	1,278,365
CSX Corp., 4.25%, 6/1/21	1,400,000	1,535,890
CSX Corp., 3.40%, 8/1/24	1,840,000	1,981,801
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,758,090
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,117,376
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	1,700,000	1,735,986
Union Pacific Corp., 4.00%, 2/1/21	1,810,000	1,995,127
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,922,564
		26,172,453
Semiconductors and Semiconductor Equipment — 0.1%
Lam Research Corp., 3.90%, 6/15/26	3,690,000	3,889,478
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	3,550,000	3,603,250
		7,492,728
Software — 0.6%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	2,980,000	3,129,000
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,290,722
Microsoft Corp., 2.70%, 2/12/25	4,130,000	4,276,462
Microsoft Corp., 3.125%, 11/3/25	1,650,000	1,768,706
Oracle Corp., 3.625%, 7/15/23	570,000	625,245
Oracle Corp., 3.40%, 7/8/24	3,010,000	3,230,052
Oracle Corp., 2.95%, 5/15/25	5,000,000	5,204,885
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,540,560
Oracle Corp., 4.00%, 7/15/46(3)	2,560,000	2,586,089
		28,651,721
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	2,930,000	3,069,239
Home Depot, Inc. (The), 3.35%, 9/15/25	1,650,000	1,801,158
Home Depot, Inc. (The), 3.00%, 4/1/26	3,260,000	3,470,766
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	5,147,866
United Rentals North America, Inc., 4.625%, 7/15/23	4,390,000	4,450,363
		17,939,392

Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.85%, 5/6/21	2,520,000	2,663,592
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,681,272
Apple, Inc., 3.25%, 2/23/26	1,580,000	1,680,883
Apple, Inc., 4.65%, 2/23/46	1,000,000	1,129,432
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	6,630,000	6,891,262
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	4,230,000	4,419,897
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	3,370,000	3,529,108
Seagate HDD Cayman, 4.75%, 6/1/23	3,200,000	2,706,768
		30,702,214
Textiles, Apparel and Luxury Goods — 0.1%
L Brands, Inc., 6.90%, 7/15/17	1,830,000	1,945,290
PVH Corp., 4.50%, 12/15/22	2,920,000	2,974,750
		4,920,040
Tobacco — 0.3%
Altria Group, Inc., 2.85%, 8/9/22	5,270,000	5,528,240
Philip Morris International, Inc., 4.125%, 5/17/21	3,860,000	4,304,209
Reynolds American, Inc., 4.45%, 6/12/25	4,000,000	4,477,400
		14,309,849
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,589,197
Sprint Communications, Inc., 6.00%, 12/1/16	2,210,000	2,229,338
Sprint Communications, Inc., 9.00%, 11/15/18(2)	2,320,000	2,479,500
T-Mobile USA, Inc., 6.46%, 4/28/19	3,850,000	3,927,000
		13,225,035
TOTAL CORPORATE BONDS (Cost $1,584,484,357)		1,641,891,814
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 24.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.9%
FHLMC, VRN, 1.00%, 7/15/16	8,394,341	8,637,109
FHLMC, VRN, 1.78%, 7/15/16	2,628,622	2,676,358
FHLMC, VRN, 1.84%, 7/15/16	5,728,541	5,840,954
FHLMC, VRN, 1.92%, 7/15/16	3,845,857	3,915,729
FHLMC, VRN, 1.97%, 7/15/16	3,239,256	3,344,390
FHLMC, VRN, 2.06%, 7/15/16	6,185,542	6,370,031
FHLMC, VRN, 2.31%, 7/15/16	10,318,908	10,629,821
FHLMC, VRN, 2.63%, 7/15/16	1,403,846	1,484,087
FHLMC, VRN, 2.67%, 7/15/16	1,708,701	1,812,286
FHLMC, VRN, 2.67%, 7/15/16	10,002,974	10,595,490
FHLMC, VRN, 2.81%, 7/15/16	796,635	841,114
FHLMC, VRN, 2.87%, 7/15/16	1,540,615	1,625,778
FHLMC, VRN, 3.01%, 7/15/16	766,652	806,340
FHLMC, VRN, 3.21%, 7/15/16	2,385,321	2,514,395
FHLMC, VRN, 3.21%, 7/15/16	4,434,983	4,624,500
FHLMC, VRN, 3.65%, 7/15/16	3,412,952	3,606,043
FHLMC, VRN, 3.77%, 7/15/16	2,077,203	2,182,788
FHLMC, VRN, 4.06%, 7/15/16	2,429,135	2,563,794
FHLMC, VRN, 4.23%, 7/15/16	2,753,966	2,922,782
FHLMC, VRN, 4.75%, 7/15/16	1,714,603	1,799,068
FHLMC, VRN, 5.15%, 7/15/16	365,659	381,232
FHLMC, VRN, 5.79%, 7/15/16	4,876,541	5,125,640
FHLMC, VRN, 5.97%, 7/15/16	3,029,220	3,191,454
FNMA, VRN, 2.05%, 7/25/16	3,065,723	3,172,478
FNMA, VRN, 2.38%, 7/25/16	9,609,072	9,998,441

FNMA, VRN, 2.39%, 7/25/16	1,117,881	1,167,154
FNMA, VRN, 2.43%, 7/25/16	4,042,978	4,150,582
FNMA, VRN, 2.44%, 7/25/16	8,444,659	8,758,055
FNMA, VRN, 2.44%, 7/25/16	5,118,280	5,332,855
FNMA, VRN, 2.44%, 7/25/16	2,416,533	2,513,091
FNMA, VRN, 2.44%, 7/25/16	5,724,134	5,953,779
FNMA, VRN, 2.57%, 7/25/16	1,439,895	1,514,862
FNMA, VRN, 2.61%, 7/25/16	753,004	793,969
FNMA, VRN, 2.70%, 7/25/16	6,932,712	7,206,249
FNMA, VRN, 3.11%, 7/25/16	1,802,159	1,896,282
FNMA, VRN, 3.35%, 7/25/16	1,554,638	1,638,394
FNMA, VRN, 3.62%, 7/25/16	2,686,466	2,846,564
FNMA, VRN, 3.94%, 7/25/16	3,707,194	3,905,143
FNMA, VRN, 4.79%, 7/25/16	2,682,995	2,849,916
		151,188,997
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.1%
FHLMC, 5.00%, 11/1/17	32,139	32,988
FHLMC, 4.50%, 1/1/19	9,921	10,159
FHLMC, 5.00%, 1/1/21	1,012,507	1,065,530
FHLMC, 5.00%, 4/1/21	219,871	231,394
FHLMC, 7.00%, 9/1/27	2,953	3,506
FHLMC, 6.50%, 1/1/28	4,467	5,136
FHLMC, 7.00%, 2/1/28	728	863
FHLMC, 6.50%, 3/1/29	27,399	32,357
FHLMC, 6.50%, 6/1/29	28,876	33,202
FHLMC, 7.00%, 8/1/29	3,086	3,375
FHLMC, 5.00%, 4/1/31	4,499,067	4,993,798
FHLMC, 5.00%, 5/1/31	5,651,537	6,277,446
FHLMC, 6.50%, 5/1/31	14,371	16,515
FHLMC, 6.50%, 6/1/31	664	763
FHLMC, 6.50%, 6/1/31	38	44
FHLMC, 6.50%, 6/1/31	669	769
FHLMC, 6.50%, 6/1/31	2,658	3,055
FHLMC, 5.50%, 12/1/33	329,015	366,587
FHLMC, 6.00%, 9/1/35	5,362,176	6,189,141
FHLMC, 5.50%, 12/1/37	325,977	364,892
FHLMC, 5.50%, 1/1/38	682,349	762,380
FHLMC, 6.00%, 2/1/38	2,986,084	3,414,303
FHLMC, 5.50%, 4/1/38	939,137	1,056,129
FHLMC, 6.00%, 8/1/38	166,247	188,829
FHLMC, 6.50%, 7/1/47	16,758	18,642
FNMA, 3.00%, 7/14/16(5)	45,000,000	46,701,564
FNMA, 3.50%, 7/14/16(5)	76,540,000	80,752,687
FNMA, 4.00%, 7/14/16(5)	87,175,000	93,456,030
FNMA, 4.50%, 7/14/16(5)	18,570,000	20,272,129
FNMA, 5.00%, 7/14/16(5)	51,000,000	56,657,810
FNMA, 5.50%, 7/14/16(5)	12,000,000	13,490,859
FNMA, 5.50%, 12/1/16	6,582	6,615
FNMA, 5.50%, 12/1/16	979	981
FNMA, 5.00%, 6/1/18	507,138	521,265
FNMA, 4.50%, 5/1/19	210,850	216,898
FNMA, 6.50%, 1/1/26	22,398	25,797
FNMA, 7.00%, 12/1/27	3,314	3,694

FNMA, 6.50%, 1/1/28	3,725	4,287
FNMA, 7.50%, 4/1/28	19,969	22,714
FNMA, 7.00%, 5/1/28	19,101	20,065
FNMA, 7.00%, 6/1/28	407	424
FNMA, 6.50%, 1/1/29	4,177	4,947
FNMA, 6.50%, 4/1/29	12,980	14,950
FNMA, 7.00%, 7/1/29	4,912	5,374
FNMA, 7.50%, 7/1/29	32,813	35,918
FNMA, 7.50%, 9/1/30	9,318	11,839
FNMA, 5.00%, 6/1/31	4,561,564	5,065,116
FNMA, 5.00%, 7/1/31	7,813,577	8,709,563
FNMA, 7.00%, 9/1/31	54,874	61,961
FNMA, 6.50%, 1/1/32	14,450	16,641
FNMA, 6.50%, 8/1/32	66,066	78,111
FNMA, 6.50%, 8/1/32	4,274	4,922
FNMA, 5.50%, 2/1/33	3,296,363	3,739,362
FNMA, 5.00%, 6/1/33	3,552,846	3,967,542
FNMA, 5.50%, 6/1/33	181,968	207,077
FNMA, 5.50%, 7/1/33	1,190,368	1,350,632
FNMA, 5.00%, 8/1/33	534,115	595,379
FNMA, 5.50%, 8/1/33	420,592	476,006
FNMA, 5.50%, 9/1/33	592,135	679,839
FNMA, 5.00%, 11/1/33	2,248,796	2,511,113
FNMA, 6.00%, 12/1/33	1,763,547	2,027,023
FNMA, 5.50%, 1/1/34	592,589	672,539
FNMA, 5.50%, 2/1/34	2,184,797	2,488,654
FNMA, 5.00%, 3/1/34	1,301,663	1,453,618
FNMA, 4.50%, 1/1/35	9,819,543	10,766,637
FNMA, 5.00%, 4/1/35	3,200,045	3,566,747
FNMA, 5.00%, 6/1/35	2,361,130	2,634,752
FNMA, 5.00%, 7/1/35	4,512,088	5,036,974
FNMA, 5.00%, 8/1/35	146,502	163,033
FNMA, 4.50%, 9/1/35	556,674	609,358
FNMA, 5.00%, 10/1/35	1,254,291	1,396,507
FNMA, 5.50%, 12/1/35	6,682,903	7,593,503
FNMA, 5.00%, 2/1/36	816,720	909,303
FNMA, 5.50%, 4/1/36	887,904	1,003,935
FNMA, 5.50%, 5/1/36	1,784,982	2,018,888
FNMA, 5.50%, 7/1/36	306,738	344,695
FNMA, 5.50%, 2/1/37	230,216	259,717
FNMA, 5.50%, 5/1/37	404,282	453,962
FNMA, 6.00%, 8/1/37	551,946	637,602
FNMA, 6.50%, 8/1/37	381,368	430,323
FNMA, 6.00%, 9/1/37	2,594,119	2,969,558
FNMA, 6.00%, 11/1/37	3,787,965	4,351,676
FNMA, 5.50%, 12/1/37	2,081,741	2,346,385
FNMA, 5.50%, 2/1/38	442,381	497,155
FNMA, 5.50%, 6/1/38	992,044	1,124,279
FNMA, 6.00%, 9/1/38	130,581	138,848
FNMA, 5.50%, 12/1/38	2,240,944	2,542,743
FNMA, 5.00%, 1/1/39	1,071,207	1,196,333
FNMA, 5.50%, 1/1/39	9,346,029	10,523,289
FNMA, 4.50%, 2/1/39	2,269,083	2,478,775

FNMA, 5.00%, 2/1/39	4,460,236	4,990,816
FNMA, 4.50%, 4/1/39	3,742,880	4,169,168
FNMA, 4.50%, 5/1/39	9,295,210	10,356,791
FNMA, 6.50%, 5/1/39	2,277,288	2,658,665
FNMA, 5.00%, 8/1/39	4,598,396	5,168,762
FNMA, 4.50%, 10/1/39	15,153,260	16,875,560
FNMA, 4.00%, 10/1/40	15,418,398	16,924,733
FNMA, 4.50%, 11/1/40	13,535,475	14,972,104
FNMA, 4.00%, 8/1/41	14,642,163	16,021,281
FNMA, 4.50%, 9/1/41	8,999,857	9,871,955
FNMA, 3.50%, 10/1/41	18,243,778	19,323,766
FNMA, 5.00%, 1/1/42	7,589,877	8,442,866
FNMA, 3.50%, 2/1/42	11,602,302	12,285,697
FNMA, 3.50%, 6/1/42	34,044,346	36,409,151
FNMA, 3.50%, 8/1/42	3,013,120	3,187,944
FNMA, 3.50%, 8/1/42	12,251,173	12,969,331
FNMA, 3.50%, 8/1/43	12,275,217	12,968,653
FNMA, 3.50%, 5/1/45	19,142,193	20,292,806
FNMA, 3.50%, 11/1/45	24,194,210	25,589,724
FNMA, 3.50%, 11/1/45	24,259,894	25,659,199
FNMA, 4.00%, 11/1/45	28,604,713	30,743,012
FNMA, 4.00%, 11/1/45	9,286,037	10,004,417
FNMA, 3.50%, 2/1/46	24,542,127	26,019,683
FNMA, 4.00%, 2/1/46	24,407,233	26,294,728
FNMA, 3.50%, 3/1/46	24,831,007	26,257,179
FNMA, 4.00%, 4/1/46	29,737,584	31,967,350
FNMA, 6.50%, 8/1/47	48,986	54,884
FNMA, 6.50%, 8/1/47	21,989	24,637
FNMA, 6.50%, 9/1/47	100,846	113,088
FNMA, 6.50%, 9/1/47	5,028	5,635
FNMA, 6.50%, 9/1/47	37,902	42,473
FNMA, 6.50%, 9/1/47	55,126	61,803
FNMA, 6.50%, 9/1/47	14,715	16,486
GNMA, 3.00%, 7/20/16(5)	25,000,000	26,130,858
GNMA, 3.50%, 7/20/16(5)	64,000,000	67,920,002
GNMA, 7.00%, 11/15/22	10,059	10,866
GNMA, 7.00%, 4/20/26	2,831	3,242
GNMA, 7.50%, 8/15/26	6,340	7,694
GNMA, 8.00%, 8/15/26	3,050	3,539
GNMA, 7.50%, 5/15/27	4,226	4,435
GNMA, 8.00%, 6/15/27	10,608	11,008
GNMA, 7.50%, 11/15/27	1,709	1,758
GNMA, 7.00%, 2/15/28	3,218	3,256
GNMA, 7.50%, 2/15/28	2,872	2,920
GNMA, 6.50%, 3/15/28	10,846	12,375
GNMA, 7.00%, 4/15/28	1,786	1,792
GNMA, 6.50%, 5/15/28	820	936
GNMA, 6.50%, 5/15/28	28,869	32,952
GNMA, 7.00%, 12/15/28	5,852	6,072
GNMA, 7.00%, 5/15/31	28,717	35,551
GNMA, 4.50%, 8/15/33	1,766,007	1,959,576
GNMA, 6.00%, 9/20/38	1,197,861	1,368,973
GNMA, 5.50%, 11/15/38	2,794,589	3,228,212

GNMA, 5.50%, 11/15/38	1,108,277	1,246,242
GNMA, 6.00%, 1/20/39	365,202	417,374
GNMA, 5.00%, 3/20/39	2,497,617	2,810,924
GNMA, 4.50%, 4/15/39	3,514,284	3,880,331
GNMA, 4.50%, 11/15/39	22,852,337	25,500,146
GNMA, 4.50%, 1/15/40	1,858,361	2,051,557
GNMA, 4.00%, 7/15/40	3,274,103	3,525,472
GNMA, 4.00%, 11/20/40	30,320,255	32,686,176
GNMA, 4.50%, 12/15/40	7,023,045	7,824,620
GNMA, 4.50%, 7/20/41	11,675,953	12,754,132
GNMA, 3.50%, 6/20/42	10,514,364	11,207,928
GNMA, 3.50%, 7/20/42	16,181,783	17,249,196
		1,090,043,187
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,215,261,915)		1,241,232,184
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 4.6%
Private Sponsor Collateralized Mortgage Obligations — 4.4%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.91%, 7/1/16	3,696,871	3,668,371
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 7/1/16(2)	4,565,746	4,712,505
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	18,863	15,578
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 7/1/16	2,673,334	2,649,715
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 7/1/16	2,671,430	2,643,454
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	2,677,504	2,760,908
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.00%, 7/1/16	3,933,412	3,920,663
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.87%, 7/1/16	3,621,803	3,471,362
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	1,314,845	1,365,409
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.63%, 7/1/16	5,306,345	5,122,941
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.32%, 7/1/16	6,849,542	6,740,957
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.82%, 7/1/16	1,582,015	1,549,388
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	2,359,283	2,413,862
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	880,395	887,102
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	124,153	116,625
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	115	105
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 7/1/16	676,038	658,292
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 3.04%, 7/1/16	1,878,125	1,862,710
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.70%, 7/1/16	9,185,530	9,014,487
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.78%, 7/1/16	2,525,555	2,434,081
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.74%, 7/1/16	2,656,168	2,577,915
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 7/1/16	4,304,084	4,285,418
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.78%, 7/1/16	5,110,860	5,063,912
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.88%, 7/1/16	11,361,979	11,435,004
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.06%, 7/1/16	8,986,348	8,955,889
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.87%, 7/1/16	4,383,791	4,377,769
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.87%, 7/1/16	1,892,417	1,859,177
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.09%, 7/1/16	1,965,847	1,948,652
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 7/1/16	3,473,162	3,310,225
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.96%, 7/1/16	2,945,527	2,954,204
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/16(2)	3,017,519	3,061,602
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.92%, 7/1/16	2,107,966	2,149,537
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.61%, 7/25/16	3,552,402	3,502,752
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 7/1/16	4,332,870	4,238,814
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.65%, 7/1/16	2,166,435	2,165,635
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 7/1/16	727,536	724,806

Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/16	995,031	1,002,823
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	2,019,798	2,102,118
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 3.03%, 7/1/16	4,332,070	4,311,975
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 7/1/16	738,969	738,211
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.70%, 7/1/16	6,110,390	6,074,479
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.19%, 7/25/16	7,761,475	7,134,292
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/16(2)	10,372,281	10,785,282
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	998,094	1,024,974
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 7/1/16	5,040,799	4,924,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.84%, 7/1/16	947,447	954,366
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 2.84%, 7/1/16	3,611,796	3,580,052
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.05%, 7/1/16	5,325,356	5,331,510
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 3.08%, 7/1/16	787,634	816,934
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.90%, 7/1/16	3,417,064	3,481,938
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 7/1/16	6,231,198	6,206,603
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	2,112,641	2,117,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	2,089,111	2,148,122
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.89%, 7/1/16	4,711,708	4,793,839
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.88%, 7/1/16	1,521,227	1,541,791
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.90%, 7/1/16	3,344,809	3,382,054
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 0.75%, 7/25/16	9,968,208	9,224,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.81%, 7/1/16	1,164,076	1,143,098
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 7/1/16	521,353	524,890
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 7/1/16	3,015,770	3,009,387
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	3,858,545	3,894,632
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	3,656,240	3,722,418
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,495,830	1,528,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 7/1/16	1,181,163	1,092,198
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,699,514	1,727,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	1,911,036	1,964,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,474,936	1,529,771
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.30%, 7/1/16	2,562,391	2,512,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	2,830,572	2,970,270
		225,915,894
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2684, Class FP, VRN, 0.94%, 7/15/16	156,169	156,223
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	697,217	761,219
FHLMC, Series 3397, Class GF, VRN, 0.94%, 7/15/16	1,613,761	1,620,486
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	1,881	2,012
FNMA, Series 2006-43, Class FM, VRN, 0.75%, 7/25/16	1,788,352	1,780,970
FNMA, Series 2007-36, Class FB, VRN, 0.85%, 7/25/16	3,827,661	3,829,231
GNMA, Series 2007-5, Class FA, VRN, 0.59%, 7/20/16	3,322,114	3,314,749
		11,464,890
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $237,541,376)		237,380,784
ASSET-BACKED SECURITIES(4) — 4.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	12,000,000	12,112,284
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	17,000,000	17,092,806
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.80%, 7/15/16	10,900,000	10,907,998
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.94%, 7/15/16(2)	12,700,000	12,706,886
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.69%, 7/15/16	12,000,000	11,970,589
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.88%, 7/7/16(2)	8,169,613	8,139,852
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.35%, 7/22/16(2)	10,100,000	10,103,699
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	1,841,785	1,839,711

Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(2)	10,680,838	10,665,598
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	14,898,119	14,920,383
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	11,950,000	11,952,486
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.00%, 7/11/16(2)	2,876,500	2,874,529
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.85%, 7/11/16(2)	3,935,258	3,925,256
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.55%, 7/11/16(2)	10,675,000	10,696,318
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	2,493,094	2,497,714
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	7,485,133	7,373,583
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(2)	6,767,380	6,669,739
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.65%, 7/17/16(2)	8,582,665	8,529,283
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	5,594,820	5,555,342
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	8,918,690	8,784,057
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	7,559,421	7,559,687
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	10,012,866	9,993,813
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	5,554,895	5,571,631
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	16,596,581	16,988,427
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.77%, 7/15/16	8,838,649	8,841,055
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,857,788	3,018,539
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	5,220,455	5,218,084
TOTAL ASSET-BACKED SECURITIES (Cost $236,090,133)		236,509,349
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	8,500,000	8,917,360
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.24%, 7/15/16(2)	11,275,000	11,191,956
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	14,570,000	15,087,070
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	14,000,000	14,943,214
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.39%, 7/15/16(2)	20,164,707	19,978,720
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 7/15/16(2)	11,015,000	10,831,491
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	10,691,000	12,020,178
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/16	10,025,000	11,135,132
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	14,000,000	15,373,316
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/16	13,625,000	14,488,553
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/16	10,000,000	11,038,583
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	17,000,000	18,032,830
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,619,135
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/16(2)	15,352,000	16,267,547
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/16	12,185,000	13,087,320
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	7,225,000	8,149,403
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.34%, 7/15/16(2)	12,925,000	12,831,179
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/16(2)	10,160,000	10,283,446
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $224,135,940)		233,276,433
U.S. GOVERNMENT AGENCY SECURITIES — 1.7%
FNMA, 2.125%, 4/24/26	4,540,000	4,669,517
FNMA, 6.625%, 11/15/30	53,400,000	81,998,050
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $77,384,808)		86,667,567
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.7%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,580,000	1,690,600
Chile Government International Bond, 3.625%, 10/30/42	1,500,000	1,530,000
		3,220,600

Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		2,810,000	3,027,775
Colombia Government International Bond, 6.125%, 1/18/41		1,200,000	1,398,000
			4,425,775
Italy†
Italy Government International Bond, 6.875%, 9/27/23		1,920,000	2,419,200
Mexico — 0.3%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		4,500,000	5,036,625
Mexico Government International Bond, 5.125%, 1/15/20		3,290,000	3,666,705
Mexico Government International Bond, 6.05%, 1/11/40		1,480,000	1,870,350
Mexico Government International Bond, MTN, 4.75%, 3/8/44		2,130,000	2,300,400
			12,874,080
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36		2,700,000	3,584,844
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		680,000	919,700
Peruvian Government International Bond, 5.625%, 11/18/50		2,640,000	3,286,800
			4,206,500
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		4,170,000	4,570,332
Philippine Government International Bond, 6.375%, 10/23/34		2,840,000	4,140,706
			8,711,038
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		2,400,000	2,699,779
Poland Government International Bond, 3.00%, 3/17/23		1,290,000	1,314,575
			4,014,354
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	24,400,000	26,942,095
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		$1,500,000	1,553,010
Turkey — 0.2%
Turkey Government International Bond, 3.25%, 3/23/23		4,270,000	4,147,301
Turkey Government International Bond, 4.25%, 4/14/26		3,300,000	3,360,228
Turkey Government International Bond, 4.875%, 4/16/43		4,160,000	4,074,616
			11,582,145
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27		980,000	1,048,600
Uruguay Government International Bond, 4.125%, 11/20/45		1,630,000	1,487,375
			2,535,975
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $80,999,505)			86,069,616
MUNICIPAL SECURITIES — 1.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		2,659,000	3,899,264
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		1,700,000	2,406,588
Los Angeles Community College District GO, 6.75%, 8/1/49		1,600,000	2,553,296
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		620,000	822,554
Los Angeles Unified School District GO, 5.98%, 5/1/27		1,000,000	1,296,950
Maryland State Transportation Authority Rev., 5.75%, 7/1/41		795,000	1,046,713
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		1,470,000	2,147,067
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		2,235,000	3,229,754
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		2,050,000	2,625,230
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40		680,000	1,066,811
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		1,000,000	1,524,150
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		2,830,000	3,423,564

Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,877,063
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	2,478,200
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,147,570
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	3,695,000	4,742,717
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	2,385,000	3,151,444
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,620,000	3,378,175
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,315,000	1,500,205
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,135,000	1,727,879
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	3,139,132
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,872,827
State of California GO, 6.65%, 3/1/22	1,660,000	2,054,001
State of California GO, 7.55%, 4/1/39	1,325,000	2,102,112
State of California GO, 7.30%, 10/1/39	3,660,000	5,551,415
State of California GO, 7.60%, 11/1/40	1,055,000	1,711,294
State of Illinois GO, 5.10%, 6/1/33	3,462,000	3,334,391
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	2,013,618
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	1,420,000	1,946,153
TOTAL MUNICIPAL SECURITIES (Cost $55,350,511)		71,770,137
TEMPORARY CASH INVESTMENTS(6) — 1.2%
Credit Agricole Corporate and Investment Bank, 0.32%, 7/1/16(7)	7,412,000	7,411,934
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $19,107,000), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $18,731,104)		18,731,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,346,360	35,346,360
TOTAL TEMPORARY CASH INVESTMENTS (Cost $61,489,360)		61,489,294
TOTAL INVESTMENT SECURITIES — 107.7% (Cost $5,358,448,245)		5,557,209,475
OTHER ASSETS AND LIABILITIES(8) — (7.7)%		(395,362,587)
TOTAL NET ASSETS — 100.0%		$5,161,846,888

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	104,344,203	EUR	93,228,561	JPMorgan Chase Bank N.A.	9/21/16	590,865
USD	27,207,490	GBP	18,831,710	UBS AG	9/21/16	2,119,176
						2,710,041

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
315	U.S. Treasury 2-Year Notes	September 2016	69,088,360	1,870
772	U.S. Treasury 5-Year Notes	September 2016	94,310,657	1,701,929
			163,399,017	1,703,799

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
162	U.S. Treasury 10-Year Ultra Notes	September 2016	23,598,844	(538,226)
43	U.S. Treasury Ultra Bonds	September 2016	8,014,125	51,669
			31,612,969	(486,557)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Barclays Bank plc	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(1,165,368)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,957,972.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $546,350,180, which represented 10.6% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $1,667,610.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,660,922,297	—
Corporate Bonds	—	1,641,891,814	—
U.S. Government Agency Mortgage-Backed Securities	—	1,241,232,184	—
Collateralized Mortgage Obligations	—	237,380,784	—
Asset-Backed Securities	—	236,509,349	—
Commercial Mortgage-Backed Securities	—	233,276,433	—
U.S. Government Agency Securities	—	86,667,567	—
Sovereign Governments and Agencies	—	86,069,616	—
Municipal Securities	—	71,770,137	—
Temporary Cash Investments	35,346,360	26,142,934	—
	35,346,360	5,521,863,115	—
Other Financial Instruments
Futures Contracts	1,755,468	—	—
Forward Foreign Currency Exchange Contracts	—	2,710,041	—
	1,755,468	2,710,041	—

Liabilities
Other Financial Instruments
Futures Contracts	538,226	—	—
Swap Agreements	—	1,165,368	—
	538,226	1,165,368	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,358,653,957
Gross tax appreciation of investments	$222,945,083
Gross tax depreciation of investments	(24,389,565)
Net tax appreciation (depreciation) of investments	$198,555,518

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2016

High-Yield - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 93.7%
Aerospace and Defense — 1.3%
Bombardier, Inc., 5.50%, 9/15/18(1)	1,890,000	1,880,550
Bombardier, Inc., 4.75%, 4/15/19(1)	475,000	456,000
Bombardier, Inc., 5.75%, 3/15/22(1)	1,500,000	1,282,500
Bombardier, Inc., 6.00%, 10/15/22(1)	665,000	575,225
Bombardier, Inc., 7.50%, 3/15/25(1)	1,100,000	957,000
KLX, Inc., 5.875%, 12/1/22(1)	845,000	832,325
TransDigm, Inc., 5.50%, 10/15/20	990,000	1,012,275
TransDigm, Inc., 6.00%, 7/15/22	1,650,000	1,666,797
TransDigm, Inc., 6.375%, 6/15/26(1)	2,775,000	2,771,531
		11,434,203
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	860,000	824,525
Airlines — 0.2%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	1,350,000	1,294,313
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	261,875
		1,556,188
Auto Components — 1.0%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	520,625
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	1,330,000	1,429,750
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,547,875
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	1,035,000	1,073,813
Schaeffler Finance BV, 4.25%, 5/15/21(1)	1,375,000	1,400,781
Schaeffler Finance BV, 4.75%, 5/15/21(1)	225,000	230,906
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	976,000	993,080
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	1,415,000	1,438,871
		8,635,701
Automobiles — 0.5%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	3,740,000	3,791,425
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)	1,000,000	991,250
		4,782,675
Banks — 1.7%
Barclays Bank plc, 7.625%, 11/21/22	1,150,000	1,239,844
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	1,840,000	1,886,000
CGG SA, 6.50%, 6/1/21	640,000	284,800
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	920,000	958,618
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	2,800,000	2,577,495
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	2,970,000
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	470,000	494,266
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	3,600,000	3,438,000
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	1,000,000	1,026,478
		14,875,501
Biotechnology — 0.4%
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	1,885,000	1,696,500
Concordia International Corp., 9.50%, 10/21/22(1)	1,350,000	1,265,625
Concordia International Corp., 7.00%, 4/15/23(1)	1,235,000	1,059,013
		4,021,138

Building Products — 0.2%
Masco Corp., 5.95%, 3/15/22	700,000	784,441
Masco Corp., 4.45%, 4/1/25	415,000	431,642
USG Corp., 7.875%, 3/30/20(1)	250,000	260,669
		1,476,752
Capital Markets — 0.3%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,515,000	2,937,520
Chemicals — 1.3%
Ashland, Inc., 4.75%, 8/15/22	2,500,000	2,515,625
Blue Cube Spinco, Inc., 9.75%, 10/15/23(1)	1,905,000	2,214,562
Chemours Co. (The), 6.625%, 5/15/23	1,250,000	1,068,750
Hexion, Inc., 8.875%, 2/1/18	1,450,000	1,265,125
Hexion, Inc., 6.625%, 4/15/20	1,450,000	1,219,885
Huntsman International LLC, 5.125%, 11/15/22	705,000	701,475
INEOS Group Holdings SA, 6.125%, 8/15/18(1)	125,000	126,250
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	250,000	252,500
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	700,000	619,500
Tronox Finance LLC, 6.375%, 8/15/20	925,000	691,438
WR Grace & Co-Conn, 5.125%, 10/1/21(1)	1,100,000	1,133,000
		11,808,110
Commercial Services and Supplies — 1.2%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	478,687
ADT Corp. (The), 6.25%, 10/15/21	2,000,000	2,147,000
Clean Harbors, Inc., 5.25%, 8/1/20	600,000	615,750
Covanta Holding Corp., 5.875%, 3/1/24	1,600,000	1,560,000
Envision Healthcare Corp., 5.125%, 7/1/22(1)	2,260,000	2,304,748
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	176,875
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,522,500
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	1,900,000	2,018,750
		10,824,310
Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	1,048,548
Avaya, Inc., 7.00%, 4/1/19(1)	1,350,000	968,625
CommScope, Inc., 5.50%, 6/15/24(1)	863,000	879,181
Nokia Oyj, 5.375%, 5/15/19	700,000	751,625
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	2,210,000	2,265,250
		5,913,229
Construction and Engineering — 0.3%
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	1,036,250
SBA Communications Corp., 4.875%, 7/15/22	1,500,000	1,494,375
		2,530,625
Construction Materials — 1.2%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	950,000	850,250
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	943,000	990,150
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,010,000	1,103,425
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	413,750
Nortek, Inc., 8.50%, 4/15/21	1,500,000	1,556,625
Ply Gem Industries, Inc., 6.50%, 2/1/22	2,525,000	2,496,593
Standard Industries, Inc., 6.00%, 10/15/25(1)	850,000	892,500
USG Corp., 5.875%, 11/1/21(1)	1,100,000	1,156,375
USG Corp., 5.50%, 3/1/25(1)	1,015,000	1,067,019
		10,526,687

Consumer Discretionary — 0.1%
Party City Holdings, Inc., 6.125%, 8/15/23(1)	1,015,000	1,055,600
Consumer Finance — 1.9%
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,573,125
CIT Group, Inc., 3.875%, 2/19/19	1,000,000	1,007,500
CIT Group, Inc., 5.00%, 8/15/22	2,290,000	2,335,800
CIT Group, Inc., 5.00%, 8/1/23	1,250,000	1,262,500
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	1,325,000	1,389,594
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	500,000	419,950
Navient Corp., 5.00%, 10/26/20	1,300,000	1,222,000
Navient Corp., 5.50%, 1/25/23	5,250,000	4,626,562
OneMain Financial Holdings LLC, 6.75%, 12/15/19(1)	1,000,000	978,750
Springleaf Finance Corp., 7.75%, 10/1/21	200,000	193,250
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,337,188
		17,346,219
Containers and Packaging — 3.4%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,018,274
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	2,950,000	2,994,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	775,000	773,063
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	3,000,000	3,076,875
Ball Corp., 5.00%, 3/15/22	1,450,000	1,546,425
Ball Corp., 4.00%, 11/15/23	1,395,000	1,379,306
Ball Corp., 5.25%, 7/1/25	895,000	936,394
Berry Plastics Corp., 5.50%, 5/15/22	1,580,000	1,621,475
Berry Plastics Corp., 5.125%, 7/15/23	1,180,000	1,182,950
BWAY Holding Co., 9.125%, 8/15/21(1)	2,090,000	2,011,625
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,600,000	1,640,000
Novelis, Inc., 8.375%, 12/15/17	830,000	849,194
Novelis, Inc., 8.75%, 12/15/20	1,245,000	1,298,473
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	840,000	883,928
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	301,000	311,159
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,553,130
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	1,125,000	1,158,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21	1,400,000	1,464,820
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	1,950,000	2,011,181
Sealed Air Corp., 5.125%, 12/1/24(1)	1,950,000	2,010,937
		30,722,209
Diversified Consumer Services — 0.2%
Service Corp. International/US, 5.375%, 1/15/22	1,000,000	1,035,000
Service Corp. International/US, 5.375%, 5/15/24	500,000	521,250
		1,556,250
Diversified Financial Services — 2.5%
Ally Financial, Inc., 5.50%, 2/15/17	1,000,000	1,016,522
Ally Financial, Inc., 6.25%, 12/1/17	1,650,000	1,732,500
Ally Financial, Inc., 4.75%, 9/10/18	1,200,000	1,227,000
Ally Financial, Inc., 3.50%, 1/27/19	2,000,000	1,992,500
Ally Financial, Inc., 8.00%, 3/15/20	1,607,000	1,811,892
Ally Financial, Inc., 4.125%, 2/13/22	2,000,000	1,990,000
Ally Financial, Inc., 4.625%, 3/30/25	290,000	286,375
Ally Financial, Inc., 5.75%, 11/20/25	2,445,000	2,460,281
Ally Financial, Inc., 8.00%, 11/1/31	750,000	871,875
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	1,250,000	1,257,319
Deutsche Bank AG, 4.50%, 4/1/25	820,000	759,635

DFC Finance Corp., 10.50%, 6/15/20(1)	650,000	393,250
HUB International Ltd., 7.875%, 10/1/21(1)	1,475,000	1,419,688
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,080,000	1,069,200
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,460,000	1,379,700
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	845,000	771,063
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,385,000	1,191,100
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	1,013,330
		22,643,230
Diversified Telecommunication Services — 4.9%
CenturyLink, Inc., 5.625%, 4/1/20	4,300,000	4,466,625
CenturyLink, Inc., 7.65%, 3/15/42	1,725,000	1,466,250
Frontier Communications Corp., 7.125%, 3/15/19	1,775,000	1,890,375
Frontier Communications Corp., 8.50%, 4/15/20	1,020,000	1,086,300
Frontier Communications Corp., 10.50%, 9/15/22	2,385,000	2,532,572
Frontier Communications Corp., 7.125%, 1/15/23	2,885,000	2,596,500
Frontier Communications Corp., 6.875%, 1/15/25	1,620,000	1,365,862
Frontier Communications Corp., 11.00%, 9/15/25	4,370,000	4,555,725
Hughes Satellite Systems Corp., 6.50%, 6/15/19	900,000	975,375
Inmarsat Finance plc, 4.875%, 5/15/22(1)	630,000	578,025
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	3,360,000	2,469,600
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,440,000	1,750,700
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	1,000,000	680,000
Intelsat Luxembourg SA, 7.75%, 6/1/21	1,500,000	375,000
Intelsat Luxembourg SA, 8.125%, 6/1/23	650,000	164,125
Level 3 Financing, Inc., 5.375%, 8/15/22	470,000	476,463
Level 3 Financing, Inc., 5.375%, 5/1/25	660,000	657,525
SoftBank Group Corp., 4.50%, 4/15/20(1)	1,890,000	1,956,150
Sprint Capital Corp., 6.90%, 5/1/19	3,100,000	2,976,000
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	860,000
Telecom Italia Capital SA, 6.375%, 11/15/33	3,590,000	3,585,512
Telecom Italia Capital SA, 7.72%, 6/4/38	1,000,000	1,045,000
Virgin Media Finance plc, 5.75%, 1/15/25(1)	2,200,000	2,139,500
Windstream Services LLC, 7.75%, 10/15/20	1,200,000	1,182,000
Windstream Services LLC, 7.75%, 10/1/21	600,000	568,500
Windstream Services LLC, 6.375%, 8/1/23	1,250,000	1,056,250
		43,455,934
Electric Utilities — 0.3%
AES Corp., 4.875%, 5/15/23	2,725,000	2,704,563
Electronic Equipment, Instruments and Components — 0.3%
Sanmina Corp., 4.375%, 6/1/19(1)	2,460,000	2,521,500
Energy Equipment and Services — 1.9%
Basic Energy Services, Inc., 7.75%, 2/15/19	550,000	211,750
Ensco plc, 4.70%, 3/15/21	2,100,000	1,747,557
FTS International, Inc., 6.25%, 5/1/22	810,000	319,950
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	1,500,000	896,250
Pacific Drilling SA, 5.375%, 6/1/20(1)	1,325,000	404,125
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)	125,000	51,875
Paragon Offshore plc, 7.25%, 8/15/24(1)(2)(3)	1,100,000	335,500
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,125,000	832,500
Precision Drilling Corp., 6.50%, 12/15/21	1,300,000	1,173,250
Precision Drilling Corp., 5.25%, 11/15/24	1,350,000	1,086,750
SESI LLC, 6.375%, 5/1/19	1,225,000	1,185,188
Transocean, Inc., 3.75%, 10/15/17	1,265,000	1,280,813

Transocean, Inc., 6.00%, 3/15/18	850,000	867,000
Transocean, Inc., 6.50%, 11/15/20	2,195,000	1,961,671
Transocean, Inc., 8.125%, 12/15/21	1,725,000	1,466,250
Weatherford International Ltd., 7.75%, 6/15/21	1,400,000	1,368,500
Weatherford International Ltd., 4.50%, 4/15/22	2,215,000	1,910,437
		17,099,366
Financial Services — 0.6%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	3,580,000	3,691,875
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	1,930,000	2,034,944
		5,726,819
Food and Staples Retailing — 1.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(1)	1,700,000	1,759,500
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	450,000	393,750
Dollar Tree, Inc., 5.25%, 3/1/20(1)	500,000	517,500
Dollar Tree, Inc., 5.75%, 3/1/23(1)	275,000	293,563
Horizon Pharma, Inc., 6.625%, 5/1/23	1,485,000	1,388,475
Rite Aid Corp., 6.75%, 6/15/21	1,000,000	1,052,676
Rite Aid Corp., 6.125%, 4/1/23(1)	3,110,000	3,339,051
SUPERVALU, Inc., 6.75%, 6/1/21	1,495,000	1,263,245
Tesco plc, 6.15%, 11/15/37(1)	830,000	779,793
		10,787,553
Food Products — 1.8%
JBS Investments GmbH, 7.25%, 4/3/24(1)	350,000	362,145
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	988,000
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	780,000
JBS USA LLC / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	1,010,000	983,488
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,475,000	1,393,875
Marfrig Holdings Europe BV, 8.00%, 6/8/23(1)	1,800,000	1,841,400
NBTY, Inc., 7.625%, 5/15/21(1)	950,000	953,563
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	3,365,000	3,373,412
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	1,150,000	1,171,562
Post Holdings, Inc., 7.375%, 2/15/22	1,750,000	1,846,250
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,175,000	1,293,969
Smithfield Foods, Inc., 6.625%, 8/15/22	1,000,000	1,052,190
		16,039,854
Gas Utilities — 3.6%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	1,325,000	1,258,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(1)	510,000	471,750
Energy Transfer Equity LP, 5.875%, 1/15/24	2,185,000	2,135,838
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	850,000	828,750
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	1,975,000	1,807,125
MPLX LP, 4.875%, 12/1/24(1)	885,000	863,972
MPLX LP, 4.875%, 6/1/25(1)	1,742,000	1,706,305
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	785,625
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	500,000	524,375
NuStar Logistics LP, 4.75%, 2/1/22	550,000	515,625
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	1,350,000	1,363,410
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	2,930,000	2,951,975
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,000,000	1,015,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,000,000	1,030,000
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	2,610,000	2,632,837
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	2,515,000	2,515,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	950,000	971,375

Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	566,215
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,686,000	1,521,615
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,000,000	1,050,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	950,000	995,125
Williams Cos., Inc. (The), 4.55%, 6/24/24	4,825,000	4,455,887
		31,966,554
Health Care Equipment and Supplies — 1.3%
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,250,000
Alere, Inc., 6.375%, 7/1/23(1)	1,910,000	2,000,725
Crimson Merger Sub, Inc., 6.625%, 5/15/22(1)	625,000	520,313
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	850,000	739,500
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,408,005
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	900,000	852,750
Mallinckrodt International Finance SA, 4.75%, 4/15/23	2,240,000	1,836,800
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	1,150,000	1,100,406
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	945,000	884,756
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	525,000	470,988
		12,064,243
Health Care Providers and Services — 6.6%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	1,650,000	1,608,750
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,050,000	1,034,250
Acadia Healthcare Co., Inc., 6.50%, 3/1/24(1)	100,000	101,750
Amsurg Corp., 5.625%, 7/15/22	1,485,000	1,531,406
Centene Corp., 6.125%, 2/15/24(1)	2,000,000	2,131,250
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,471,875
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,100,000	1,957,389
CHS/Community Health Systems, Inc., 5.125%, 8/1/21	975,000	972,563
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	2,400,000	2,112,000
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,350,000	1,417,500
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	2,907,000	2,944,718
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	850,000	844,688
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,486,688
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(1)	1,050,000	1,097,250
HCA, Inc., 4.25%, 10/15/19	500,000	522,500
HCA, Inc., 6.50%, 2/15/20	1,645,000	1,828,006
HCA, Inc., 7.50%, 2/15/22	2,250,000	2,563,875
HCA, Inc., 5.875%, 3/15/22	500,000	545,000
HCA, Inc., 4.75%, 5/1/23	2,000,000	2,055,000
HCA, Inc., 5.00%, 3/15/24	2,475,000	2,567,812
HCA, Inc., 5.375%, 2/1/25	2,500,000	2,568,750
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,580,000
HealthSouth Corp., 5.75%, 11/1/24	990,000	998,910
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	3,450,000	3,331,406
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	1,350,000	1,383,750
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,795,000	1,795,000
Kindred Healthcare, Inc., 6.375%, 4/15/22	720,000	645,300
Kindred Healthcare, Inc., 8.75%, 1/15/23	175,000	173,360
LifePoint Health, Inc., 5.50%, 12/1/21	1,500,000	1,567,500
Tenet Healthcare Corp., 5.00%, 3/1/19	2,010,000	1,954,725
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,642,000
Tenet Healthcare Corp., 6.00%, 10/1/20	2,100,000	2,226,000
Tenet Healthcare Corp., 4.50%, 4/1/21	1,465,000	1,479,650
Tenet Healthcare Corp., 8.125%, 4/1/22	3,365,000	3,465,277

Tenet Healthcare Corp., 6.75%, 6/15/23	2,720,000	2,614,600
		59,220,498
Hotels, Restaurants and Leisure — 5.2%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	3,085,000	3,207,444
Affinity Gaming / Affinity Gaming Finance Corp., 9.00%, 5/15/18	1,000,000	1,022,500
Boyd Gaming Corp., 6.875%, 5/15/23	1,748,000	1,870,360
Boyd Gaming Corp., 6.375%, 4/1/26(1)	1,250,000	1,312,500
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	1,250,000	1,259,375
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	1,500,000	1,481,250
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 5/1/22	250,000	233,750
CEC Entertainment, Inc., 8.00%, 2/15/22	250,000	244,063
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,165,000	2,257,012
FelCor Lodging LP, 5.625%, 3/1/23	775,000	778,875
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(1)	2,685,000	2,758,837
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	2,880,000	2,982,859
International Game Technology plc, 6.25%, 2/15/22(1)	1,785,000	1,838,175
International Game Technology plc, 6.50%, 2/15/25(1)	3,175,000	3,214,687
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/1/26(1)	900,000	924,750
MGM Resorts International, 8.625%, 2/1/19	750,000	846,000
MGM Resorts International, 5.25%, 3/31/20	2,300,000	2,420,750
MGM Resorts International, 7.75%, 3/15/22	250,000	283,438
MGM Resorts International, 6.00%, 3/15/23	2,750,000	2,908,125
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	800,000	846,000
Scientific Games International, Inc., 6.25%, 9/1/20	455,000	290,063
Scientific Games International, Inc., 7.00%, 1/1/22(1)	3,505,000	3,540,050
Scientific Games International, Inc., 10.00%, 12/1/22	1,755,000	1,434,713
Station Casinos LLC, 7.50%, 3/1/21	4,060,000	4,299,256
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	1,950,000	1,893,937
Wynn Macau Ltd., 5.25%, 10/15/21(1)	1,325,000	1,295,585
Yum! Brands, Inc., 3.75%, 11/1/21	725,000	713,219
		46,157,573
Household Durables — 2.3%
Beazer Homes USA, Inc., 7.25%, 2/1/23	1,059,000	871,028
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	1,225,000	1,163,750
CalAtlantic Group, Inc., 8.375%, 5/15/18	850,000	936,062
CalAtlantic Group, Inc., 5.375%, 10/1/22	500,000	511,250
Century Communities, Inc., 6.875%, 5/15/22	845,000	815,425
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	3,450,000	2,363,250
KB Home, 4.75%, 5/15/19	500,000	503,750
KB Home, 8.00%, 3/15/20	500,000	537,500
KB Home, 7.00%, 12/15/21	400,000	404,000
Meritage Homes Corp., 7.00%, 4/1/22	750,000	813,750
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	1,275,000	1,268,625
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(1)	3,640,000	3,567,200
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	768,400
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	1,600,000	1,634,000
WCI Communities, Inc., 6.875%, 8/15/21	2,000,000	2,000,000
William Lyon Homes, Inc., 8.50%, 11/15/20	2,075,000	2,142,437
		20,300,427
Household Products — 0.6%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	845,000	842,888
Spectrum Brands, Inc., 6.375%, 11/15/20	1,560,000	1,632,150
Spectrum Brands, Inc., 6.625%, 11/15/22	1,680,000	1,791,300

Spectrum Brands, Inc., 5.75%, 7/15/25	1,170,000	1,224,112
		5,490,450
Industrial Conglomerates — 1.0%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(1)	1,100,000	530,750
HD Supply, Inc., 7.50%, 7/15/20	2,300,000	2,414,770
HD Supply, Inc., 5.25%, 12/15/21(1)	880,000	925,927
Jack Cooper Enterprises, Inc., PIK, 10.50%, 3/15/19(1)	589,210	188,547
Jack Cooper Holdings Corp., 9.25%, 6/1/20	275,000	177,375
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	103,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	3,558,000	3,420,128
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(1)	1,550,000	1,433,750
		9,194,747
Insurance — 1.4%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19	1,000,000	1,010,000
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21	2,850,000	2,926,950
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22	455,000	467,663
Genworth Holdings, Inc., 7.625%, 9/24/21	1,135,000	971,844
Genworth Holdings, Inc., VRN, 6.15%, 11/15/16	1,400,000	476,000
International Lease Finance Corp., 8.75%, 3/15/17	1,200,000	1,254,936
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,349,812
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,046,000
USI, Inc., 7.75%, 1/15/21(1)	500,000	496,875
Voya Financial, Inc., VRN, 5.65%, 5/15/23	1,250,000	1,179,687
		12,179,767
Internet Software and Services — 0.7%
Equinix, Inc., 4.875%, 4/1/20	750,000	781,875
Equinix, Inc., 5.375%, 4/1/23	845,000	876,687
IAC/InterActiveCorp, 4.75%, 12/15/22	475,000	439,375
Match Group, Inc., 6.75%, 12/15/22(1)	1,000,000	1,045,000
Netflix, Inc., 5.375%, 2/1/21	500,000	533,495
Netflix, Inc., 5.75%, 3/1/24	2,000,000	2,095,000
VeriSign, Inc., 4.625%, 5/1/23	500,000	508,750
VeriSign, Inc., 5.25%, 4/1/25	250,000	257,500
		6,537,682
IT Services — 1.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	855,000	863,114
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	1,045,000	1,084,188
First Data Corp., 5.375%, 8/15/23(1)	450,000	458,667
First Data Corp., 7.00%, 12/1/23(1)	3,850,000	3,922,187
First Data Corp., 5.00%, 1/15/24(1)	845,000	850,281
First Data Corp., 5.75%, 1/15/24(1)	2,370,000	2,358,150
		9,536,587
Machinery — 0.4%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	1,000,000	1,080,000
CNH Industrial Capital LLC, 3.375%, 7/15/19	1,175,000	1,154,438
Navistar International Corp., 8.25%, 11/1/21	1,024,000	724,480
Terex Corp., 6.00%, 5/15/21	725,000	729,531
		3,688,449
Marine — 0.5%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	4,115,000	3,826,950
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	500,000	203,750
		4,030,700

Media — 11.2%
Altice Financing SA, 6.50%, 1/15/22(1)	1,455,000	1,475,006
Altice Financing SA, 6.625%, 2/15/23(1)	3,520,000	3,469,382
Altice Financing SA, 7.50%, 5/15/26(1)	2,000,000	1,970,000
Altice Finco SA, 7.625%, 2/15/25(1)	1,300,000	1,194,375
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,955,000	1,981,881
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,685,000	1,651,300
Altice US Finance I Corp., 5.375%, 7/15/23(1)	655,000	659,913
Altice US Finance I Corp., 5.50%, 5/15/26(1)	875,000	877,188
AMC Entertainment, Inc., 5.875%, 2/15/22	500,000	505,000
AMC Entertainment, Inc., 5.75%, 6/15/25	495,000	495,000
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,350,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	2,900,000	2,983,375
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	3,160,000	3,199,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	675,000	686,813
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	3,170,000	3,273,025
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	985,000	943,138
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	613,500
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,750,000	2,615,750
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,000,000	994,875
Clearwire Communications LLC / Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	525,625
CSC Holdings LLC, 7.625%, 7/15/18	1,200,000	1,301,388
CSC Holdings LLC, 6.75%, 11/15/21	1,675,000	1,712,687
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	675,000	280,125
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,530,000
DISH DBS Corp., 6.75%, 6/1/21	2,950,000	3,064,312
DISH DBS Corp., 5.00%, 3/15/23	3,180,000	2,901,750
DISH DBS Corp., 5.875%, 11/15/24	2,975,000	2,789,062
Gray Television, Inc., 7.50%, 10/1/20	1,000,000	1,047,500
Gray Television, Inc., 5.875%, 7/15/26(1)	450,000	454,500
GTH Finance BV, 7.25%, 4/26/23(1)	2,800,000	2,926,000
iHeartCommunications, Inc., 10.00%, 1/15/18	1,000,000	520,000
iHeartCommunications, Inc., 9.00%, 3/1/21	1,750,000	1,240,313
iHeartCommunications, Inc., 10.625%, 3/15/23	500,000	348,750
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,515,250
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,449,000
Lamar Media Corp., 5.375%, 1/15/24	500,000	523,750
McClatchy Co. (The), 9.00%, 12/15/22	450,000	441,000
Neptune Finco Corp., 10.125%, 1/15/23(1)	1,215,000	1,363,837
Neptune Finco Corp., 6.625%, 10/15/25(1)	640,000	675,200
Neptune Finco Corp., 10.875%, 10/15/25(1)	1,360,000	1,560,600
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	1,051,130
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,275,000	1,305,281
Numericable-SFR SA, 6.00%, 5/15/22(1)	4,895,000	4,778,744
Numericable-SFR SA, 7.375%, 5/1/26(1)	3,700,000	3,663,000
Regal Entertainment Group, 5.75%, 3/15/22	1,250,000	1,287,500
RR Donnelley & Sons Co., 7.25%, 5/15/18	264,000	281,490
RR Donnelley & Sons Co., 6.00%, 4/1/24	1,500,000	1,341,570
SBA Telecommunications, Inc., 5.75%, 7/15/20	250,000	258,125
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	1,033,750
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	260,000
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	1,250,000	1,282,813
Sirius XM Radio, Inc., 5.75%, 8/1/21(1)	1,000,000	1,041,250

Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	1,000,000	1,036,250
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	1,250,000	1,247,656
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	510,625
TEGNA, Inc., 5.125%, 7/15/20	1,000,000	1,033,750
TEGNA, Inc., 5.50%, 9/15/24(1)	1,500,000	1,550,625
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,000,000	1,029,900
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(1)	650,000	640,250
Univision Communications, Inc., 8.50%, 5/15/21(1)	540,000	564,805
Univision Communications, Inc., 5.125%, 5/15/23(1)	1,000,000	997,500
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,345,000	1,334,913
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	1,125,000	1,119,375
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	450,000	469,688
Videotron Ltd., 5.00%, 7/15/22	1,000,000	1,038,750
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	450,000	462,938
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	2,005,000	1,952,369
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	1,670,000	1,628,250
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	1,590,000	1,566,150
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,825,000	1,756,562
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	232,875
WMG Acquisition Corp., 5.625%, 4/15/22(1)	2,070,000	2,124,337
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	1,035,000	1,003,950
		99,995,841
Metals and Mining — 4.3%
AK Steel Corp., 7.625%, 5/15/20	1,250,000	1,195,313
Alcoa, Inc., 5.40%, 4/15/21	910,000	969,150
Alcoa, Inc., 5.125%, 10/1/24	2,420,000	2,426,050
Aleris International, Inc., 9.50%, 4/1/21(1)	850,000	875,500
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,320,000	1,102,200
Anglo American Capital plc, 3.625%, 5/14/20(1)	2,000,000	1,937,500
Anglo American Capital plc, 4.875%, 5/14/25(1)	1,500,000	1,440,000
ArcelorMittal, 6.50%, 3/1/21	1,525,000	1,574,562
ArcelorMittal, 6.125%, 6/1/25	1,925,000	1,925,000
ArcelorMittal, 7.75%, 3/1/41	2,000,000	1,915,000
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(1)	941,000	729,275
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(1)	1,090,000	1,106,350
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	543,000	456,120
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	2,170,000	1,687,175
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(1)	1,410,000	1,565,100
Freeport-McMoRan, Inc., 2.30%, 11/14/17	1,750,000	1,728,125
Freeport-McMoRan, Inc., 3.55%, 3/1/22	5,100,000	4,513,500
Freeport-McMoRan, Inc., 5.40%, 11/14/34	3,250,000	2,600,000
HudBay Minerals, Inc., 9.50%, 10/1/20	855,000	726,750
Kinross Gold Corp., 5.125%, 9/1/21	500,000	498,750
Lundin Mining Corp., 7.875%, 11/1/22(1)	850,000	873,375
New Gold, Inc., 6.25%, 11/15/22(1)	415,000	406,700
Steel Dynamics, Inc., 5.25%, 4/15/23	1,430,000	1,465,750
Teck Resources Ltd., 4.75%, 1/15/22	2,095,000	1,780,540
Teck Resources Ltd., 8.50%, 6/1/24(1)	950,000	988,000
Teck Resources Ltd., 6.25%, 7/15/41	670,000	479,050
United States Steel Corp., 7.375%, 4/1/20	353,000	333,920
United States Steel Corp., 8.375%, 7/1/21(1)	1,450,000	1,531,563
		38,830,318

Multi-Utilities — 3.2%
AES Corp., 6.00%, 5/15/26	1,900,000	1,942,750
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	1,725,000	1,731,469
Calpine Corp., 5.375%, 1/15/23	2,310,000	2,263,800
Calpine Corp., 5.50%, 2/1/24	500,000	485,000
Calpine Corp., 5.75%, 1/15/25	4,035,000	3,939,169
Dynegy, Inc., 6.75%, 11/1/19	800,000	806,000
Dynegy, Inc., 7.375%, 11/1/22	3,145,000	3,050,650
Dynegy, Inc., 5.875%, 6/1/23	500,000	442,500
Dynegy, Inc., 7.625%, 11/1/24	800,000	771,000
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	1,600,000
GenOn Energy, Inc., 9.875%, 10/15/20	930,000	664,950
Illinois Power Generating Co., 7.00%, 4/15/18	300,000	118,500
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,000,000	1,050,000
NRG Energy, Inc., 7.625%, 1/15/18	397,000	428,760
NRG Energy, Inc., 6.25%, 7/15/22	2,860,000	2,809,950
NRG Energy, Inc., 6.25%, 5/1/24	2,440,000	2,334,787
NRG Energy, Inc., 7.25%, 5/15/26(1)	1,900,000	1,900,000
Talen Energy Supply LLC, 4.625%, 7/15/19(1)	1,475,000	1,305,375
Talen Energy Supply LLC, 6.50%, 6/1/25	1,400,000	1,169,000
		28,813,660
Multiline Retail — 0.3%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	645,000	267,675
JC Penney Corp., Inc., 5.75%, 2/15/18	500,000	512,500
JC Penney Corp., Inc., 5.65%, 6/1/20	845,000	798,525
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	1,185,000	971,700
		2,550,400
Oil, Gas and Consumable Fuels — 7.6%
Antero Resources Corp., 5.125%, 12/1/22	2,350,000	2,267,750
Antero Resources Corp., 5.625%, 6/1/23	920,000	897,000
California Resources Corp., 8.00%, 12/15/22(1)	2,096,000	1,490,780
California Resources Corp., 6.00%, 11/15/24	497,000	244,773
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	850,000	612,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	1,740,000	1,770,450
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	850,000	822,375
Cenovus Energy, Inc., 5.70%, 10/15/19	1,300,000	1,376,051
Cenovus Energy, Inc., 6.75%, 11/15/39	1,800,000	1,896,883
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,771,000	2,362,277
Comstock Resources, Inc., 10.00%, 3/15/20(1)	845,000	684,450
Concho Resources, Inc., 5.50%, 10/1/22	2,200,000	2,222,000
Concho Resources, Inc., 5.50%, 4/1/23	2,250,000	2,266,875
CONSOL Energy, Inc., 5.875%, 4/15/22	2,135,000	1,876,131
Continental Resources, Inc., 5.00%, 9/15/22	2,326,000	2,278,619
Continental Resources, Inc., 3.80%, 6/1/24	3,595,000	3,154,612
Continental Resources, Inc., 4.90%, 6/1/44	875,000	726,250
Denbury Resources, Inc., 4.625%, 7/15/23	785,000	510,250
Encana Corp., 3.90%, 11/15/21	1,750,000	1,701,443
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	3,000,000	2,137,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	2,405,000	2,218,612
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	1,035,000	947,025
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23(1)	665,000	586,863
Halcon Resources Corp., 8.625%, 2/1/20(1)	2,330,000	2,209,120
Halcon Resources Corp., 12.00%, 2/15/22(1)	390,000	357,825

Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	860,000	825,600
Laredo Petroleum, Inc., 6.25%, 3/15/23	1,025,000	978,875
MEG Energy Corp., 6.50%, 3/15/21(1)	750,000	585,000
MEG Energy Corp., 7.00%, 3/31/24(1)	1,200,000	930,000
Newfield Exploration Co., 5.75%, 1/30/22	1,000,000	1,017,500
Newfield Exploration Co., 5.375%, 1/1/26	500,000	488,750
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,075,000	1,929,750
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	521,250
Petrobras Global Finance BV, 4.875%, 3/17/20	1,500,000	1,410,000
Petrobras Global Finance BV, 8.375%, 5/23/21	1,000,000	1,034,500
QEP Resources, Inc., 5.375%, 10/1/22	3,110,000	2,915,625
Range Resources Corp., 5.75%, 6/1/21	1,000,000	982,500
Range Resources Corp., 5.00%, 8/15/22	1,500,000	1,421,250
Rice Energy, Inc., 6.25%, 5/1/22	550,000	548,625
Sabine Pass LNG LP, 6.50%, 11/1/20	1,485,000	1,552,753
Sanchez Energy Corp., 6.125%, 1/15/23	455,000	353,763
SM Energy Co., 6.50%, 1/1/23	500,000	467,500
SM Energy Co., 5.00%, 1/15/24	1,310,000	1,126,600
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	1,390,000	1,372,625
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25	1,975,000	1,950,312
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,027,500
Tesoro Corp., 5.375%, 10/1/22	150,000	153,563
Whiting Petroleum Corp., 5.75%, 3/15/21	2,600,000	2,362,750
WPX Energy, Inc., 6.00%, 1/15/22	1,500,000	1,402,500
WPX Energy, Inc., 8.25%, 8/1/23	845,000	851,338
YPF SA, 8.875%, 12/19/18	1,500,000	1,620,000
		67,448,343
Paper and Forest Products — 0.1%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	625,000	650,000
Personal Products — 0.1%
Avon Products, Inc., 6.75%, 3/15/23	1,000,000	738,120
Pharmaceuticals — 1.9%
Capsugel SA, PIK, 7.00%, 5/15/19(1)	811,000	813,028
Endo Finance LLC / Endo Finco, Inc., 7.75%, 1/15/22(1)	730,000	680,725
Endo Finance LLC / Endo Finco, Inc., 5.875%, 1/15/23(1)	1,740,000	1,518,150
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,665,000	1,473,525
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	1,370,000	1,195,325
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	1,500,000	1,289,062
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	1,300,000	1,124,500
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	1,300,000	1,114,750
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,750,000	1,509,725
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	3,125,000	2,525,391
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	4,270,000	3,437,350
		16,681,531
Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	500,000	510,000
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	2,180,000	2,218,150
Corrections Corp. of America, 4.125%, 4/1/20	1,350,000	1,395,562
Crown Castle International Corp., 5.25%, 1/15/23	1,000,000	1,126,050
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	1,000,000	1,005,000
iStar, Inc., 9.00%, 6/1/17	100,000	104,250
iStar, Inc., 5.00%, 7/1/19	975,000	914,063
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22(1)	1,000,000	1,016,250

RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	1,000,000	1,025,000
		9,314,325
Real Estate Management and Development — 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,430,000	1,471,113
Semiconductors and Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	410,000	366,950
Advanced Micro Devices, Inc., 7.00%, 7/1/24	700,000	595,000
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	966,250
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,480,000	1,269,100
Micron Technology, Inc., 5.50%, 2/1/25	1,975,000	1,688,625
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	730,000	740,950
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	225,000	234,563
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	1,115,000	1,167,962
		7,029,400
Software — 0.5%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	250,000	188,750
Infor US, Inc., 6.50%, 5/15/22	3,958,000	3,757,646
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	770,965
		4,717,361
Specialty Retail — 2.7%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	980,000	992,250
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	840,000	848,400
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	1,150,000	1,114,063
BMC Stock Holdings, Inc., 9.00%, 9/15/18(1)	1,000,000	1,041,758
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	60,500
Claire's Stores, Inc., 7.75%, 6/1/20(1)	750,000	101,250
Herc Spinoff Escrow Issuer LLC / Herc Spinoff Escrow Issuer Corp., 7.50%, 6/1/22(1)	1,250,000	1,231,250
Hertz Corp. (The), 4.25%, 4/1/18	100,000	101,500
Hertz Corp. (The), 5.875%, 10/15/20	450,000	463,500
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,608,125
Hertz Corp. (The), 6.25%, 10/15/22	850,000	879,750
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,370,000	1,431,650
Rent-A-Center, Inc., 6.625%, 11/15/20	1,175,000	1,128,000
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	1,000,000	1,042,500
Serta Simmons Bedding LLC, 8.125%, 10/1/20(1)	3,692,000	3,793,530
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	848,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	837,250
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	895,500
United Rentals North America, Inc., 6.125%, 6/15/23	825,000	863,156
United Rentals North America, Inc., 4.625%, 7/15/23	1,985,000	2,012,294
United Rentals North America, Inc., 5.50%, 7/15/25	3,050,000	3,015,687
		24,309,913
Technology Hardware, Storage and Peripherals — 1.8%
CommScope Technologies Finance LLC, 6.00%, 6/15/25(1)	3,970,000	4,089,100
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,332,812
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	3,500,000	3,661,007
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	1,090,000	1,132,953
NCR Corp., 5.00%, 7/15/22	800,000	788,000
Western Digital Corp., 7.375%, 4/1/23(1)	1,000,000	1,067,500
Western Digital Corp., 10.50%, 4/1/24(1)	3,800,000	4,075,500
		16,146,872
Textiles, Apparel and Luxury Goods — 0.8%
L Brands, Inc., 6.625%, 4/1/21	750,000	847,500

L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,423,812
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	3,465,000	2,927,925
PVH Corp., 4.50%, 12/15/22	500,000	509,375
		6,708,612
Wireless Telecommunication Services — 3.0%
Digicel Group Ltd., 8.25%, 9/30/20	1,867,000	1,568,280
Sprint Communications, Inc., 9.00%, 11/15/18(1)	500,000	534,375
Sprint Communications, Inc., 7.00%, 3/1/20(1)	1,100,000	1,157,189
Sprint Communications, Inc., 7.00%, 8/15/20	1,170,000	1,051,538
Sprint Communications, Inc., 6.00%, 11/15/22	1,750,000	1,385,825
Sprint Corp., 7.25%, 9/15/21	3,000,000	2,572,500
Sprint Corp., 7.875%, 9/15/23	2,365,000	1,945,212
Sprint Corp., 7.125%, 6/15/24	4,100,000	3,264,625
Sprint Corp., 7.625%, 2/15/25	1,010,000	804,213
T-Mobile USA, Inc., 6.46%, 4/28/19	480,000	489,600
T-Mobile USA, Inc., 6.625%, 11/15/20	1,250,000	1,293,750
T-Mobile USA, Inc., 6.63%, 4/28/21	1,500,000	1,573,125
T-Mobile USA, Inc., 6.125%, 1/15/22	1,100,000	1,157,750
T-Mobile USA, Inc., 6.625%, 4/1/23	3,220,000	3,416,001
T-Mobile USA, Inc., 6.375%, 3/1/25	2,000,000	2,097,500
T-Mobile USA, Inc., 6.50%, 1/15/26	2,600,000	2,752,750
		27,064,233
TOTAL CORPORATE BONDS (Cost $857,110,948)		836,643,980
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.4%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.39%, 7/15/16(1) (Cost $4,000,000)	4,000,000	3,905,566
ASSET-BACKED SECURITIES(4) — 0.3%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	634,714	662,483
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	1,033,752	1,097,069
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	906,658	931,592
TOTAL ASSET-BACKED SECURITIES (Cost $2,579,486)		2,691,144
COMMON STOCKS — 0.3%
Banks — 0.1%
CIT Group, Inc.	9,111	290,732
Building Products†
Nortek, Inc.(2)	650	38,552
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(2)	10,800	818,640
Media — 0.1%
Charter Communications, Inc., Class A(2)	4,713	1,077,580
TOTAL COMMON STOCKS (Cost $1,685,038)		2,225,504
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21(1) (Cost $1,000,000)	1,000,000	1,070,000
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.1%
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36 (Cost $1,017,446)	1,021,299	1,002,428
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx High Yield Corporate Bond ETF (Cost $946,896)	10,600	897,714

TEMPORARY CASH INVESTMENTS(5) — 2.5%
Credit Agricole Corporate and Investment Bank, 0.31%, 7/1/16(6)	6,330,000	6,329,943
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $16,318,500), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $15,995,089)		15,995,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,325,000)		22,324,943
TOTAL INVESTMENT SECURITIES — 97.5% (Cost $890,664,814)		870,761,279
OTHER ASSETS AND LIABILITIES — 2.5%		21,978,796
TOTAL NET ASSETS — 100.0%		$892,740,075

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,513,442	USD	1,810,080	UBS AG	9/21/16	59,183
USD	2,727,492	CAD	3,575,578	JPMorgan Chase Bank N.A.	9/21/16	(40,530)
USD	3,610,053	CLP	2,520,538,875	UBS AG	9/21/16	(171,840)
COP	8,519,264,570	USD	2,689,586	UBS AG	9/21/16	180,067
USD	1,852,430	HUF	512,734,045	JPMorgan Chase Bank N.A.	9/21/16	50,633
USD	1,753,151	HUF	499,157,184	JPMorgan Chase Bank N.A.	9/21/16	(936)
USD	1,824,148	ILS	7,031,104	JPMorgan Chase Bank N.A.	9/21/16	(960)
INR	184,519,297	USD	2,697,256	UBS AG	9/21/16	381
USD	2,714,298	JPY	275,734,364	JPMorgan Chase Bank N.A.	9/21/16	37,124
USD	1,747,306	JPY	179,911,348	JPMorgan Chase Bank N.A.	9/21/16	501
USD	2,758,910	KRW	3,209,992,228	UBS AG	9/21/16	(23,207)
MXN	101,154,792	USD	5,364,256	JPMorgan Chase Bank N.A.	9/21/16	125,985
MYR	11,342,506	USD	2,775,265	UBS AG	9/21/16	62,441
MYR	10,973,719	USD	2,716,603	UBS AG	9/21/16	28,838
USD	2,720,678	MYR	11,342,506	UBS AG	9/21/16	(117,028)
USD	896,730	NOK	7,456,934	JPMorgan Chase Bank N.A.	9/21/16	5,820
USD	885,583	NOK	7,445,497	JPMorgan Chase Bank N.A.	9/21/16	(3,960)
USD	1,812,120	NZD	2,675,427	UBS AG	9/21/16	(90,650)
USD	2,712,116	PHP	126,710,073	UBS AG	9/21/16	32,265
PLN	7,149,697	USD	1,828,801	JPMorgan Chase Bank N.A.	9/21/16	(19,795)
USD	1,814,055	PLN	7,149,697	JPMorgan Chase Bank N.A.	9/21/16	5,049
RUB	57,847,452	USD	883,842	UBS AG	9/21/16	2,440
RUB	55,333,995	USD	848,681	UBS AG	9/21/16	(908)
USD	2,731,604	SGD	3,769,067	JPMorgan Chase Bank N.A.	9/21/16	(64,049)
THB	97,470,992	USD	2,767,097	UBS AG	9/21/16	3,165
TRY	5,129,409	USD	1,752,506	JPMorgan Chase Bank N.A.	9/21/16	(2,313)
USD	2,772,216	TWD	89,473,266	UBS AG	9/21/16	(12,092)
ZAR	28,487,703	USD	1,826,018	JPMorgan Chase Bank N.A.	9/21/16	78,011
						123,635

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 26 Index	10,000,000	Sell	5.00	6/20/21	4.29	101,090	316,891

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)****
Bank of America N.A./ Camden Property Trust	850,000	Buy	1.00	12/20/19	(4,185)	997	(3,188)
Barclays Bank plc/ AES Corp. (The)(7)	850,000	Sell	5.00	9/20/17	38,871	9,256	48,127
Barclays Bank plc/ Boyd Gaming Corp.(7)	850,000	Sell	5.00	9/20/16	7,420	2,382	9,802
Barclays Bank plc/ Calpine Corp.(7)	850,000	Sell	5.00	9/20/17	31,752	8,173	39,925
Barclays Bank plc/ Dominion Resources, Inc.(7)	850,000	Buy	1.00	6/20/20	(20,605)	(1,893)	(22,498)
Barclays Bank plc/ NRG Energy, Inc.(7)	850,000	Sell	5.00	9/20/17	36,111	4,757	40,868
Barclays Bank plc/ Parker Drilling Co.(7)	850,000	Sell	5.00	9/20/17	33,928	(40,616)	(6,688)
Barclays Bank plc/ Procter & Gamble Co. (The)(7)	850,000	Buy	1.00	6/20/20	(27,379)	(403)	(27,782)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	850,000	Buy	1.00	9/20/19	(7,026)	(1,972)	(8,998)
Deutsche Bank AG/ International Business Machines Corp.	850,000	Buy	1.00	9/20/19	(14,753)	(3,080)	(17,833)
Deutsche Bank AG/ Realogy Group LLC	850,000	Sell	5.00	9/20/16	6,986	2,932	9,918
Goldman Sachs & Co./ Kellogg Co.	850,000	Buy	1.00	12/20/19	(10,695)	(3,268)	(13,963)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	850,000	Buy	1.00	6/20/20	21,045	3,692	24,737
Goldman Sachs & Co./ Starwood Hotels & Resorts	850,000	Buy	1.00	6/20/20	(6,747)	(19,462)	(26,209)
Morgan Stanley & Co./ D.R. Horton, Inc.	850,000	Sell	1.00	6/20/20	(15,591)	20,451	4,860
Morgan Stanley & Co./ Frontier Communications Corp.	850,000	Sell	5.00	9/20/17	37,101	3,636	40,737
Morgan Stanley & Co./ HCA, Inc.	850,000	Sell	5.00	9/20/17	40,544	8,529	49,073
Morgan Stanley & Co./ Hertz Corp. (The)	850,000	Sell	5.00	9/20/17	40,208	3,760	43,968
Morgan Stanley & Co./ International Lease Finance Corp.	850,000	Sell	5.00	9/20/17	37,652	4,165	41,817
Morgan Stanley & Co./ Lennar Corp.	850,000	Sell	5.00	6/20/20	94,715	16,446	111,161
Morgan Stanley & Co./ Mondelez International, Inc.	850,000	Buy	1.00	9/20/19	(14,753)	(3,489)	(18,242)
Morgan Stanley & Co./ PepsiCo, Inc.	850,000	Buy	1.00	9/20/19	(16,105)	(3,764)	(19,869)
Morgan Stanley & Co./ Rite Aid Corp.	850,000	Sell	5.00	9/20/16	7,989	2,626	10,615
					296,483	13,855	310,338

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

****The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occuring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
COP	-	Colombian Peso
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $312,825,245, which represented 35.0% of total net assets.

(2)	Non-income producing.

(3)	Security is in default.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $360,000.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $192,828.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	836,643,980	—
Commercial Mortgage-Backed Securities	—	3,905,566	—
Asset-Backed Securities	—	2,691,144	—
Common Stocks	2,225,504	—	—
Sovereign Governments and Agencies	—	1,070,000	—
Collateralized Mortgage Obligations	—	1,002,428	—
Exchange-Traded Funds	897,714	—	—
Temporary Cash Investments	—	22,324,943	—
	3,123,218	867,638,061	—
Other Financial Instruments
Swap Agreements	—	792,499	—
Forward Foreign Currency Exchange Contracts	—	671,903	—
	—	1,464,402	—

Liabilities
Other Financial Instruments
Swap Agreements	—	165,270	—
Forward Foreign Currency Exchange Contracts	—	548,268	—
	—	713,538	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$890,804,235
Gross tax appreciation of investments	$23,841,510
Gross tax depreciation of investments	(43,884,466)
Net tax appreciation (depreciation) of investments	$(20,042,956)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
June 30, 2016

NT Diversified Bond - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 35.4%
U.S. Treasury Bonds, 3.50%, 2/15/39	55,370,000	69,925,167
U.S. Treasury Bonds, 2.875%, 5/15/43	28,100,000	31,626,775
U.S. Treasury Bonds, 3.125%, 8/15/44(1)	24,410,000	28,758,031
U.S. Treasury Bonds, 3.00%, 11/15/44	13,200,000	15,192,632
U.S. Treasury Bonds, 2.50%, 2/15/45	25,320,000	26,391,644
U.S. Treasury Bonds, 3.00%, 5/15/45	500,000	575,342
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,143,486
U.S. Treasury Notes, 0.75%, 10/31/17	50,000,000	50,133,800
U.S. Treasury Notes, 1.00%, 2/15/18	98,400,000	99,070,694
U.S. Treasury Notes, 1.00%, 3/15/18	79,500,000	80,063,655
U.S. Treasury Notes, 0.75%, 4/15/18	20,000,000	20,058,200
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,666,190
U.S. Treasury Notes, 1.00%, 5/31/18	12,280,000	12,378,338
U.S. Treasury Notes, 1.375%, 6/30/18	13,210,000	13,413,315
U.S. Treasury Notes, 1.375%, 7/31/18	12,050,000	12,241,812
U.S. Treasury Notes, 1.375%, 9/30/18	12,200,000	12,404,923
U.S. Treasury Notes, 1.25%, 10/31/18	39,300,000	39,854,209
U.S. Treasury Notes, 1.25%, 11/15/18	50,750,000	51,473,593
U.S. Treasury Notes, 1.375%, 11/30/18	28,700,000	29,205,063
U.S. Treasury Notes, 1.625%, 8/31/19	5,000,000	5,137,110
U.S. Treasury Notes, 1.50%, 11/30/19	41,600,000	42,578,266
U.S. Treasury Notes, 1.625%, 12/31/19	20,400,000	20,968,976
U.S. Treasury Notes, 1.375%, 3/31/20	23,900,000	24,358,402
U.S. Treasury Notes, 1.625%, 6/30/20	13,150,000	13,526,774
U.S. Treasury Notes, 1.375%, 9/30/20	66,850,000	68,087,795
U.S. Treasury Notes, 1.375%, 10/31/20	3,200,000	3,258,874
U.S. Treasury Notes, 2.00%, 11/30/20	50,000,000	52,265,600
U.S. Treasury Notes, 2.125%, 1/31/21	8,000,000	8,414,376
U.S. Treasury Notes, 2.25%, 4/30/21	35,810,000	37,915,234
U.S. Treasury Notes, 2.00%, 5/31/21	17,000,000	17,808,826
U.S. Treasury Notes, 1.50%, 2/28/23	68,520,000	69,550,472
U.S. Treasury Notes, 1.25%, 6/30/23	6,460,000	6,495,834
U.S. Treasury Notes, 2.25%, 11/15/25	1,030,000	1,099,525
TOTAL U.S. TREASURY SECURITIES (Cost $940,411,544)		974,042,933
CORPORATE BONDS — 30.4%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22	1,380,000	1,418,183
Harris Corp., 2.70%, 4/27/20	590,000	598,908
Lockheed Martin Corp., 3.55%, 1/15/26	860,000	940,112
Lockheed Martin Corp., 3.80%, 3/1/45	1,050,000	1,076,434
United Technologies Corp., 6.05%, 6/1/36	730,000	976,764
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,881,888
		6,892,289
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(2)	1,620,000	1,650,375
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	1,850,000	1,904,335
		3,554,710

Automobiles — 0.9%
Ford Motor Co., 4.75%, 1/15/43		960,000	1,017,232
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		1,800,000	1,816,436
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		5,750,000	6,095,040
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		1,150,000	1,372,755
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,280,000	2,618,145
General Motors Co., 5.00%, 4/1/35		1,490,000	1,489,237
General Motors Co., 6.60%, 4/1/36		810,000	931,945
General Motors Financial Co., Inc., 3.25%, 5/15/18		2,280,000	2,328,306
General Motors Financial Co., Inc., 3.10%, 1/15/19		2,610,000	2,667,885
General Motors Financial Co., Inc., 3.20%, 7/6/21		1,310,000	1,315,277
General Motors Financial Co., Inc., 5.25%, 3/1/26		1,690,000	1,841,488
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)		1,260,000	1,278,900
			24,772,646
Banks — 5.2%
Bank of America Corp., 6.50%, 8/1/16		1,050,000	1,054,051
Bank of America Corp., 5.75%, 12/1/17		6,665,000	7,056,909
Bank of America Corp., 5.625%, 7/1/20		2,320,000	2,612,677
Bank of America Corp., 4.10%, 7/24/23		4,160,000	4,465,340
Bank of America Corp., MTN, 4.00%, 4/1/24		1,170,000	1,251,348
Bank of America Corp., MTN, 4.20%, 8/26/24		1,770,000	1,833,630
Bank of America Corp., MTN, 4.00%, 1/22/25		2,440,000	2,494,097
Bank of America Corp., MTN, 5.00%, 1/21/44		830,000	964,495
Bank of America N.A., 5.30%, 3/15/17		1,500,000	1,540,318
Bank of America N.A., 6.00%, 10/15/36		650,000	832,551
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(2)		1,550,000	1,564,959
Barclays Bank plc, 5.14%, 10/14/20		1,500,000	1,591,285
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	1,300,000	1,632,115
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	2,500,000	3,467,963
Barclays plc, 4.375%, 1/12/26		$800,000	810,520
BPCE SA, 5.15%, 7/21/24(2)		1,670,000	1,741,394
Branch Banking & Trust Co., 3.625%, 9/16/25		813,000	876,689
Branch Banking & Trust Co., 3.80%, 10/30/26		1,300,000	1,434,346
Capital One Financial Corp., 4.20%, 10/29/25		3,115,000	3,210,020
Capital One N.A., 2.35%, 8/17/18		1,600,000	1,623,557
Citigroup, Inc., 1.75%, 5/1/18		1,980,000	1,989,593
Citigroup, Inc., 2.55%, 4/8/19		1,250,000	1,280,089
Citigroup, Inc., 4.50%, 1/14/22		2,470,000	2,733,887
Citigroup, Inc., 4.05%, 7/30/22		1,400,000	1,481,901
Citigroup, Inc., 4.45%, 9/29/27		8,890,000	9,159,856
Commerzbank AG, 8.125%, 9/19/23(2)		1,050,000	1,229,476
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	3,000,000	3,709,726
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$2,270,000	2,468,298
Cooperatieve Rabobank UA, 3.95%, 11/9/22		480,000	497,168
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	1,100,000	1,366,982
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	2,500,000	3,144,815
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	3,200,000	3,699,196
Fifth Third Bancorp, 4.30%, 1/16/24		$750,000	804,578
Fifth Third Bank, 2.875%, 10/1/21		1,830,000	1,891,759
HBOS plc, MTN, 6.75%, 5/21/18(2)		2,280,000	2,451,235
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	1,200,000	1,899,686
HSBC Bank USA N.A., 5.875%, 11/1/34		$420,000	501,015
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	4,700,000	5,570,694

Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$1,370,000	1,261,132
JPMorgan Chase & Co., 2.55%, 3/1/21		650,000	663,678
JPMorgan Chase & Co., 4.625%, 5/10/21		6,860,000	7,629,651
JPMorgan Chase & Co., 3.25%, 9/23/22		3,880,000	4,060,222
JPMorgan Chase & Co., 3.875%, 9/10/24		1,700,000	1,761,956
JPMorgan Chase & Co., 3.125%, 1/23/25		2,750,000	2,813,896
JPMorgan Chase & Co., 4.95%, 6/1/45		1,000,000	1,101,357
KeyBank N.A., MTN, 3.40%, 5/20/26		1,950,000	1,981,473
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	2,300,000	3,727,493
PNC Funding Corp., 4.375%, 8/11/20		$230,000	252,086
Regions Bank, 6.45%, 6/26/37		1,240,000	1,485,074
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		1,580,000	1,661,577
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	1,200,000	1,443,466
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,200,000	1,247,403
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	1,300,000	1,422,152
SunTrust Bank, 3.30%, 5/15/26		$1,950,000	1,971,000
U.S. Bancorp, MTN, 3.00%, 3/15/22		2,150,000	2,288,802
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,910,000	2,060,502
U.S. Bank N.A., 2.80%, 1/27/25		1,270,000	1,324,629
Wells Fargo & Co., 4.125%, 8/15/23		760,000	819,297
Wells Fargo & Co., 3.00%, 4/22/26		2,390,000	2,439,272
Wells Fargo & Co., 5.61%, 1/15/44		366,000	439,446
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,020,000	1,028,902
Wells Fargo & Co., MTN, 2.60%, 7/22/20		3,900,000	4,010,772
Wells Fargo & Co., MTN, 3.55%, 9/29/25		1,900,000	2,028,324
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,700,000	2,888,357
Wells Fargo & Co., MTN, 4.65%, 11/4/44		1,555,000	1,637,857
Wells Fargo & Co., MTN, 4.40%, 6/14/46		840,000	855,261
			144,243,255
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		3,190,000	3,360,968
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		4,940,000	5,297,834
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		3,000,000	3,528,636
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		160,000	185,213
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,300,000	2,339,010
Molson Coors Brewing Co., 3.00%, 7/15/26(3)		1,290,000	1,292,207
Pernod Ricard SA, 2.95%, 1/15/17(2)		2,000,000	2,016,852
			18,020,720
Biotechnology — 1.0%
AbbVie, Inc., 1.75%, 11/6/17		1,670,000	1,680,438
AbbVie, Inc., 2.90%, 11/6/22		1,740,000	1,776,937
AbbVie, Inc., 3.60%, 5/14/25		3,110,000	3,264,906
AbbVie, Inc., 4.40%, 11/6/42		1,790,000	1,832,317
AbbVie, Inc., 4.45%, 5/14/46		370,000	377,002
Amgen, Inc., 5.85%, 6/1/17		400,000	416,741
Amgen, Inc., 4.10%, 6/15/21		2,160,000	2,371,991
Amgen, Inc., 4.66%, 6/15/51(2)		2,083,000	2,183,009
Biogen, Inc., 3.625%, 9/15/22		2,660,000	2,827,902
Celgene Corp., 3.25%, 8/15/22		1,490,000	1,541,271
Celgene Corp., 3.625%, 5/15/24		850,000	887,080
Celgene Corp., 3.875%, 8/15/25		2,500,000	2,672,955
Gilead Sciences, Inc., 4.40%, 12/1/21		2,970,000	3,356,150
Gilead Sciences, Inc., 3.65%, 3/1/26		2,430,000	2,647,065
			27,835,764

Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,860,000	1,934,586
Masco Corp., 4.375%, 4/1/26		600,000	621,894
			2,556,480
Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	2,500,000	3,484,523
Ameriprise Financial, Inc., 4.00%, 10/15/23		$1,040,000	1,127,250
			4,611,773
Chemicals — 0.3%
Ashland, Inc., 4.75%, 8/15/22		950,000	955,937
Dow Chemical Co. (The), 4.25%, 11/15/20		787,000	861,940
Eastman Chemical Co., 3.60%, 8/15/22		1,020,000	1,074,006
Ecolab, Inc., 4.35%, 12/8/21		2,090,000	2,369,178
LYB International Finance BV, 4.875%, 3/15/44		500,000	531,058
LyondellBasell Industries NV, 5.00%, 4/15/19		1,830,000	1,982,831
LyondellBasell Industries NV, 4.625%, 2/26/55		380,000	369,107
Mosaic Co. (The), 5.625%, 11/15/43		500,000	556,914
			8,700,971
Commercial Services and Supplies — 0.3%
Covanta Holding Corp., 5.875%, 3/1/24		1,070,000	1,043,250
Pitney Bowes, Inc., 4.625%, 3/15/24		880,000	930,409
Republic Services, Inc., 3.55%, 6/1/22		1,910,000	2,065,726
Waste Management, Inc., 2.60%, 9/1/16		860,000	861,994
Waste Management, Inc., 4.75%, 6/30/20		830,000	930,657
Waste Management, Inc., 4.10%, 3/1/45		1,140,000	1,243,350
			7,075,386
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22		1,520,000	1,635,310
CommScope, Inc., 4.375%, 6/15/20(2)		1,500,000	1,548,750
			3,184,060
Construction Materials†
Owens Corning, 4.20%, 12/15/22		1,060,000	1,132,007
Consumer Discretionary — 0.1%
Newell Brands, Inc., 4.20%, 4/1/26		1,800,000	1,954,575
Consumer Finance — 1.0%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		1,450,000	1,527,862
American Express Co., 1.55%, 5/22/18		1,530,000	1,538,280
American Express Co., 3.625%, 12/5/24		1,500,000	1,541,877
American Express Credit Corp., 1.30%, 7/29/16		520,000	520,185
American Express Credit Corp., 2.60%, 9/14/20		810,000	837,146
American Express Credit Corp., MTN, 2.25%, 5/5/21		1,760,000	1,793,011
Capital One Bank USA N.A., 2.30%, 6/5/19		2,390,000	2,422,755
Capital One Bank USA N.A., 3.375%, 2/15/23		1,580,000	1,619,130
CIT Group, Inc., 4.25%, 8/15/17		2,450,000	2,501,450
CIT Group, Inc., 5.00%, 8/15/22		630,000	642,600
Discover Bank, 2.00%, 2/21/18		2,000,000	2,007,268
Equifax, Inc., 3.30%, 12/15/22		800,000	845,926
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		2,550,000	2,673,904
John Deere Capital Corp., MTN, 3.15%, 10/15/21		570,000	611,603
PNC Bank N.A., 6.00%, 12/7/17		2,860,000	3,033,599
PNC Bank N.A., 3.80%, 7/25/23		1,150,000	1,241,769
Synchrony Financial, 2.60%, 1/15/19		1,180,000	1,193,227
Synchrony Financial, 3.00%, 8/15/19		500,000	510,234
			27,061,826

Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		1,170,000	1,156,837
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,970,000	2,019,250
WestRock RKT Co., 3.50%, 3/1/20		1,000,000	1,033,288
WestRock RKT Co., 4.00%, 3/1/23		1,670,000	1,746,800
			5,956,175
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		670,000	733,164
Catholic Health Initiatives, 2.95%, 11/1/22		860,000	880,971
			1,614,135
Diversified Financial Services — 2.8%
Ally Financial, Inc., 2.75%, 1/30/17		1,790,000	1,805,965
Ally Financial, Inc., 3.60%, 5/21/18		1,630,000	1,638,150
Ally Financial, Inc., 4.625%, 3/30/25		500,000	493,750
BNP Paribas SA, 4.375%, 9/28/25(2)		800,000	813,154
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	1,200,000	1,343,561
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,200,000	3,638,220
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21(2)		$1,800,000	1,817,806
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45		500,000	500,155
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	4,100,000	4,104,649
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20(2)		$7,800,000	8,067,407
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		1,250,000	1,267,579
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		4,230,000	4,342,844
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		3,440,000	3,832,783
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		3,790,000	4,408,486
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		540,000	580,336
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,180,000	1,215,192
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		1,000,000	1,036,809
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		1,870,000	2,315,000
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,080,000	1,129,739
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		410,000	454,581
HSBC Holdings plc, 2.95%, 5/25/21		1,500,000	1,516,734
HSBC Holdings plc, 4.30%, 3/8/26		2,420,000	2,570,756
Morgan Stanley, 2.50%, 4/21/21		1,600,000	1,618,730
Morgan Stanley, 5.00%, 11/24/25		7,180,000	7,873,717
Morgan Stanley, MTN, 6.625%, 4/1/18		5,170,000	5,607,403
Morgan Stanley, MTN, 5.625%, 9/23/19		6,510,000	7,228,261
Morgan Stanley, MTN, 3.70%, 10/23/24		300,000	314,519
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,300,000	2,982,633
S&P GLOBAL, Inc., 3.30%, 8/14/20		$870,000	911,170
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(2)		950,000	988,494
			76,418,583
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 5.00%, 3/1/21		2,000,000	2,242,074
AT&T, Inc., 3.875%, 8/15/21		1,780,000	1,920,088
AT&T, Inc., 3.60%, 2/17/23		1,750,000	1,834,474
AT&T, Inc., 4.45%, 4/1/24		800,000	877,559
AT&T, Inc., 3.40%, 5/15/25		8,360,000	8,571,466
AT&T, Inc., 6.55%, 2/15/39		300,000	371,092
AT&T, Inc., 4.30%, 12/15/42		950,000	914,024
British Telecommunications plc, 5.95%, 1/15/18		3,260,000	3,490,394
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		620,000	662,625
Frontier Communications Corp., 8.25%, 4/15/17		720,000	747,900

Frontier Communications Corp., 8.50%, 4/15/20	1,750,000	1,863,750
Frontier Communications Corp., 11.00%, 9/15/25	320,000	333,600
Orange SA, 4.125%, 9/14/21	1,470,000	1,624,371
Orange SA, 5.50%, 2/6/44	630,000	796,645
Telecom Italia Capital SA, 6.00%, 9/30/34	870,000	835,200
Telecom Italia SpA, 5.30%, 5/30/24(2)	1,300,000	1,301,625
Telefonica Emisiones SAU, 5.46%, 2/16/21	2,180,000	2,489,965
Verizon Communications, Inc., 3.65%, 9/14/18	2,000,000	2,102,706
Verizon Communications, Inc., 3.50%, 11/1/21	820,000	884,773
Verizon Communications, Inc., 5.15%, 9/15/23	2,970,000	3,465,583
Verizon Communications, Inc., 5.05%, 3/15/34	4,760,000	5,301,498
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	2,002,792
Verizon Communications, Inc., 4.86%, 8/21/46	881,000	966,043
Verizon Communications, Inc., 5.01%, 8/21/54	1,313,000	1,400,443
		47,000,690
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	780,000	758,550
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26	510,000	531,003
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	950,000	661,438
Halliburton Co., 3.80%, 11/15/25	2,000,000	2,082,958
		2,744,396
Food and Staples Retailing — 0.6%
CVS Health Corp., 3.50%, 7/20/22	1,520,000	1,638,958
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,389,805
CVS Health Corp., 5.125%, 7/20/45	750,000	933,589
Delhaize Group, 5.70%, 10/1/40	650,000	762,695
Dollar General Corp., 3.25%, 4/15/23	2,060,000	2,142,062
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,777,063
Sysco Corp., 3.30%, 7/15/26	900,000	936,173
Target Corp., 2.50%, 4/15/26	1,900,000	1,951,621
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	552,999
Wal-Mart Stores, Inc., 4.30%, 4/22/44	2,900,000	3,402,202
		16,487,167
Food Products — 0.3%
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)	1,880,000	2,048,869
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,330,000	1,533,891
Kraft Heinz Foods Co., 5.20%, 7/15/45(2)	980,000	1,165,904
Kraft Heinz Foods Co., 4.375%, 6/1/46(2)	650,000	690,789
Tyson Foods, Inc., 4.50%, 6/15/22	1,290,000	1,439,168
		6,878,621
Gas Utilities — 1.2%
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	572,917
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,281,134
Enbridge, Inc., 4.50%, 6/10/44	860,000	748,143
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,160,850
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,239,503
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	358,662
Energy Transfer Partners LP, 3.60%, 2/1/23	2,370,000	2,275,146
Energy Transfer Partners LP, 4.90%, 3/15/35	300,000	265,948
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	442,656
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	878,475

Enterprise Products Operating LLC, 3.70%, 2/15/26	520,000	545,538
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,950,000	3,128,918
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,220,000	1,285,873
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	1,017,538
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,769,000	1,856,735
Kinder Morgan, Inc., 4.30%, 6/1/25	2,730,000	2,801,613
Kinder Morgan, Inc., 5.55%, 6/1/45	600,000	611,975
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,140,000	1,288,222
MPLX LP, 4.875%, 12/1/24(2)	970,000	946,953
MPLX LP, 4.875%, 6/1/25(2)	1,150,000	1,126,435
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,708,838
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	2,934,078
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	770,000	808,500
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	560,700
Williams Cos., Inc. (The), 5.75%, 6/24/44	700,000	600,250
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,041,148
Williams Partners LP, 5.40%, 3/4/44	1,700,000	1,518,367
		33,005,115
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24	3,770,000	4,069,858
Medtronic, Inc., 2.50%, 3/15/20	1,010,000	1,048,127
Medtronic, Inc., 3.50%, 3/15/25	3,975,000	4,340,231
Medtronic, Inc., 4.375%, 3/15/35	1,530,000	1,728,709
St. Jude Medical, Inc., 2.00%, 9/15/18	770,000	779,214
Stryker Corp., 3.50%, 3/15/26	1,140,000	1,212,463
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	1,013,101
		14,191,703
Health Care Providers and Services — 0.7%
Aetna, Inc., 4.375%, 6/15/46	1,180,000	1,226,746
Ascension Health, 3.95%, 11/15/46	380,000	411,263
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	328,000	334,150
Express Scripts Holding Co., 4.50%, 2/25/26	1,750,000	1,927,291
Express Scripts Holding Co., 3.40%, 3/1/27	710,000	712,359
Express Scripts, Inc., 7.25%, 6/15/19	980,000	1,129,620
HCA, Inc., 3.75%, 3/15/19	3,640,000	3,776,500
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,045,000
Mylan NV, 3.95%, 6/15/26(2)	1,150,000	1,165,696
NYU Hospitals Center, 4.43%, 7/1/42	400,000	438,659
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,560,188
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	2,038,239
UnitedHealth Group, Inc., 3.75%, 7/15/25	1,190,000	1,305,667
Universal Health Services, Inc., 4.75%, 8/1/22(2)	1,700,000	1,733,354
		18,804,732
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.375%, 5/26/25	970,000	1,027,196
McDonald's Corp., MTN, 4.60%, 5/26/45	450,000	504,692
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,770,000	1,871,775
		3,403,663
Household Durables — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18	1,450,000	1,478,565
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	724,750
Lennar Corp., 4.75%, 12/15/17	1,470,000	1,503,075
Lennar Corp., 4.75%, 4/1/21	1,880,000	1,964,600

Lennar Corp., 4.75%, 5/30/25		300,000	292,500
M.D.C Holdings, Inc., 5.50%, 1/15/24		850,000	845,750
Toll Brothers Finance Corp., 6.75%, 11/1/19		720,000	813,600
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		855,000	863,550
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		250,000	255,313
			8,741,703
Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/9/22		1,090,000	1,145,102
General Electric Co., 4.125%, 10/9/42		1,320,000	1,456,526
General Electric Co., MTN, 4.375%, 9/16/20		1,547,000	1,724,127
General Electric Co., MTN, 4.65%, 10/17/21		968,000	1,109,443
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		1,240,000	1,307,623
			6,742,821
Insurance — 1.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,590,000	1,605,900
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	2,300,000	2,916,491
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$630,000	647,246
American International Group, Inc., 4.125%, 2/15/24		4,170,000	4,408,086
American International Group, Inc., 4.50%, 7/16/44		800,000	777,506
American International Group, Inc., MTN, 5.85%, 1/16/18		1,410,000	1,504,095
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,155,000	2,398,489
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		430,000	459,826
Berkshire Hathaway, Inc., 2.75%, 3/15/23		2,210,000	2,286,353
Berkshire Hathaway, Inc., 4.50%, 2/11/43		1,190,000	1,364,097
Chubb INA Holdings, Inc., 3.15%, 3/15/25		2,020,000	2,112,617
Chubb INA Holdings, Inc., 3.35%, 5/3/26		820,000	874,470
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		430,000	435,474
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		280,000	344,778
International Lease Finance Corp., 6.25%, 5/15/19		860,000	928,671
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)		820,000	907,424
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		1,540,000	1,583,670
Markel Corp., 4.90%, 7/1/22		1,400,000	1,556,381
Markel Corp., 3.625%, 3/30/23		1,650,000	1,708,120
MetLife, Inc., 3.60%, 11/13/25		2,000,000	2,102,134
MetLife, Inc., 4.125%, 8/13/42		450,000	449,361
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		1,790,000	1,837,451
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,730,000	1,952,286
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		170,000	203,831
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		2,140,000	2,541,798
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)		880,000	926,480
Travelers Cos., Inc. (The), 4.60%, 8/1/43		620,000	743,427
Travelers Cos., Inc. (The), 4.30%, 8/25/45		500,000	571,214
Travelers Cos., Inc. (The), 3.75%, 5/15/46		500,000	525,206
Voya Financial, Inc., 5.70%, 7/15/43		900,000	1,021,694
WR Berkley Corp., 4.625%, 3/15/22		750,000	820,497
WR Berkley Corp., 4.75%, 8/1/44		720,000	750,301
XLIT Ltd., 4.45%, 3/31/25		270,000	273,079
			43,538,453
Internet and Catalog Retail†
Amazon.com, Inc., 3.80%, 12/5/24		1,000,000	1,123,327
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21		1,440,000	1,536,466

IT Services — 0.2%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	850,000	849,196
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	573,170
Fidelity National Information Services, Inc., 4.50%, 10/15/22	2,060,000	2,284,878
Fidelity National Information Services, Inc., 3.50%, 4/15/23	900,000	935,942
		4,643,186
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	660,000	700,515
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	1,029,828
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,200,000	1,401,275
		3,131,618
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,141,849
Fortive Corp., 3.15%, 6/15/26(2)	900,000	928,053
Oshkosh Corp., 5.375%, 3/1/22	1,610,000	1,666,350
		3,736,252
Media — 1.9%
21st Century Fox America, Inc., 3.70%, 10/15/25	2,400,000	2,601,907
21st Century Fox America, Inc., 6.90%, 8/15/39	710,000	953,416
21st Century Fox America, Inc., 4.75%, 9/15/44	1,650,000	1,836,590
CBS Corp., 3.50%, 1/15/25	740,000	762,569
CBS Corp., 4.85%, 7/1/42	360,000	363,266
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(2)	6,300,000	6,878,712
Comcast Corp., 3.15%, 3/1/26	880,000	937,108
Comcast Corp., 4.40%, 8/15/35	960,000	1,085,604
Comcast Corp., 6.40%, 5/15/38	790,000	1,087,191
Comcast Corp., 4.75%, 3/1/44	1,570,000	1,836,415
Discovery Communications LLC, 5.625%, 8/15/19	640,000	705,896
Discovery Communications LLC, 3.25%, 4/1/23	1,270,000	1,252,576
Grupo Televisa SAB, 5.00%, 5/13/45	500,000	482,727
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,410,000	1,502,880
Lamar Media Corp., 5.375%, 1/15/24	1,180,000	1,236,050
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,240,354
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,569,600
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	1,410,000	1,443,488
Omnicom Group, Inc., 3.60%, 4/15/26	2,320,000	2,449,690
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	850,000	848,406
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,984,800
Time Warner Cable, Inc., 6.75%, 7/1/18	1,150,000	1,262,201
Time Warner Cable, Inc., 5.50%, 9/1/41	520,000	547,670
Time Warner Cable, Inc., 4.50%, 9/15/42	840,000	786,297
Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,786,664
Time Warner, Inc., 3.60%, 7/15/25	3,610,000	3,828,939
Time Warner, Inc., 7.70%, 5/1/32	440,000	614,808
Time Warner, Inc., 5.35%, 12/15/43	1,070,000	1,231,280
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,259,909
Viacom, Inc., 4.25%, 9/1/23	1,640,000	1,707,030
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	1,700,000	1,655,375
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	1,520,000	1,731,835
		53,471,253
Metals and Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	918,000	989,618
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	599,714

Southern Copper Corp., 5.25%, 11/8/42	750,000	668,876
Steel Dynamics, Inc., 6.125%, 8/15/19	1,440,000	1,491,300
Steel Dynamics, Inc., 6.375%, 8/15/22	989,000	1,043,395
Steel Dynamics, Inc., 5.50%, 10/1/24	579,000	593,475
Vale Overseas Ltd., 5.625%, 9/15/19	525,000	540,750
		5,927,128
Multi-Utilities — 1.2%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,400,000	1,513,361
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	305,105
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,073,522
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	926,230
Constellation Energy Group, Inc., 5.15%, 12/1/20	1,276,000	1,421,564
Consumers Energy Co., 2.85%, 5/15/22	230,000	239,665
Consumers Energy Co., 3.375%, 8/15/23	700,000	747,958
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	884,384
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	547,567
Dominion Resources, Inc., 3.625%, 12/1/24	1,220,000	1,286,036
Dominion Resources, Inc., 4.90%, 8/1/41	1,320,000	1,455,716
Dominion Resources, Inc., VRN, 3.46%, 9/30/16	990,000	824,175
DPL, Inc., 6.50%, 10/15/16	140,000	140,087
Duke Energy Corp., 1.625%, 8/15/17	500,000	502,670
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,333,737
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	655,232
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,494,755
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	1,082,869
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	552,410
Exelon Corp., 4.45%, 4/15/46	900,000	965,564
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,335,051
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	431,186
FirstEnergy Corp., 2.75%, 3/15/18	900,000	911,565
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,302,194
Florida Power & Light Co., 4.125%, 2/1/42	930,000	1,051,680
Georgia Power Co., 4.30%, 3/15/42	410,000	450,549
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,700,000	1,785,000
MidAmerican Energy Co., 4.40%, 10/15/44	1,100,000	1,280,577
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	1,530,000	1,464,975
NiSource Finance Corp., 5.65%, 2/1/45	660,000	833,149
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,098,814
Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,375,538
Southern Power Co., 5.15%, 9/15/41	590,000	636,997
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,204,635
Xcel Energy, Inc., 4.80%, 9/15/41	570,000	658,003
		33,772,520
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	940,000	895,913
Target Corp., 4.00%, 7/1/42	500,000	542,171
		1,438,084
Oil, Gas and Consumable Fuels — 1.8%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,530,000	1,543,387
Anadarko Petroleum Corp., 3.45%, 7/15/24	640,000	626,924
Anadarko Petroleum Corp., 5.55%, 3/15/26	1,200,000	1,328,228
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	951,373
Apache Corp., 4.75%, 4/15/43	830,000	857,076

BP Capital Markets plc, 4.50%, 10/1/20	360,000	399,153
BP Capital Markets plc, 2.75%, 5/10/23	1,500,000	1,517,122
Chevron Corp., 2.10%, 5/16/21	2,600,000	2,653,381
Cimarex Energy Co., 4.375%, 6/1/24	2,290,000	2,399,636
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,094,096
Concho Resources, Inc., 7.00%, 1/15/21	2,070,000	2,137,275
Concho Resources, Inc., 6.50%, 1/15/22	680,000	699,550
Concho Resources, Inc., 5.50%, 4/1/23	640,000	644,800
Continental Resources, Inc., 5.00%, 9/15/22	1,000,000	979,630
Ecopetrol SA, 4.125%, 1/16/25	690,000	625,968
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,567,195
Exxon Mobil Corp., 2.71%, 3/6/25	1,450,000	1,516,438
Exxon Mobil Corp., 3.04%, 3/1/26	2,500,000	2,650,252
Hess Corp., 6.00%, 1/15/40	1,610,000	1,671,157
Newfield Exploration Co., 5.75%, 1/30/22	2,180,000	2,218,150
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,189,864
Noble Energy, Inc., 3.90%, 11/15/24	360,000	366,522
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	517,680
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	891,532
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	123,464
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	880,600
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	325,600
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,626,304
Phillips 66, 4.30%, 4/1/22	1,981,000	2,166,669
Phillips 66, 4.65%, 11/15/34	500,000	534,916
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,844,581
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,986,035
Shell International Finance BV, 3.625%, 8/21/42	730,000	704,766
Shell International Finance BV, 4.55%, 8/12/43	830,000	925,814
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,571,258
Statoil ASA, 3.95%, 5/15/43	1,048,000	1,091,311
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	1,091,000	1,136,004
Tesoro Corp., 5.375%, 10/1/22	530,000	542,587
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	895,385
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,020,480
		49,422,163
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	1,820,000	1,865,325
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	2,510,000	2,845,896
International Paper Co., 6.00%, 11/15/41	410,000	487,943
		5,199,164
Pharmaceuticals — 0.7%
Actavis Funding SCS, 3.85%, 6/15/24	2,590,000	2,709,865
Actavis Funding SCS, 4.55%, 3/15/35	750,000	770,855
Actavis, Inc., 1.875%, 10/1/17	1,290,000	1,296,852
Actavis, Inc., 3.25%, 10/1/22	1,610,000	1,653,447
Actavis, Inc., 4.625%, 10/1/42	450,000	466,653
Baxalta, Inc., 4.00%, 6/23/25	1,600,000	1,670,843
Forest Laboratories LLC, 4.875%, 2/15/21(2)	1,930,000	2,144,610
Merck & Co., Inc., 3.70%, 2/10/45	650,000	685,041
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	1,800,000	1,864,661
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	1,800,000	1,828,930
Roche Holdings, Inc., 3.35%, 9/30/24(2)	830,000	901,817

Roche Holdings, Inc., 4.00%, 11/28/44(2)	1,000,000	1,145,006
Zoetis, Inc., 4.50%, 11/13/25	1,200,000	1,326,544
		18,465,124
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.375%, 10/15/26	1,200,000	1,209,444
Boston Properties LP, 3.65%, 2/1/26	800,000	854,695
Crown Castle International Corp., 5.25%, 1/15/23	1,374,000	1,547,193
Crown Castle International Corp., 4.45%, 2/15/26	1,230,000	1,338,562
DDR Corp., 4.75%, 4/15/18	920,000	960,275
DDR Corp., 3.625%, 2/1/25	1,170,000	1,176,113
Essex Portfolio LP, 3.625%, 8/15/22	710,000	748,407
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,250,676
Hospitality Properties Trust, 4.65%, 3/15/24	3,440,000	3,509,526
Host Hotels & Resorts LP, 6.00%, 10/1/21	760,000	862,389
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	666,094
Kilroy Realty LP, 3.80%, 1/15/23	1,650,000	1,732,708
Kilroy Realty LP, 4.375%, 10/1/25	370,000	400,411
Senior Housing Properties Trust, 4.75%, 5/1/24	1,280,000	1,306,163
Simon Property Group LP, 3.30%, 1/15/26	1,530,000	1,637,198
Ventas Realty LP, 4.125%, 1/15/26	720,000	775,617
Welltower, Inc., 2.25%, 3/15/18	390,000	394,169
Welltower, Inc., 3.75%, 3/15/23	860,000	892,924
		21,262,564
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,595,641
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,276,511
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,559,483
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	500,000	546,310
CSX Corp., 4.25%, 6/1/21	760,000	833,769
CSX Corp., 3.40%, 8/1/24	1,400,000	1,507,892
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	969,641
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,170,909
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	640,000	652,108
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	870,000	888,416
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,212,508
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,402,359
		13,615,547
Semiconductors and Semiconductor Equipment — 0.1%
Lam Research Corp., 3.90%, 6/15/26	2,025,000	2,134,469
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	1,800,000	1,827,000
		3,961,469
Software — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	1,390,000	1,459,500
Microsoft Corp., 2.70%, 2/12/25	3,120,000	3,230,645
Microsoft Corp., 3.125%, 11/3/25	820,000	878,993
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,675,178
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,182,875
Oracle Corp., 2.95%, 5/15/25	2,030,000	2,113,183
Oracle Corp., 4.30%, 7/8/34	960,000	1,024,764
Oracle Corp., 4.00%, 7/15/46(3)	1,290,000	1,303,146
		13,868,284
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	1,310,000	1,372,254

Home Depot, Inc. (The), 3.35%, 9/15/25	810,000	884,205
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,746,029
Home Depot, Inc. (The), 5.95%, 4/1/41	2,360,000	3,265,851
United Rentals North America, Inc., 4.625%, 7/15/23	2,180,000	2,209,975
		9,478,314
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 1.00%, 5/3/18	920,000	922,191
Apple, Inc., 2.85%, 5/6/21	1,310,000	1,384,645
Apple, Inc., 2.50%, 2/9/25	3,000,000	3,052,161
Apple, Inc., 3.25%, 2/23/26	800,000	851,080
Apple, Inc., 4.65%, 2/23/46	920,000	1,039,077
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	3,560,000	3,700,285
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	1,910,000	1,995,746
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	1,730,000	1,811,678
Seagate HDD Cayman, 4.75%, 6/1/23	1,700,000	1,437,971
		16,194,834
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	1,506,000	1,534,238
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,191,702
Sprint Communications, Inc., 6.00%, 12/1/16	560,000	564,900
Sprint Communications, Inc., 9.00%, 11/15/18(2)	1,320,000	1,410,750
T-Mobile USA, Inc., 6.46%, 4/28/19	1,230,000	1,254,600
		5,421,952
TOTAL CORPORATE BONDS (Cost $810,546,180)		835,617,459
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 23.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.0%
FHLMC, VRN, 1.00%, 7/15/16	7,748,623	7,972,716
FHLMC, VRN, 1.78%, 7/15/16	771,243	785,249
FHLMC, VRN, 1.84%, 7/15/16	1,718,562	1,752,286
FHLMC, VRN, 1.92%, 7/15/16	1,080,390	1,100,019
FHLMC, VRN, 1.97%, 7/15/16	952,722	983,644
FHLMC, VRN, 2.06%, 7/15/16	2,976,317	3,065,089
FHLMC, VRN, 2.31%, 7/15/16	3,660,146	3,770,428
FHLMC, VRN, 2.40%, 7/15/16	2,755,482	2,920,195
FHLMC, VRN, 2.63%, 7/15/16	280,769	296,817
FHLMC, VRN, 2.67%, 7/15/16	1,139,134	1,208,190
FHLMC, VRN, 2.67%, 7/15/16	1,598,444	1,693,126
FHLMC, VRN, 2.81%, 7/15/16	1,991,589	2,102,784
FHLMC, VRN, 2.87%, 7/15/16	635,847	670,995
FHLMC, VRN, 2.90%, 7/15/16	2,952,522	3,124,374
FHLMC, VRN, 3.01%, 7/15/16	153,330	161,268
FHLMC, VRN, 3.21%, 7/15/16	846,404	892,205
FHLMC, VRN, 3.21%, 7/15/16	2,749,118	2,866,594
FHLMC, VRN, 3.65%, 7/15/16	767,914	811,360
FHLMC, VRN, 3.77%, 7/15/16	399,459	419,764
FHLMC, VRN, 4.06%, 7/15/16	539,808	569,732
FHLMC, VRN, 4.23%, 7/15/16	1,919,001	2,036,634
FHLMC, VRN, 4.75%, 7/15/16	432,653	453,966
FHLMC, VRN, 5.15%, 7/15/16	228,537	238,270
FHLMC, VRN, 5.79%, 7/15/16	1,405,708	1,477,513
FHLMC, VRN, 5.97%, 7/15/16	725,824	764,697
FNMA, VRN, 2.05%, 7/25/16	7,133,535	7,381,941

FNMA, VRN, 2.38%, 7/25/16	6,005,670	6,249,026
FNMA, VRN, 2.43%, 7/25/16	2,174,726	2,232,606
FNMA, VRN, 2.44%, 7/25/16	6,614,983	6,860,476
FNMA, VRN, 2.44%, 7/25/16	864,487	900,729
FNMA, VRN, 2.44%, 7/25/16	3,043,814	3,165,438
FNMA, VRN, 2.44%, 7/25/16	1,716,608	1,785,476
FNMA, VRN, 2.51%, 7/25/16	2,932,178	3,088,647
FNMA, VRN, 2.52%, 7/25/16	2,841,564	3,010,954
FNMA, VRN, 2.57%, 7/25/16	275,637	289,988
FNMA, VRN, 2.70%, 7/25/16	1,429,658	1,486,066
FNMA, VRN, 3.11%, 7/25/16	380,741	400,626
FNMA, VRN, 3.35%, 7/25/16	388,659	409,599
FNMA, VRN, 3.62%, 7/25/16	533,605	565,405
FNMA, VRN, 3.94%, 7/25/16	782,234	824,002
FNMA, VRN, 4.79%, 7/25/16	742,040	788,205
		81,577,099
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 20.5%
FHLMC, 5.00%, 4/1/19	407,156	421,089
FHLMC, 7.00%, 9/1/27	344	409
FHLMC, 6.50%, 1/1/28	524	602
FHLMC, 7.00%, 2/1/28	87	103
FHLMC, 6.50%, 3/1/29	3,206	3,786
FHLMC, 6.50%, 6/1/29	3,377	3,883
FHLMC, 7.00%, 8/1/29	362	396
FHLMC, 6.50%, 5/1/31	1,681	1,932
FHLMC, 6.50%, 6/1/31	81	93
FHLMC, 6.50%, 6/1/31	326	375
FHLMC, 5.50%, 12/1/33	38,497	42,893
FHLMC, 6.00%, 2/1/38	345,212	394,717
FHLMC, 5.50%, 4/1/38	187,827	211,226
FHLMC, 6.00%, 5/1/38	330,875	384,606
FHLMC, 6.00%, 8/1/38	38,237	43,431
FHLMC, 5.50%, 9/1/38	1,160,702	1,312,610
FHLMC, 6.50%, 7/1/47	3,903	4,342
FNMA, 3.00%, 7/14/16(5)	20,800,000	21,586,501
FNMA, 3.50%, 7/14/16(5)	37,670,000	39,743,320
FNMA, 4.00%, 7/14/16(5)	50,985,000	54,658,511
FNMA, 4.50%, 7/14/16(5)	44,250,000	48,305,962
FNMA, 5.00%, 7/14/16(5)	16,650,000	18,497,109
FNMA, 5.50%, 7/14/16(5)	26,240,000	29,500,012
FNMA, 5.50%, 12/1/16	770	774
FNMA, 5.50%, 12/1/16	115	115
FNMA, 6.50%, 1/1/26	2,622	3,020
FNMA, 7.00%, 12/1/27	389	434
FNMA, 6.50%, 1/1/28	436	502
FNMA, 7.50%, 4/1/28	2,339	2,660
FNMA, 7.00%, 5/1/28	2,240	2,353
FNMA, 7.00%, 6/1/28	48	50
FNMA, 6.50%, 1/1/29	488	578
FNMA, 6.50%, 4/1/29	1,524	1,755
FNMA, 7.00%, 7/1/29	576	630
FNMA, 7.50%, 7/1/29	3,846	4,210
FNMA, 7.50%, 9/1/30	1,090	1,385

FNMA, 5.00%, 7/1/31	3,608,480	4,022,266
FNMA, 7.00%, 9/1/31	6,421	7,250
FNMA, 6.50%, 1/1/32	1,692	1,948
FNMA, 6.50%, 8/1/32	7,734	9,144
FNMA, 5.50%, 6/1/33	21,283	24,220
FNMA, 5.50%, 7/1/33	139,337	158,097
FNMA, 5.50%, 8/1/33	49,197	55,679
FNMA, 5.50%, 9/1/33	69,341	79,611
FNMA, 5.00%, 11/1/33	294,863	329,258
FNMA, 6.00%, 12/1/33	1,080,340	1,241,744
FNMA, 5.50%, 1/1/34	69,337	78,691
FNMA, 5.50%, 12/1/34	147,200	167,121
FNMA, 4.50%, 1/1/35	272,765	299,073
FNMA, 5.00%, 8/1/35	126,221	140,463
FNMA, 5.00%, 2/1/36	954,468	1,062,666
FNMA, 5.50%, 7/1/36	41,088	46,172
FNMA, 5.50%, 2/1/37	24,940	28,136
FNMA, 6.00%, 4/1/37	185,606	212,092
FNMA, 6.00%, 7/1/37	562,679	648,786
FNMA, 6.00%, 8/1/37	356,587	411,926
FNMA, 6.50%, 8/1/37	88,826	100,228
FNMA, 6.00%, 9/1/37	390,766	447,320
FNMA, 6.00%, 11/1/37	162,894	187,135
FNMA, 5.50%, 2/1/38	1,123,933	1,262,048
FNMA, 5.50%, 2/1/38	182,157	204,711
FNMA, 5.50%, 6/1/38	430,472	487,852
FNMA, 5.00%, 1/1/39	226,138	252,553
FNMA, 4.50%, 2/1/39	725,158	792,388
FNMA, 5.50%, 3/1/39	937,767	1,053,962
FNMA, 4.50%, 4/1/39	526,649	586,630
FNMA, 4.50%, 5/1/39	1,313,813	1,463,860
FNMA, 6.50%, 5/1/39	218,046	254,562
FNMA, 4.50%, 6/1/39	809,344	890,891
FNMA, 5.00%, 8/1/39	758,203	852,247
FNMA, 4.50%, 9/1/39	2,297,858	2,560,850
FNMA, 4.50%, 10/1/39	2,139,842	2,383,054
FNMA, 5.00%, 4/1/40	2,242,774	2,503,836
FNMA, 5.00%, 4/1/40	4,119,373	4,587,467
FNMA, 5.00%, 6/1/40	3,798,291	4,226,715
FNMA, 4.00%, 10/1/40	2,258,728	2,479,399
FNMA, 4.50%, 11/1/40	1,922,862	2,126,951
FNMA, 4.00%, 8/1/41	4,006,622	4,383,998
FNMA, 4.50%, 9/1/41	1,999,968	2,193,768
FNMA, 3.50%, 10/1/41	3,221,742	3,412,461
FNMA, 3.50%, 12/1/41	12,085,759	12,809,724
FNMA, 4.00%, 12/1/41	6,053,959	6,537,880
FNMA, 5.00%, 1/1/42	7,709,228	8,575,631
FNMA, 3.50%, 2/1/42	6,187,894	6,552,372
FNMA, 3.50%, 5/1/42	2,546,258	2,707,522
FNMA, 3.50%, 6/1/42	2,514,537	2,689,203
FNMA, 3.50%, 8/1/42	11,275,429	11,936,389
FNMA, 3.50%, 9/1/42	4,787,510	5,088,606
FNMA, 3.50%, 12/1/42	9,102,853	9,631,291

FNMA, 3.50%, 8/1/43	6,137,608	6,484,327
FNMA, 3.50%, 5/1/45	11,394,163	12,079,051
FNMA, 3.50%, 11/1/45	12,097,105	12,794,862
FNMA, 3.50%, 11/1/45	12,129,947	12,829,599
FNMA, 4.00%, 11/1/45	14,779,102	15,883,889
FNMA, 3.50%, 2/1/46	12,271,063	13,009,842
FNMA, 4.00%, 2/1/46	12,691,761	13,673,259
FNMA, 3.50%, 3/1/46	12,415,503	13,128,590
FNMA, 4.00%, 4/1/46	29,737,584	31,967,350
FNMA, 6.50%, 8/1/47	11,410	12,783
FNMA, 6.50%, 8/1/47	5,122	5,738
FNMA, 6.50%, 9/1/47	23,489	26,340
FNMA, 6.50%, 9/1/47	1,171	1,312
FNMA, 6.50%, 9/1/47	8,828	9,893
FNMA, 6.50%, 9/1/47	12,840	14,395
FNMA, 6.50%, 9/1/47	3,427	3,840
GNMA, 3.00%, 7/20/16(5)	22,800,000	23,831,343
GNMA, 3.50%, 7/20/16(5)	17,650,000	18,731,063
GNMA, 7.00%, 11/15/22	1,174	1,269
GNMA, 7.00%, 4/20/26	329	376
GNMA, 7.50%, 8/15/26	739	897
GNMA, 8.00%, 8/15/26	356	413
GNMA, 7.50%, 5/15/27	497	521
GNMA, 8.00%, 6/15/27	1,245	1,292
GNMA, 7.50%, 11/15/27	199	204
GNMA, 7.00%, 2/15/28	378	382
GNMA, 7.50%, 2/15/28	338	343
GNMA, 6.50%, 3/15/28	1,266	1,445
GNMA, 7.00%, 4/15/28	209	209
GNMA, 6.50%, 5/15/28	3,385	3,864
GNMA, 7.00%, 12/15/28	683	708
GNMA, 7.00%, 5/15/31	3,363	4,163
GNMA, 6.00%, 7/15/33	906,065	1,062,558
GNMA, 4.50%, 8/15/33	1,050,920	1,166,109
GNMA, 5.00%, 3/20/36	130,070	146,474
GNMA, 5.00%, 4/20/36	252,330	280,307
GNMA, 5.00%, 5/20/36	427,708	476,317
GNMA, 5.50%, 1/15/39	1,073,320	1,241,382
GNMA, 6.00%, 1/20/39	57,663	65,901
GNMA, 6.00%, 2/20/39	322,255	368,291
GNMA, 4.50%, 6/15/39	2,895,022	3,230,102
GNMA, 5.50%, 9/15/39	143,020	163,190
GNMA, 5.00%, 10/15/39	1,561,230	1,768,318
GNMA, 4.50%, 1/15/40	1,579,607	1,743,823
GNMA, 4.00%, 11/20/40	4,283,054	4,617,265
GNMA, 4.00%, 12/15/40	1,412,694	1,523,626
GNMA, 4.50%, 6/15/41	1,039,691	1,171,453
GNMA, 4.50%, 7/20/41	1,820,085	1,988,154
GNMA, 3.50%, 4/20/42	8,784,674	9,364,131
GNMA, 3.50%, 6/20/42	19,020,959	20,275,649
GNMA, 3.50%, 7/20/42	3,506,053	3,737,326
GNMA, 3.50%, 4/20/43	5,271,012	5,618,738
		564,896,897

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $639,076,155)		646,473,996
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	5,000,000	5,245,506
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.24%, 7/15/16(2)	6,150,000	6,104,703
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	5,750,000	5,954,060
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	7,000,000	7,471,607
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.39%, 7/15/16(2)	10,946,555	10,845,591
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 7/15/16(2)	8,950,000	8,800,894
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	5,000,000	5,621,634
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/16	5,700,000	6,331,197
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	7,625,000	8,372,967
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/16	7,000,000	7,443,660
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/16	5,000,000	5,519,291
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/1/16	5,000,000	5,491,953
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	7,525,000	7,982,179
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	6,975,000	7,294,751
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/16(2)	5,000,000	5,298,185
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/16	6,250,000	6,712,823
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	2,950,000	3,327,438
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.34%, 7/15/16(2)	6,850,000	6,800,277
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/16(2)	6,000,000	6,072,901
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $121,899,506)		126,691,617
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 4.6%
Private Sponsor Collateralized Mortgage Obligations — 4.4%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.91%, 7/1/16	2,768,362	2,747,020
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 7/1/16(2)	3,077,883	3,178,981
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 7/1/16(2)	4,752,022	4,911,987
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 7/1/16(2)	2,282,873	2,356,253
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	4,008	3,310
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 7/1/16	1,941,886	1,924,729
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.90%, 7/1/16	621,334	617,280
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 7/1/16	3,072,144	3,039,972
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	306,001	315,532
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.00%, 7/1/16	614,596	612,604
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.87%, 7/1/16	1,916,823	1,837,203
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	242,741	252,075
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.63%, 7/1/16	1,989,879	1,921,103
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.32%, 7/1/16	5,137,156	5,055,718
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.82%, 7/1/16	370,785	363,138
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 7/1/16	3,734,933	3,704,820
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	173,699	175,023
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	16,683	15,671
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	17	16
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 7/1/16	118,307	115,201
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 3.04%, 7/1/16	1,126,875	1,117,626
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.70%, 7/1/16	3,310,369	3,248,727
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.78%, 7/1/16	757,667	730,224
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.74%, 7/1/16	1,239,545	1,203,027
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 7/1/16	2,656,973	2,645,450

GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.78%, 7/1/16	2,500,139	2,477,172
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.88%, 7/1/16	3,163,841	3,184,175
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.06%, 7/1/16	4,493,174	4,477,945
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.87%, 7/1/16	3,481,044	3,476,262
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.87%, 7/1/16	305,698	300,329
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 7/1/16	506,673	482,903
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.96%, 7/1/16	685,006	687,024
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/16(2)	1,400,031	1,420,484
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.92%, 7/1/16	2,571,719	2,622,435
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.61%, 7/25/16	4,946,311	4,877,179
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.65%, 7/1/16	2,166,435	2,165,635
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 7/1/16	171,185	170,543
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/16	305,492	307,884
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	2,342,965	2,438,457
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 3.03%, 7/1/16	1,451,766	1,445,032
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 7/1/16	862,130	861,246
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.70%, 7/1/16	1,408,411	1,400,133
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.19%, 7/25/16	4,434,658	4,076,306
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/16(2)	5,569,010	5,790,755
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	159,695	163,996
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 7/1/16	5,040,799	4,924,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.84%, 7/1/16	135,350	136,338
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 3.08%, 7/1/16	1,853,213	1,872,664
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.05%, 7/1/16	912,918	913,973
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.90%, 7/1/16	2,673,350	2,724,105
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 12/25/34	2,855,966	2,844,693
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	411,937	404,179
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	921,111	923,061
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	2,729,436	2,806,535
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.89%, 7/1/16	1,385,797	1,409,953
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.88%, 7/1/16	2,231,133	2,261,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.90%, 7/1/16	1,909,663	1,930,927
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 0.75%, 7/25/16	2,781,826	2,574,262
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.81%, 7/1/16	265,409	260,626
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.94%, 7/1/16	2,152,677	2,160,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 7/1/16	1,773,983	1,770,228
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	822,718	830,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,532,139	1,559,870
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	498,610	509,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	409,142	415,819
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	560,707	576,394
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	420,630	436,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.30%, 7/1/16	318,090	311,865
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,231,823	1,292,617
		120,768,883
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2684, Class FP, VRN, 0.94%, 7/15/16	34,183	34,195
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	159,807	174,477
FHLMC, Series 3397, Class GF, VRN, 0.94%, 7/15/16	2,708,814	2,720,102
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	220	235
FNMA, Series 2006-43, Class FM, VRN, 0.75%, 7/25/16	313,746	312,451

FNMA, Series 2007-36, Class FB, VRN, 0.85%, 7/25/16	264,373	264,481
FNMA, Series 2014-M5, Class FA, VRN, 0.81%, 7/1/16	559,521	559,217
		4,065,158
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $125,337,663)		124,834,041
ASSET-BACKED SECURITIES(4) — 4.5%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(2)	8,138,660	8,047,760
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	5,500,000	5,551,463
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	8,188,000	8,232,700
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.80%, 7/15/16	5,525,000	5,529,054
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.94%, 7/15/16(2)	6,000,000	6,003,253
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.69%, 7/15/16	5,825,000	5,810,723
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.88%, 7/7/16(2)	4,176,258	4,161,044
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.35%, 7/22/16(2)	4,975,000	4,976,822
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	875,717	874,731
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(2)	5,774,807	5,766,567
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	7,084,580	7,095,167
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	6,025,000	6,026,253
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.00%, 7/11/16(2)	1,280,042	1,279,166
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.85%, 7/11/16(2)	2,314,858	2,308,974
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.55%, 7/11/16(2)	5,500,000	5,510,983
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	1,125,914	1,128,000
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	4,009,893	3,950,134
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(2)	3,347,044	3,298,752
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.65%, 7/17/16(2)	4,989,921	4,958,886
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	3,344,509	3,294,022
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	3,858,047	3,858,182
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	2,773,945	2,782,385
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	4,965,610	4,956,161
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	3,005,896	3,014,952
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	8,492,277	8,692,779
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.77%, 7/15/16	4,494,547	4,495,770
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	2,827,746	2,826,462
TOTAL ASSET-BACKED SECURITIES (Cost $124,269,588)		124,431,145
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.7%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	920,000	984,400
Chile Government International Bond, 3.625%, 10/30/42	500,000	510,000
		1,494,400
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	2,770,000	2,984,675
Colombia Government International Bond, 6.125%, 1/18/41	820,000	955,300
		3,939,975
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23	1,300,000	1,638,000
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	1,450,000	1,622,912
Mexico Government International Bond, 4.00%, 10/2/23	3,880,000	4,185,550
Mexico Government International Bond, 6.05%, 1/11/40	270,000	341,213
Mexico Government International Bond, MTN, 4.75%, 3/8/44	90,000	97,200
		6,246,875
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,851,500

Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		730,000	987,325
Peruvian Government International Bond, 5.625%, 11/18/50		1,240,000	1,543,800
			2,531,125
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		1,590,000	1,742,645
Philippine Government International Bond, 5.50%, 3/30/26		3,000,000	3,813,240
Philippine Government International Bond, 6.375%, 10/23/34		730,000	1,064,336
			6,620,221
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		450,000	506,209
Poland Government International Bond, 3.00%, 3/17/23		1,050,000	1,070,002
			1,576,211
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	12,000,000	13,250,211
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		$760,000	786,858
Turkey — 0.2%
Turkey Government International Bond, 3.25%, 3/23/23		2,070,000	2,010,519
Turkey Government International Bond, 4.25%, 4/14/26		1,300,000	1,323,726
Turkey Government International Bond, 4.875%, 4/16/43		2,720,000	2,664,172
			5,998,417
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27		820,000	877,400
Uruguay Government International Bond, 4.125%, 11/20/45		340,000	310,250
			1,187,650
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $45,172,176)			47,121,443
U.S. GOVERNMENT AGENCY SECURITIES — 1.7%
FNMA, 2.125%, 4/24/26		2,270,000	2,334,759
FNMA, 6.625%, 11/15/30		28,210,000	43,317,696
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $41,093,324)			45,652,455
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		1,230,000	1,803,721
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		280,000	396,379
Los Angeles Community College District GO, 6.75%, 8/1/49		1,330,000	2,122,427
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		370,000	490,879
Maryland State Transportation Authority Rev., 5.75%, 7/1/41		275,000	362,071
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		1,665,000	2,406,058
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		470,000	686,477
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		555,000	710,733
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40		450,000	705,978
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		730,000	1,112,630
New York City GO, 6.27%, 12/1/37		335,000	474,196
New York City Water & Sewer System, 5.95%, 6/15/42		325,000	465,826
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		390,000	471,799
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49		420,000	569,218
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		400,000	495,640
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		1,000,000	1,147,570
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		1,000,000	1,283,550
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36		375,000	495,510
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41		2,105,000	2,714,145
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43		750,000	855,630

San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	460,000	665,519
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,453,914
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,015,000	1,545,195
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,191,639
State of California GO, 7.55%, 4/1/39	700,000	1,110,550
State of California GO, 7.30%, 10/1/39	2,210,000	3,352,084
State of California GO, 7.60%, 11/1/40	345,000	559,618
State of Illinois GO, 5.10%, 6/1/33	1,443,000	1,389,811
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,118,676
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	200,000	274,106
University of California, 4.60%, 5/15/31	1,975,000	2,323,587
TOTAL MUNICIPAL SECURITIES (Cost $28,780,599)		34,755,136
TEMPORARY CASH INVESTMENTS(6) — 2.6%
Credit Agricole Corporate and Investment Bank, 0.31%, 7/1/16(7)	20,295,000	20,294,818
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.75%, 11/15/43 - 11/15/45, valued at $52,320,119), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $51,287,285)		51,287,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $71,582,000)		71,581,818
TOTAL INVESTMENT SECURITIES — 110.3% (Cost $2,948,168,735)		3,031,202,043
OTHER ASSETS AND LIABILITIES(8) — (10.3)%		(282,498,461)
TOTAL NET ASSETS — 100.0%		$2,748,703,582

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	7,380,291	USD	5,314,990	UBS AG	9/21/16	173,782
USD	5,300,150	CLP	3,700,565,069	UBS AG	9/21/16	(252,289)
USD	53,325,045	EUR	47,644,403	JPMorgan Chase Bank N.A.	9/21/16	301,961
USD	14,450,747	GBP	10,002,109	UBS AG	9/21/16	1,125,560
USD	5,515,502	JPY	560,297,242	JPMorgan Chase Bank N.A.	9/21/16	75,436
USD	37	NOK	305	JPMorgan Chase Bank N.A.	9/21/16	—
USD	5,320,980	NZD	7,855,932	UBS AG	9/21/16	(266,179)
USD	5,347,258	SGD	7,378,146	JPMorgan Chase Bank N.A.	9/21/16	(125,379)
						1,032,892

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
287	U.S. Treasury 5-Year Notes	September 2016	35,061,086	590,233

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
3	U.S. Treasury 10-Year Ultra Notes	September 2016	437,016	(14,030)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 26 Index	35,000,000	Sell	1.00	6/20/21	4.29	18,287	363,079

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	24,300,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(569,623)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,812,267.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $293,631,278, which represented 10.7% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $1,051,066.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	974,042,933	—
Corporate Bonds	—	835,617,459	—
U.S. Government Agency Mortgage-Backed Securities	—	646,473,996	—
Commercial Mortgage-Backed Securities	—	126,691,617	—
Collateralized Mortgage Obligations	—	124,834,041	—
Asset-Backed Securities	—	124,431,145	—
Sovereign Governments and Agencies	—	47,121,443	—
U.S. Government Agency Securities	—	45,652,455	—
Municipal Securities	—	34,755,136	—
Temporary Cash Investments	—	71,581,818	—
	—	3,031,202,043	—
Other Financial Instruments
Futures Contracts	590,233	—	—
Swap Agreements	—	363,079	—
Forward Foreign Currency Exchange Contracts	—	1,676,739	—
	590,233	2,039,818	—

Liabilities
Other Financial Instruments
Futures Contracts	14,030	—	—
Swap Agreements	—	569,623	—
Forward Foreign Currency Exchange Contracts	—	643,847	—
	14,030	1,213,470	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,948,707,599
Gross tax appreciation of investments	$94,770,089
Gross tax depreciation of investments	(12,275,645)
Net tax appreciation (depreciation) of investments	$82,494,444

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Prime Money Market Fund
June 30, 2016

Prime Money Market - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 47.2%
Barclays Bank PLC, 0.61%, 7/12/16 (LOC: Barclays Bank PLC)	15,000,000	14,997,250
Barclays Bank PLC, 0.74%, 8/23/16 (LOC: Barclays Bank PLC)	25,000,000	24,972,764
Bennington Stark Capital Co. LLC, 0.44%, 7/5/16 (LOC: Societe Generale SA)(2)	10,000,000	9,999,522
Bennington Stark Capital Co. LLC, 0.44%, 7/11/16 (LOC: Societe Generale SA)(2)	25,000,000	24,997,014
Bennington Stark Capital Co. LLC, 0.52%, 7/13/16 (LOC: Societe Generale SA)(2)	24,775,000	24,770,788
Chariot Funding LLC, 0.60%, 7/1/16 (LOC: JPMorgan Chase Bank N.A.)(2)	1,200,000	1,200,000
Chariot Funding LLC, 0.87%, 7/1/16 (LOC: JPMorgan Chase Bank N.A.)(2)	27,125,000	27,125,000
Chariot Funding LLC, 0.81%, 8/16/16 (LOC: JPMorgan Chase Bank N.A.)(2)	15,000,000	14,984,667
Charta LLC, 0.44%, 7/28/16 (LOC: Citibank N.A.)(2)	8,000,000	7,997,420
Charta LLC, 0.53%, 8/24/16 (LOC: Citibank N.A.)(2)	25,000,000	24,980,500
Charta LLC, 0.64%, 9/6/16 (LOC: Citibank N.A.)(2)	35,000,000	34,958,963
Chevron Corp., 0.76%, 11/8/16(2)	10,000,000	9,972,917
Coca-Cola Co., 0.70%, 10/12/16(2)	50,000,000	49,901,292
Concord Minutemen Capital Co. LLC, 0.43%, 7/6/16 (LOC: Credit Suisse AG and BNP Paribas)(2)	35,000,000	34,997,958
Concord Minutemen Capital Co. LLC, 0.48%, 7/13/16 (LOC: Credit Suisse AG and BNP Paribas)(2)	30,000,000	29,995,300
CRC Funding LLC, 0.58%, 8/17/16(2)	25,000,000	24,981,396
CRC Funding LLC, 0.61%, 8/26/16(2)	50,000,000	49,953,333
Crown Point Capital Co. LLC, 0.74%, 10/28/16 (LOC: Credit Suisse AG)(2)	20,000,000	20,000,000
Crown Point Capital Co. LLC, 0.76%, 2/6/17 (LOC: Credit Suisse AG)(2)	40,000,000	40,000,000
Jupiter Securitization Co. LLC, 0.81%, 8/2/16 (LOC: JPMorgan Chase Bank N.A.)(2)	25,000,000	24,982,222
Jupiter Securitization Co. LLC, 0.81%, 8/8/16 (LOC: JPMorgan Chase Bank N.A.)(2)	40,000,000	39,966,222
Liberty Funding LLC, 0.58%, 8/1/16 (LOC: Bank of Nova Scotia)(2)	20,000,000	19,990,183
Los Angeles County Metropolitan Transportation Authority, 0.48%, 7/18/16 (LOC: MUFG Union Bank NA)	8,000,000	8,000,000
Old Line Funding LLC, 0.79%, 8/10/16 (LOC: Royal Bank of Canada)(2)	25,000,000	24,978,333
Old Line Funding LLC, 0.89%, 12/13/16 (LOC: Royal Bank of Canada)(2)	35,000,000	34,860,438
Providence Health & Services, 0.41%, 7/13/16 (LOC: U.S. Bank N.A.)	20,000,000	20,000,000
Ridgefield Funding Co. LLC, 0.64%, 9/23/16 (LOC: BNP Paribas)(2)	25,000,000	25,000,000
Thunder Bay Funding LLC, 0.91%, 12/5/16 (LOC: Royal Bank of Canada)(2)	25,000,000	24,902,965
Thunder Bay Funding LLC, 0.90%, 12/19/16 (LOC: Royal Bank of Canada)(2)	20,000,000	19,916,400
Toyota Motor Credit Corp., 0.70%, 8/8/16	40,000,000	40,000,000
Toyota Motor Credit Corp., 0.71%, 9/28/16	40,000,000	40,000,000
University of North Carolina System, 0.45%, 7/7/16	2,500,000	2,499,980
TOTAL COMMERCIAL PAPER		795,882,827
CERTIFICATES OF DEPOSIT — 17.7%
Bank of Montreal, 0.70%, 9/1/16	25,000,000	25,000,000
Bank of Montreal, 0.98%, 10/11/16	15,000,000	15,000,000
Bank of Montreal, 0.86%, 12/7/16	20,000,000	20,000,000
Bank of Montreal, 0.95%, 3/23/17	20,000,000	20,000,000
Bank of Nova Scotia, 1.10%, 12/13/16	13,500,000	13,511,438
Bank of Nova Scotia, 0.97%, 3/14/17	25,000,000	25,000,000
Bank of Nova Scotia, 1.06%, 5/25/17	30,000,000	30,000,000
Toronto-Dominion Bank (The), 0.79%, 7/15/16	10,000,000	10,000,000
Toronto-Dominion Bank (The), 1.12%, 9/9/16	10,000,000	10,004,348
Toronto-Dominion Bank (The), 0.88%, 10/17/16	25,000,000	25,000,000
Toronto-Dominion Bank (The), 2.375%, 10/19/16	10,000,000	10,048,198
Toronto-Dominion Bank (The), 0.98%, 4/6/17	10,000,000	10,000,000
Wells Fargo Bank N.A., 0.80%, 7/6/16	35,000,000	35,000,000

Wells Fargo Bank N.A., 0.80%, 8/8/16	50,000,000	50,000,000
TOTAL CERTIFICATES OF DEPOSIT		298,563,984
MUNICIPAL SECURITIES — 13.9%
ABAG Finance Authority for Nonprofit Corps. Rev., (Public Policy Institute of California), VRDN, 0.55%, 7/7/16 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Broward County Rev., (Embraer Aircraft Holding, Inc.), VRDN, 0.44%, 7/6/16 (LOC: Citibank N.A.)	5,500,000	5,500,000
California Health Facilities Financing Authority Rev., (Social Model Recovery Systems, Inc.), VRDN, 0.51%, 7/7/16 (LOC: Preferred Bank and FHLB)	4,705,000	4,705,000
California Infrastructure & Economic Development Bank Rev., (Hillview Mental Health Center, Inc.), VRDN, 1.96%, 7/7/16 (LOC: Comerica Bank)	15,000	15,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.61%, 7/7/16 (LOC: Bank of the West)	6,615,000	6,615,000
Colorado Housing & Finance Authority Rev., (Organizers UnLtd./M&P Enterprises Obligated Group), VRDN, 0.51%, 7/7/16 (LOC: Colorado Business Bank and FHLB)	215,000	215,000
Columbus Development Authority Rev., (Columbus Economic Development Corp.), VRDN, 0.50%, 7/7/16 (LOC: Wells Fargo Bank N.A.)	1,990,000	1,990,000
Hesperia Public Financing Authority Rev., VRDN, 0.60%, 7/6/16 (LOC: Bank of the West)	4,420,000	4,420,000
Idaho Housing & Finance Association Rev., (Traditions at Boise LLC), VRDN, 0.55%, 7/6/16 (LOC: FHLMC)	735,000	735,000
Johnson City Health & Educational Facilities Board Rev., (Mountain States Health Alliance Obligated Group), VRDN, 0.45%, 7/6/16 (LOC: U.S. Bank N.A.)	22,150,000	22,150,000
Kansas City Rev., VRDN, 0.45%, 7/6/16 (LOC: JPMorgan Chase Bank N.A.)	5,275,000	5,275,000
Kansas City Rev., VRDN, 0.45%, 7/6/16 (LOC: JPMorgan Chase Bank N.A.)	3,475,000	3,475,000
Kansas City Rev., VRDN, 0.46%, 7/6/16 (LOC: U.S. Bank N.A.)	4,100,000	4,100,000
Lansing Economic Development Corp. Rev., (Phoenix Development Partners II LLC), VRDN, 0.46%, 7/7/16 (LOC: FHLB)	16,805,000	16,805,000
Lee County Housing Finance Authority Rev., (University Club Partners Ltd.), VRDN, 0.50%, 7/7/16 (LOC: FNMA)	285,000	285,000
Maine State Housing Authority Rev., VRDN, 0.44%, 7/7/16 (SBBPA: Bank of New York Mellon)	30,000,000	30,000,000
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), VRDN, 0.46%, 7/6/16 (LOC: TD Bank N.A.)	400,000	400,000
Nassau Health Care Corp. Rev., VRDN, 0.45%, 7/6/16 (LOC: JPMorgan Chase Bank N.A.)	4,630,000	4,630,000
Nevada Housing Division Rev., (Oakmont at Fort Apache Road LLC), VRDN, 0.63%, 7/6/16 (LOC: Exchange Bank and FHLB)	6,400,000	6,400,000
Northstar Student Loan Trust II Rev., VRDN, 0.43%, 7/7/16 (LOC: Royal Bank of Canada)	22,503,000	22,503,000
Oklahoma University Hospital Rev., VRDN, 0.45%, 7/6/16 (LOC: Bank of America N.A.)	5,235,000	5,235,000
Osceola County Housing Finance Authority Rev., VRDN, 0.46%, 7/6/16 (LOC: FNMA)	680,000	680,000
Pasadena Public Financing Authority Rev., VRDN, 0.42%, 7/7/16 (SBBPA: Bank of the West)	7,315,000	7,315,000
Philadelphia, 0.70%, 8/4/16 (LOC: Wells Fargo Bank N.A.)	7,000,000	7,000,000
Salinas COP, VRDN, 0.55%, 7/7/16 (LOC: Rabobank Nederland)	4,540,000	4,540,000
South Dakota Housing Development Authority Rev., VRDN, 0.46%, 7/7/16 (SBBPA: South Dakota Housing Development Authority)	30,000,000	30,000,000
St. Paul's Episcopal Church Rev., VRDN, 0.45%, 7/6/16 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Co.), VRDN, 0.67%, 7/6/16 (LOC: Wells Fargo Bank N.A.)	435,000	435,000
Traer Creek Metropolitan District Rev., VRDN, 0.46%, 7/6/16 (LOC: BNP Paribas)	9,473,000	9,473,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, 0.42%, 7/6/16 (LOC: East West Bank and FHLB)	13,560,000	13,560,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, 0.42%, 7/7/16 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., (Merrill Gardens at Renton Centre LLC), VRDN, 0.50%, 7/7/16 (LIQ FAC: FNMA)	290,000	290,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 0.50%, 7/7/16 (LIQ FAC: FNMA)	195,000	195,000
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 0.55%, 7/6/16 (LIQ FAC: FHLMC)	665,000	665,000
West Covina Public Financing Authority Tax Allocation, VRDN, 0.50%, 7/7/16 (LOC: Wells Fargo Bank N.A.)	1,685,000	1,685,000
Winnebago County Rev., (Dale E & Barbara A Falconer), VRDN, 0.54%, 7/7/16 (LOC: Alpine Bank & Trust Co. and FHLB)	1,250,000	1,250,000
TOTAL MUNICIPAL SECURITIES		233,801,000
CORPORATE BONDS — 11.2%
2880 Stevens Creek LLC, VRDN, 0.55%, 7/6/16 (LOC: Bank of the West)	10,250,000	10,250,000

CHS Properties, Inc., VRDN, 0.48%, 7/7/16 (LOC: Wells Fargo Bank N.A.)	1,597,000	1,597,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.43%, 7/7/16 (LOC: FHLB)	24,335,000	24,335,000
D&I Properties LLC, VRDN, 0.47%, 7/6/16 (LOC: Wells Fargo Bank N.A.)	3,550,000	3,550,000
DCC Development Corp., VRDN, 0.46%, 7/7/16 (LOC: FHLB)	3,600,000	3,600,000
East Grand Office Park LP, VRDN, 0.44%, 7/7/16 (LOC: FHLB)	4,440,000	4,440,000
Esplanade Theatres LLC, VRDN, 0.48%, 7/7/16 (LOC: FHLB)	2,475,000	2,475,000
First Baptist Church of Opelika AL, VRDN, 0.44%, 7/7/16 (LOC: FHLB)	4,200,000	4,200,000
Flatley Hospitality LLC, VRDN, 0.46%, 7/7/16 (LOC: FHLB)	555,000	555,000
GFRE Holdings LLC, VRDN, 0.46%, 7/7/16 (LOC: FHLB)	1,145,000	1,145,000
HHH Investment Co. LLC, VRDN, 0.55%, 7/6/16 (LOC: Bank of the West)	14,890,000	14,890,000
Jungs Station Associates LP, VRDN, 0.49%, 7/7/16 (LOC: Wells Fargo Bank N.A.)	3,200,000	3,200,000
Labcon North America, VRDN, 0.49%, 7/6/16 (LOC: Bank of the West )	2,750,000	2,750,000
Lakeport Group LLC, VRDN, 0.47%, 7/6/16 (LOC: MUFG Union Bank NA)	3,510,000	3,510,000
Manse on Marsh LP, VRDN, 0.43%, 7/7/16 (LOC: FHLB)	10,065,000	10,065,000
Ness Family Partners LP, VRDN, 0.49%, 7/6/16 (LOC: Bank of the West)	6,510,000	6,510,000
Norlan Partners LP, VRDN, 0.69%, 7/7/16 (LOC: FHLB)(2)	2,335,000	2,335,000
Northcreek Church, VRDN, 0.60%, 7/7/16 (LOC: FHLB)	7,630,000	7,630,000
Partisan Property, Inc., Series 2014, VRDN, 0.47%, 7/6/16 (LOC: Wells Fargo Bank N.A.)	7,285,000	7,285,000
Provence LLC, VRDN, 0.69%, 7/7/16 (LOC: FHLB)(2)	3,425,000	3,425,000
Providence Health & Services Obligated Group, VRDN, 0.50%, 7/7/16 (LOC: U.S. Bank N.A.)	5,840,000	5,840,000
Relay Relay LLC, VRDN, 0.43%, 7/7/16 (LOC: FHLB)	8,235,000	8,235,000
Salvation Army, VRDN, 0.42%, 7/7/16 (LOC: Bank of New York Mellon)	25,000,000	25,000,000
Sidal Realty Co. LP, VRDN, 0.80%, 7/7/16 (LOC: Wells Fargo Bank N.A.)	4,565,000	4,565,000
World Wildlife Fund, Inc., VRDN, 0.46%, 7/7/16 (LOC: JPMorgan Chase Bank N.A.)	27,880,000	27,880,000
TOTAL CORPORATE BONDS		189,267,000
U.S. TREASURY SECURITIES(1) — 10.2%
U.S. Treasury Bills, 0.36%, 12/29/16	34,000,000	33,940,169
U.S. Treasury Bills, 0.57%, 6/22/17	17,782,500	17,684,025
U.S. Treasury Notes, VRN, 0.31%, 7/6/16	3,600,000	3,599,823
U.S. Treasury Notes, VRN, 0.33%, 7/6/16	45,000,000	45,001,681
U.S. Treasury Notes, VRN, 0.34%, 7/6/16	19,500,000	19,495,939
U.S. Treasury Notes, VRN, 0.43%, 7/6/16	10,000,000	10,000,000
U.S. Treasury Notes, 0.625%, 8/15/16	7,500,000	7,501,009
U.S. Treasury Notes, 0.875%, 11/30/16	25,000,000	25,048,469
U.S. Treasury Notes, 0.75%, 1/15/17	10,000,000	10,011,479
TOTAL U.S. TREASURY SECURITIES		172,282,594
TEMPORARY CASH INVESTMENTS†
State Street Institutional U.S. Government Money Market Fund, Premier Class	747,707	747,707
TOTAL INVESTMENT SECURITIES — 100.2%		1,690,545,112
OTHER ASSETS AND LIABILITIES — (0.2)%		(3,181,244)
TOTAL NET ASSETS — 100.0%		$1,687,363,868

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $651,172,833, which represented 38.6% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Commercial Paper	—	795,882,827	—
Certificates of Deposit	—	298,563,984	—
Municipal Securities	—	233,801,000	—
Corporate Bonds	—	189,267,000	—
U.S. Treasury Securities	—	172,282,594	—
Temporary Cash Investments	747,707	—	—
	747,707	1,689,797,405	—

3. Federal Tax Information

As of June 30, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,690,545,112

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2016

Short Duration - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 47.1%
Aerospace and Defense — 0.2%
L-3 Communications Corp., 3.95%, 11/15/16	600,000	606,321
Auto Components — 0.3%
Schaeffler Finance BV, 4.25%, 5/15/21(1)	1,000,000	1,018,750
Automobiles — 2.1%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)	1,000,000	1,013,148
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	500,000	506,875
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	1,000,000	1,009,131
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	1,010,319
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	800,000	823,815
General Motors Co., 3.50%, 10/2/18	990,000	1,019,828
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,080,000	1,102,882
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000,000	1,022,178
		7,508,176
Banks — 9.8%
Akbank TAS, 3.875%, 10/24/17	1,000,000	1,022,048
Banco do Brasil SA, 3.875%, 1/23/17	1,000,000	1,009,700
Bank of America Corp., 5.75%, 8/15/16	1,500,000	1,507,167
Bank of America Corp., 5.75%, 12/1/17	1,500,000	1,588,201
Bank of America N.A., 5.30%, 3/15/17	3,000,000	3,080,637
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,000,000	1,009,651
Barclays Bank plc, 5.00%, 9/22/16	1,000,000	1,008,508
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,047,958
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	2,000,000	2,050,000
Capital One N.A., 1.65%, 2/5/18	2,500,000	2,503,027
Capital One N.A., 2.35%, 8/17/18	1,000,000	1,014,723
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	1,080,000	1,101,020
Citigroup, Inc., 1.85%, 11/24/17	3,000,000	3,017,604
Credit Suisse AG, 1.75%, 1/29/18	1,000,000	1,001,062
Fifth Third Bank, 2.30%, 3/15/19	1,000,000	1,020,068
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,273,594
Grupo Aval Ltd., 5.25%, 2/1/17	1,000,000	1,018,000
HBOS plc, MTN, 6.75%, 5/21/18(1)	1,300,000	1,397,634
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	1,000,000	1,041,976
Intesa Sanpaolo SpA, 2.375%, 1/13/17	500,000	501,936
Itau CorpBanca, 3.125%, 1/15/18	1,000,000	1,015,962
JPMorgan Chase & Co., 6.00%, 1/15/18	1,500,000	1,605,366
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	600,000	615,887
Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	1,000,000	1,000,355
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,451,103
		34,903,187
Biotechnology — 1.1%
AbbVie, Inc., 1.75%, 11/6/17	1,000,000	1,006,250
AbbVie, Inc., 1.80%, 5/14/18	1,000,000	1,007,512
Celgene Corp., 2.125%, 8/15/18	2,000,000	2,030,938
		4,044,700
Capital Markets — 1.4%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	3,802,000	4,040,176

DBS Bank Ltd., VRN, 3.625%, 9/21/17	1,000,000	1,022,848
		5,063,024
Chemicals — 0.4%
Ecolab, Inc., 2.00%, 1/14/19	1,000,000	1,013,668
Hexion, Inc., 8.875%, 2/1/18	450,000	392,625
		1,406,293
Commercial Services and Supplies — 0.6%
Republic Services, Inc., 3.80%, 5/15/18	1,000,000	1,046,779
Waste Management, Inc., 2.60%, 9/1/16	1,000,000	1,002,319
		2,049,098
Communications Equipment — 0.4%
Cisco Systems, Inc., 1.60%, 2/28/19	1,000,000	1,015,445
CommScope, Inc., 4.375%, 6/15/20(1)	500,000	516,250
		1,531,695
Consumer Finance — 2.3%
American Express Centurion Bank, 5.95%, 6/12/17	1,000,000	1,044,149
CIT Group, Inc., 5.00%, 5/15/17	600,000	610,500
CIT Group, Inc., 4.25%, 8/15/17	1,800,000	1,837,800
Discover Bank/Greenwood DE, 2.60%, 11/13/18	1,000,000	1,015,600
PNC Bank N.A., 1.80%, 11/5/18	1,000,000	1,012,459
PNC Bank N.A., 1.95%, 3/4/19	1,000,000	1,015,432
Synchrony Financial, 2.60%, 1/15/19	1,525,000	1,542,094
		8,078,034
Diversified Financial Services — 2.5%
Ally Financial, Inc., 2.75%, 1/30/17	1,000,000	1,008,919
BNP Paribas SA, MTN, 2.70%, 8/20/18	1,000,000	1,024,699
Denali International LLC / Denali Finance Corp., 5.625%, 10/15/20(1)	250,000	262,875
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	1,000,000	1,026,677
Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	2,000,000	2,022,474
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500,000	503,400
Morgan Stanley, 2.125%, 4/25/18	1,000,000	1,010,912
Morgan Stanley, MTN, 5.95%, 12/28/17	2,000,000	2,127,560
		8,987,516
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 2.40%, 3/15/17	1,500,000	1,512,943
AT&T, Inc., 2.30%, 3/11/19	500,000	511,064
CenturyLink, Inc., 6.00%, 4/1/17	500,000	514,375
Frontier Communications Corp., 8.25%, 4/15/17	1,000,000	1,038,750
Frontier Communications Corp., 8.875%, 9/15/20	500,000	535,625
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	525,676
		4,638,433
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	500,533
Food and Staples Retailing — 1.7%
CVS Health Corp., 1.20%, 12/5/16	500,000	500,846
CVS Health Corp., 1.90%, 7/20/18	2,000,000	2,030,954
Dollar General Corp., 4.125%, 7/15/17	200,000	205,684
Kroger Co. (The), 2.00%, 1/15/19	1,000,000	1,016,900
Safeway, Inc., 3.40%, 12/1/16	200,000	200,000
Sysco Corp., 1.90%, 4/1/19	2,000,000	2,025,398
		5,979,782
Food Products — 0.9%
Kraft Heinz Foods Co., 2.00%, 7/2/18(1)	2,000,000	2,028,308

Tyson Foods, Inc., 2.65%, 8/15/19	1,000,000	1,028,090
		3,056,398
Gas Utilities — 1.1%
Energy Transfer Partners LP, 2.50%, 6/15/18	1,050,000	1,045,645
Enterprise Products Operating LLC, 1.65%, 5/7/18	1,000,000	1,002,826
Magellan Midstream Partners LP, 6.55%, 7/15/19	800,000	904,015
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	500,000	511,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 2/1/21	480,000	490,800
		3,954,536
Health Care Equipment and Supplies — 1.2%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	821,100
St. Jude Medical, Inc., 2.00%, 9/15/18	1,250,000	1,264,957
Stryker Corp., 2.00%, 3/8/19	2,000,000	2,034,416
		4,120,473
Health Care Providers and Services — 1.4%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	236,000	240,425
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	855,000	897,750
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,556,250
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	657,200
UnitedHealth Group, Inc., 1.45%, 7/17/17	1,000,000	1,005,157
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	519,375
		4,876,157
Hotels, Restaurants and Leisure — 0.5%
International Game Technology, 7.50%, 6/15/19	1,000,000	1,112,500
McDonald's Corp., MTN, 2.10%, 12/7/18	500,000	511,988
		1,624,488
Household Durables — 1.3%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,274,625
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,022,500
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	706,520
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	990,000	999,900
Whirlpool Corp., 1.35%, 3/1/17	500,000	500,924
		4,504,469
Household Products — 0.4%
Spectrum Brands, Inc., 6.375%, 11/15/20	1,250,000	1,307,813
Insurance — 1.8%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19	500,000	505,000
American International Group, Inc., MTN, 5.85%, 1/16/18	1,000,000	1,066,734
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	1,000,000	1,016,738
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	400,000	405,092
Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17	410,000	421,743
International Lease Finance Corp., 3.875%, 4/15/18	1,000,000	1,020,820
MetLife, Inc., 1.90%, 12/15/17	1,000,000	1,009,097
Travelers Cos., Inc. (The), 5.80%, 5/15/18	1,000,000	1,084,968
		6,530,192
IT Services — 0.7%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	1,500,000	1,498,581
Fidelity National Information Services, Inc., 2.85%, 10/15/18	1,000,000	1,026,852
		2,525,433
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	600,000	600,535
Machinery — 0.6%
Fortive Corp., 1.80%, 6/15/19(1)	2,000,000	2,014,268

Marine — 0.3%
DP World Sukuk Ltd., 6.25%, 7/2/17	1,080,000	1,127,875
Media — 1.2%
TEGNA, Inc., 5.125%, 7/15/20	500,000	516,875
Time Warner Cable, Inc., 5.85%, 5/1/17	1,250,000	1,294,240
Time Warner Cable, Inc., 6.75%, 7/1/18	500,000	548,783
Viacom, Inc., 3.50%, 4/1/17	1,000,000	1,014,408
Walt Disney Co. (The), 1.65%, 1/8/19	1,000,000	1,019,768
		4,394,074
Metals and Mining — 0.4%
Steel Dynamics, Inc., 6.125%, 8/15/19	1,000,000	1,035,625
Steel Dynamics, Inc., 6.375%, 8/15/22	340,000	358,700
		1,394,325
Multi-Utilities — 0.9%
Dominion Resources, Inc., VRN, 3.46%, 9/30/16	500,000	416,250
DPL, Inc., 6.50%, 10/15/16	77,000	77,048
Duke Energy Corp., 1.625%, 8/15/17	1,000,000	1,005,341
IPALCO Enterprises, Inc., 5.00%, 5/1/18	970,000	1,018,500
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	500,000	478,750
NRG Energy, Inc., 7.625%, 1/15/18	198,000	213,840
		3,209,729
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	800,000	816,559
Oil, Gas and Consumable Fuels — 2.5%
Apache Corp., 6.90%, 9/15/18	500,000	547,927
BP Capital Markets plc, 2.24%, 9/26/18	1,000,000	1,021,376
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	1,000,000	1,002,285
Concho Resources, Inc., 7.00%, 1/15/21	1,000,000	1,032,500
Concho Resources, Inc., 6.50%, 1/15/22	400,000	411,500
Exxon Mobil Corp., 1.44%, 3/1/18	2,000,000	2,018,188
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.125%, 6/15/19	650,000	659,750
Sabine Pass LNG LP, 7.50%, 11/30/16	1,000,000	1,019,625
Shell International Finance BV, 1.625%, 11/10/18	1,000,000	1,010,492
		8,723,643
Pharmaceuticals — 1.9%
Actavis Funding SCS, 2.35%, 3/12/18	2,200,000	2,230,903
Baxalta, Inc., 2.00%, 6/22/18	1,500,000	1,501,484
Mylan NV, 2.50%, 6/7/19(1)	1,000,000	1,013,989
Mylan, Inc., 1.35%, 11/29/16	690,000	689,309
Perrigo Co. plc, 1.30%, 11/8/16	1,500,000	1,498,551
		6,934,236
Real Estate Investment Trusts (REITs) — 0.5%
HCP, Inc., 6.00%, 1/30/17	900,000	923,700
Hospitality Properties Trust, 5.625%, 3/15/17	1,000,000	1,025,080
		1,948,780
Road and Rail — 0.3%
CSX Corp., 5.60%, 5/1/17	1,000,000	1,036,833
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	259,000	259,393
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,022,500
		1,281,893
Software — 0.3%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	1,000,000	1,050,000

Specialty Retail — 0.4%
Hertz Corp. (The), 4.25%, 4/1/18	390,000	395,850
Hertz Corp. (The), 6.75%, 4/15/19	1,160,000	1,184,449
		1,580,299
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc., 0.90%, 5/12/17	1,000,000	1,001,980
Apple, Inc., 1.30%, 2/23/18	2,000,000	2,014,078
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(1)	1,200,000	1,230,138
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	1,000,000	1,025,780
Hewlett Packard Enterprise Co., 2.45%, 10/5/17(1)	2,000,000	2,026,542
		7,298,518
Tobacco — 0.3%
Reynolds American, Inc., 2.30%, 6/12/18	1,000,000	1,016,662
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 2.375%, 9/8/16	1,000,000	1,003,064
Sprint Communications, Inc., 6.00%, 12/1/16	1,500,000	1,513,125
T-Mobile USA, Inc., 6.46%, 4/28/19	1,500,000	1,530,000
		4,046,189
TOTAL CORPORATE BONDS (Cost $166,268,700)		167,289,919
U.S. TREASURY SECURITIES — 22.0%
U.S. Treasury Notes, 0.75%, 10/31/17(2)	1,600,000	1,604,282
U.S. Treasury Notes, 0.875%, 1/31/18	5,000,000	5,024,025
U.S. Treasury Notes, 1.00%, 2/15/18	9,000,000	9,061,344
U.S. Treasury Notes, 1.00%, 3/15/18	11,800,000	11,883,662
U.S. Treasury Notes, 1.00%, 5/31/18	18,000,000	18,144,144
U.S. Treasury Notes, 1.375%, 7/31/18	11,500,000	11,683,057
U.S. Treasury Notes, 1.25%, 10/31/18	6,000,000	6,084,612
U.S. Treasury Notes, 1.375%, 11/30/18	7,400,000	7,530,225
U.S. Treasury Notes, 1.50%, 2/28/19	7,000,000	7,151,620
TOTAL U.S. TREASURY SECURITIES (Cost $77,801,588)		78,166,971
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 12.2%
Private Sponsor Collateralized Mortgage Obligations — 10.7%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	499,887	504,054
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.90%, 7/1/16	459,787	456,787
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	153,000	157,766
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.00%, 7/1/16	245,838	245,041
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 7/1/16	739,692	724,047
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	758,564	787,736
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.63%, 7/1/16	716,357	691,597
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.32%, 7/1/16	908,420	894,019
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.82%, 7/1/16	553,705	542,286
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 7/1/16	736,529	730,591
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	235,928	241,386
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	166,561	167,830
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	6,095	5,726
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 7/1/16	23,661	23,040
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.78%, 7/1/16	454,600	438,134
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.73%, 7/1/16	862,941	759,522
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 7/1/16	245,948	244,881
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.78%, 7/1/16	216,358	214,371
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.88%, 7/1/16	1,435,500	1,444,726

JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 7/1/16	608,825	580,263
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 7/1/16(1)	765,102	793,293
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.92%, 7/1/16	843,187	859,815
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 7/1/16	722,145	706,469
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.68%, 7/1/16	343,438	338,624
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.70%, 7/1/16	281,682	280,027
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 7/1/16	571,468	578,783
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 7/1/16	588,093	574,497
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.59%, 7/1/16	908,867	893,999
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.84%, 7/1/16	1,025,724	1,033,215
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.05%, 7/1/16	573,313	573,975
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.90%, 7/1/16	402,008	409,640
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 7/1/16	664,661	662,038
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	671,715	663,612
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.89%, 7/1/16	415,739	422,986
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.88%, 7/1/16	531,415	548,098
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.88%, 7/1/16	608,491	616,716
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 0.75%, 7/25/16	927,275	858,087
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.81%, 7/1/16	30,080	29,538
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.94%, 7/1/16	603,422	605,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 2.95%, 7/1/16	1,260,000	1,208,698
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 2.95%, 7/1/16	1,112,869	1,122,655
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.99%, 7/1/16	628,285	628,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	184,289	186,012
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	471,035	474,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	439,632	442,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 2.98%, 7/1/16	784,840	739,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.96%, 7/1/16	940,987	856,083
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.99%, 7/1/16	301,306	289,242
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.99%, 7/1/16	773,823	758,748
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 3.05%, 7/1/16	313,928	303,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.05%, 7/1/16	919,033	887,455
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.81%, 7/1/16	282,887	266,740
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.75%, 7/1/16	191,848	178,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 7/1/16	149,725	138,448
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.76%, 7/1/16	1,098,429	1,015,660
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.64%, 7/1/16	1,360,267	1,275,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.86%, 7/1/16	571,831	561,948
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 3.03%, 7/1/16	487,627	478,616
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 7/1/16	1,102,179	1,038,291
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	346,642	344,539
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	1,106,900	1,100,183
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	249,113	250,626
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	629,450	639,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	89,001	91,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	253,909	252,108
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	273,136	283,291
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	626,320	625,382
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	104,836	110,010
		37,851,530
U.S. Government Agency Collateralized Mortgage Obligations — 1.5%
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	172,651	178,595
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	210,523	214,035

FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	118,284	120,895
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	668,234	684,541
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	149,345	152,708
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	353,814	361,774
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	408,847	419,092
FNMA, Series 2006-60, Class KF, VRN, 0.75%, 7/25/16	1,148,903	1,145,479
FNMA, Series 2009-33, Class FB, VRN, 1.27%, 7/25/16	1,412,761	1,435,853
FNMA, Series 2009-87, Class HF, VRN, 1.30%, 7/25/16	565,891	575,601
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	159,885	162,792
		5,451,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,183,282)		43,302,895
ASSET-BACKED SECURITIES(3) — 9.2%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(1)	1,928,592	1,907,052
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	1,500,000	1,514,035
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	1,900,000	1,910,372
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	750,000	751,332
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450,000	461,261
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	688,173
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.69%, 7/15/16	1,000,000	997,549
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.88%, 7/7/16(1)	823,058	820,060
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.35%, 7/22/16(1)	750,000	750,275
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	180,703	180,500
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	1,002,320	1,003,818
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	900,000	900,187
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.00%, 7/11/16(1)	287,650	287,453
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 1.20%, 7/11/16(1)	1,000,000	996,867
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.59%, 7/11/16(1)	1,000,000	997,397
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.55%, 7/11/16(1)	775,000	776,548
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	1,005,280	1,007,143
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	717,560	706,866
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	506,513	496,947
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.60%, 7/17/16(1)	1,426,543	1,421,232
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(1)	2,931,717	2,889,418
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.65%, 7/17/16(1)	1,995,969	1,983,554
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	763,035	768,278
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	995,079	988,057
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	1,815,591	1,819,119
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,175,040	1,175,081
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	1,128,142	1,119,663
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	400,516	401,735
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	745,213	743,795
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	805,580	808,007
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	1,228,578	1,257,585
TOTAL ASSET-BACKED SECURITIES (Cost $32,454,056)		32,529,359
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, VRN, 1.54%, 7/15/16(1)	1,625,000	1,596,817
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.39%, 7/15/16(1)	2,775,000	2,720,597
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 7/15/16(1)	1,675,000	1,647,095
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	925,000	962,653
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	1,000,000	1,039,443
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	650,000	670,650

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.34%, 7/15/16(1)	1,650,000	1,638,023
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.39%, 7/15/16(1)	1,500,000	1,464,587
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/16(1)	1,000,000	1,012,150
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,872,929)		12,752,015
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 3.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.1%
FHLMC, VRN, 1.78%, 7/15/16	215,494	219,408
FHLMC, VRN, 1.84%, 7/15/16	486,926	496,481
FHLMC, VRN, 1.92%, 7/15/16	349,623	355,975
FHLMC, VRN, 1.97%, 7/15/16	266,762	275,420
FHLMC, VRN, 2.06%, 7/15/16	892,895	919,527
FHLMC, VRN, 2.31%, 7/15/16	584,738	602,357
FHLMC, VRN, 2.63%, 7/15/16	365,000	385,863
FHLMC, VRN, 2.64%, 7/15/16	596,028	614,931
FHLMC, VRN, 2.67%, 7/15/16	170,870	181,229
FHLMC, VRN, 2.67%, 7/15/16	800,238	847,639
FHLMC, VRN, 2.90%, 7/15/16	84,358	89,268
FHLMC, VRN, 3.01%, 7/15/16	239,579	251,981
FHLMC, VRN, 3.21%, 7/15/16	192,365	202,774
FHLMC, VRN, 3.77%, 7/15/16	671,092	705,204
FHLMC, VRN, 4.06%, 7/15/16	202,428	213,650
FHLMC, VRN, 4.23%, 7/15/16	383,800	407,327
FHLMC, VRN, 4.75%, 7/15/16	190,511	199,896
FHLMC, VRN, 5.15%, 7/15/16	143,601	149,717
FNMA, VRN, 2.39%, 7/25/16	447,152	466,862
FNMA, VRN, 2.44%, 7/25/16	511,828	533,285
FNMA, VRN, 2.44%, 7/25/16	572,203	595,159
FNMA, VRN, 2.44%, 7/25/16	205,974	214,610
FNMA, VRN, 2.51%, 7/25/16	92,656	97,600
FNMA, VRN, 2.57%, 7/25/16	123,420	129,845
FNMA, VRN, 2.61%, 7/25/16	11,333	11,950
FNMA, VRN, 3.02%, 7/25/16	682,175	711,778
FNMA, VRN, 3.35%, 7/25/16	719,020	757,757
FNMA, VRN, 4.79%, 7/25/16	233,212	247,722
		10,885,215
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	2,438	2,732
FNMA, 5.00%, 7/1/20	22,565	23,841
FNMA, 5.50%, 7/1/36	3,161	3,552
		30,125
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $10,836,713)		10,915,340
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, 6.25%, 4/22/19(1) (Cost $1,000,000)	1,000,000	1,045,000
TEMPORARY CASH INVESTMENTS — 5.1%
Credit Agricole Corporate and Investment Bank, 0.32%, 7/1/16(4)	5,122,000	5,121,954
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $13,208,000), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $12,943,072)		12,943,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,680	1,680
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,066,680)		18,066,634
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $362,483,948)		364,068,133
OTHER ASSETS AND LIABILITIES — (2.6)%		(9,055,823)
TOTAL NET ASSETS — 100.0%		$355,012,310

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	980,406	USD	706,049	UBS AG	9/21/16	23,085
USD	704,078	CLP	491,587,353	UBS AG	9/21/16	(33,514)
USD	715,522	JPY	72,686,977	JPMorgan Chase Bank N.A.	9/21/16	9,786
USD	706,845	NZD	1,043,591	UBS AG	9/21/16	(35,360)
USD	710,336	SGD	980,122	JPMorgan Chase Bank N.A.	9/21/16	(16,655)
						(52,658)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
294	U.S. Treasury 2-Year Notes	September 2016	64,482,469	412,839

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
32	U.S. Treasury 5-Year Notes	September 2016	3,909,250	(63,322)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 25 Index	4,000,000	Sell	1.00	12/20/20	0.84	15,843	29,032

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NZD	-	New Zealand Dollar
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $66,628,677, which represented 18.8% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $292,945.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	167,289,919	—
U.S. Treasury Securities	—	78,166,971	—
Collateralized Mortgage Obligations	—	43,302,895	—
Asset-Backed Securities	—	32,529,359	—
Commercial Mortgage-Backed Securities	—	12,752,015	—
U.S. Government Agency Mortgage-Backed Securities	—	10,915,340	—
Sovereign Governments and Agencies	—	1,045,000	—
Temporary Cash Investments	1,680	18,064,954	—
	1,680	364,066,453	—
Other Financial Instruments
Futures Contracts	412,839	—	—
Swap Agreements	—	29,032	—
Forward Foreign Currency Exchange Contracts	—	32,871	—
	412,839	61,903	—

Liabilities
Other Financial Instruments
Futures Contracts	63,322	—	—
Forward Foreign Currency Exchange Contracts	—	85,529	—
	63,322	85,529	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$362,534,980
Gross tax appreciation of investments	$2,581,084
Gross tax depreciation of investments	(1,047,931)
Net tax appreciation (depreciation) of investments	$1,533,153

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2016

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 82.1%
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	34,262,400	35,571,121
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18(1)	117,994,560	119,798,225
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	76,946,599	80,742,298
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	60,901,960	65,365,343
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	208,302,360	212,799,400
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	118,499,220	128,297,802
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	74,130,810	79,211,365
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	108,809,985	111,375,071
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	159,244,065	171,292,152
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	113,057,915	115,376,506
TOTAL U.S. TREASURY SECURITIES (Cost $1,103,936,531)		1,119,829,283
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 4.2%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	99,126	102,355
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	573,751	591,623
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.00%, 7/1/16	798,974	796,385
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.87%, 7/1/16	1,437,617	1,377,902
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 7/1/16	2,042,785	1,999,577
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.63%, 7/1/16	795,952	768,441
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.82%, 7/1/16	751,457	735,959
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	825,749	844,852
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.78%, 7/1/16	757,667	730,224
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.73%, 7/1/16	1,093,058	962,061
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	1,243,556	1,278,348
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.88%, 7/1/16	861,300	866,835
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 7/1/16	1,443,201	1,375,496
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.96%, 7/1/16	1,000,109	1,003,055
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.00%, 7/1/16	777,579	675,626
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	517,577	542,990
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 7/1/16	288,858	282,588
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.68%, 7/1/16	715,495	705,468
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 7/1/16	106,991	106,589
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,387,966	1,155,041
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	807,919	840,847
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 7/1/16(3)	2,325,317	2,356,581
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.70%, 7/1/16	2,323,878	2,310,220
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 7/1/16	1,714,404	1,736,348
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.19%, 7/25/16	869,285	799,041
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 7/1/16	363,487	362,052
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,328,830	1,303,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.89%, 7/1/16	2,099,482	2,136,078
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.88%, 7/1/16	1,216,982	1,233,433
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.94%, 7/1/16	941,796	945,238
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.99%, 7/1/16	1,308,927	1,309,106
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,023,461	1,033,033
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	16,132	15,868
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	951,783	969,010

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	680,866	668,285
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	1,570,115	1,581,149
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	711,652	727,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.96%, 7/1/16	2,464,257	2,241,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.75%, 7/1/16	1,668,243	1,554,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 7/1/16	473,630	437,957
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.76%, 7/1/16	784,592	725,471
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.86%, 7/1/16	1,524,884	1,498,529
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.09%, 7/1/16	831,934	791,983
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	544,724	541,418
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	1,475,867	1,466,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	1,675,450	1,685,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	377,670	383,833
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	160,202	164,684
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	1,801,306	1,788,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	437,018	453,266
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	1,164,950	1,192,529
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	806,785	793,928
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	2,019,880	2,016,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.30%, 7/1/16	318,090	311,865
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	655,225	687,562
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/16(3)	1,195,900	1,212,088
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,103,066)		57,178,369
CORPORATE BONDS — 3.2%
Aerospace and Defense†
L-3 Communications Corp., 5.20%, 10/15/19	200,000	218,206
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	318,002
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	1,010,319
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,000,000	1,021,187
		2,349,508
Banks — 0.1%
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	1,400,000	1,437,069
Chemicals — 0.1%
Hexion, Inc., 8.875%, 2/1/18	200,000	174,500
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	433,406
		607,906
Consumer Finance — 0.1%
CIT Group, Inc., 5.00%, 5/15/17	1,500,000	1,526,250
Diversified Financial Services — 0.2%
Ally Financial, Inc., 3.60%, 5/21/18	1,500,000	1,507,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500,000	503,400
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	398,664
		2,409,564
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 5.50%, 2/1/18	500,000	532,505
Frontier Communications Corp., 8.50%, 4/15/20	1,000,000	1,065,000
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	525,676
		2,123,181
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	470,501

Food and Staples Retailing — 0.1%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,192,968
Gas Utilities — 0.2%
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	400,000	421,034
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	305,105
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	1,200,000	1,227,000
		1,953,139
Health Care Equipment and Supplies†
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	488,750
Health Care Providers and Services — 0.3%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	346,000	352,488
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,515,000	1,590,750
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	666,000	674,641
HCA, Inc., 7.69%, 6/15/25	100,000	107,500
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,452,200
		4,177,579
Hotels, Restaurants and Leisure — 0.1%
International Game Technology, 7.50%, 6/15/19	1,000,000	1,112,500
Household Durables — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,467,287
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,537,720
		3,005,007
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	969,179
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	400,000	400,356
Multi-Utilities — 0.1%
CMS Energy Corp., 8.75%, 6/15/19	615,000	741,815
Dominion Gas Holdings LLC, 1.05%, 11/1/16	480,000	480,202
DPL, Inc., 6.50%, 10/15/16	101,000	101,063
NRG Energy, Inc., 7.625%, 1/15/18	378,000	408,240
		1,731,320
Multiline Retail†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	257,000	262,320
Oil, Gas and Consumable Fuels — 0.1%
Concho Resources, Inc., 6.50%, 1/15/22	1,000,000	1,028,750
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	269,625
		1,298,375
Pharmaceuticals — 0.2%
Actavis Funding SCS, 2.35%, 3/12/18	1,620,000	1,642,756
Mylan, Inc., 1.35%, 11/29/16	300,000	299,700
Perrigo Co. plc, 1.30%, 11/8/16	500,000	499,517
		2,441,973
Real Estate Investment Trusts (REITs) — 0.1%
HCP, Inc., 6.00%, 1/30/17	75,000	76,975
Hospitality Properties Trust, 5.625%, 3/15/17	500,000	512,540
		589,515
Semiconductors and Semiconductor Equipment†
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(3)	572,000	572,868
Software†
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	500,000	525,000

Specialty Retail — 0.2%
Hertz Corp. (The), 6.75%, 4/15/19	1,525,000	1,557,142
Rent-A-Center, Inc., 6.625%, 11/15/20	1,620,000	1,555,200
		3,112,342
Technology Hardware, Storage and Peripherals — 0.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(3)	800,000	820,092
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21(3)	900,000	923,202
		1,743,294
Textiles, Apparel and Luxury Goods — 0.1%
L Brands, Inc., 6.90%, 7/15/17	1,050,000	1,116,150
Wireless Telecommunication Services — 0.4%
Sprint Communications, Inc., 6.00%, 12/1/16	2,600,000	2,622,750
T-Mobile USA, Inc., 6.46%, 4/28/19	2,630,000	2,682,600
		5,305,350
TOTAL CORPORATE BONDS (Cost $42,757,998)		43,140,170
ASSET-BACKED SECURITIES(2) — 1.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	4,500,000	4,524,566
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	2,625,000	2,676,230
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.69%, 7/15/16	3,050,000	3,042,525
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	486,509	485,961
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.59%, 7/11/16(3)	2,390,000	2,383,779
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	593,115	594,214
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	2,096,400	2,065,158
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.65%, 7/17/16(3)	1,995,969	1,983,554
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	2,036,735	2,036,807
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	1,214,382	1,218,041
TOTAL ASSET-BACKED SECURITIES (Cost $20,993,444)		21,010,835
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.24%, 7/15/16(3)	2,700,000	2,680,114
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 7/15/16(3)	4,775,000	4,695,449
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(3)	2,275,000	2,347,273
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.84%, 7/15/16(3)	3,700,000	3,617,542
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/16(3)	2,750,000	2,783,413
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,277,723)		16,123,791
TEMPORARY CASH INVESTMENTS — 7.9%
BNP Paribas SA, 0.28%, 7/1/16(4)	41,000,000	40,999,609
Credit Agricole Corporate and Investment Bank, 0.32%, 7/1/16(4)	66,732,000	66,731,402
TOTAL TEMPORARY CASH INVESTMENTS (Cost $107,732,000)		107,731,011
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,348,800,762)		1,365,013,459
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,036,603)
TOTAL NET ASSETS — 100.0%		$1,362,976,856

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,699,944	USD	2,664,552	UBS AG	9/21/16	87,122
USD	2,657,112	CLP	1,855,195,552	UBS AG	9/21/16	(126,480)
USD	2,741,525	JPY	278,500,271	JPMorgan Chase Bank N.A.	9/21/16	37,496
USD	2,667,554	NZD	3,938,396	UBS AG	9/21/16	(133,443)
USD	2,680,728	SGD	3,698,869	JPMorgan Chase Bank N.A.	9/21/16	(62,856)
						(198,161)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
100	U.S. Treasury 2-Year Notes	September 2016	21,932,813	144,306
910	U.S. Treasury 5-Year Notes	September 2016	111,169,297	2,003,447
			133,102,110	2,147,753

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
168	U.S. Treasury 10-Year Ultra Notes	September 2016	24,472,875	(792,000)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 26 Index	45,350,000	Sell	5.00	6/20/21	4.29	797,154	1,441,005
CDX North America High Yield 25 Index	13,464,000	Sell	5.00	12/20/20	3.99	655,082	554,333
						1,452,236	1,995,338

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(698,910)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97	12/21/16	(686,489)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	5/17/18	(683,635)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	8/27/20	(15,264)
Bank of America N.A.	9,700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.49	9/3/20	(44,894)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(119,621)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(271,436)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22	5/20/18	(663,824)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64	2/3/20	(806,389)
Morgan Stanley Capital Services LLC	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	8/19/19	(1,433,859)
						(5,424,321)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,947,085.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $41,763,813, which represented 3.1% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,119,829,283	—
Collateralized Mortgage Obligations	—	57,178,369	—
Corporate Bonds	—	43,140,170	—
Asset-Backed Securities	—	21,010,835	—
Commercial Mortgage-Backed Securities	—	16,123,791	—
Temporary Cash Investments	—	107,731,011	—
	—	1,365,013,459	—
Other Financial Instruments
Futures Contracts	2,147,753	—	—
Swap Agreements	—	1,995,338	—
Forward Foreign Currency Exchange Contracts	—	124,618	—
	2,147,753	2,119,956	—

Liabilities
Other Financial Instruments
Futures Contracts	792,000	—	—
Swap Agreements	—	5,424,321	—
Forward Foreign Currency Exchange Contracts	—	322,779	—
	792,000	5,747,100	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,348,873,724
Gross tax appreciation of investments	$17,105,159
Gross tax depreciation of investments	(965,424)
Net tax appreciation (depreciation) of investments	$16,139,735

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2016

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 58.1%
Aerospace and Defense — 0.6%
L-3 Communications Corp., 3.95%, 11/15/16		140,000	141,475
Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		25,000	26,688
Automobiles — 4.4%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)		240,000	243,156
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		250,000	252,283
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19		250,000	257,442
General Motors Financial Co., Inc., 3.25%, 5/15/18		250,000	255,297
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		125,000	130,312
			1,138,490
Banks — 8.2%
Akbank TAS, 3.875%, 10/24/17		65,000	66,433
Banco do Brasil SA, 3.875%, 1/23/17		65,000	65,630
Barclays Bank plc, 6.05%, 12/4/17(1)		300,000	314,387
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		130,000	133,250
Capital One N.A., 2.35%, 8/17/18		250,000	253,681
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	110,000	136,023
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	150,000	186,407
Grupo Aval Ltd., 5.25%, 2/1/17		$65,000	66,170
HBOS plc, MTN, 6.75%, 5/21/18(1)		300,000	322,531
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		65,000	67,728
Intesa Sanpaolo SpA, 3.875%, 1/16/18		300,000	307,914
Itau CorpBanca, 3.125%, 1/15/18		65,000	66,038
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	100,000	120,289
			2,106,481
Biotechnology — 1.0%
AbbVie, Inc., 1.80%, 5/14/18		$250,000	251,878
Capital Markets — 2.3%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		65,000	66,485
Jefferies Group LLC, 5.125%, 4/13/18		500,000	523,197
			589,682
Chemicals — 0.5%
INEOS Group Holdings SA, 6.125%, 8/15/18(1)		125,000	126,250
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 5.25%, 8/1/20		125,000	128,281
Consumer Finance — 3.9%
American Express Credit Corp., 2.60%, 9/14/20		250,000	258,378
Discover Bank, 2.00%, 2/21/18		250,000	250,909
Synchrony Financial, 2.60%, 1/15/19		475,000	480,324
			989,611
Containers and Packaging — 0.5%
Ball Corp., 5.00%, 3/15/22		125,000	133,312
Diversified Financial Services — 2.7%
Ally Financial, Inc., 5.50%, 2/15/17		25,000	25,413
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	150,000	189,634
Morgan Stanley, MTN, 5.95%, 12/28/17		$350,000	372,323

Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	80,000	103,744
			691,114
Diversified Telecommunication Services — 0.9%
Telecom Italia SpA, MTN, 4.50%, 9/20/17	EUR	100,000	116,622
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	100,000	116,370
			232,992
Energy Equipment and Services — 2.7%
Basic Energy Services, Inc., 7.75%, 10/15/22		$125,000	48,125
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.75%, 2/1/22		300,000	295,594
Nabors Industries, Inc., 6.15%, 2/15/18		200,000	205,816
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)		125,000	51,875
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)		125,000	92,500
			693,910
Food and Staples Retailing — 2.0%
Kroger Co. (The), 2.30%, 1/15/19		250,000	255,230
Sysco Corp., 1.90%, 4/1/19		250,000	253,175
			508,405
Food Products — 0.6%
Aramark Services, Inc., 5.75%, 3/15/20		29,000	29,888
Post Holdings, Inc., 7.375%, 2/15/22		125,000	131,875
			161,763
Gas Utilities — 4.3%
Energy Transfer Partners LP, 2.50%, 6/15/18		250,000	248,963
Enterprise Products Operating LLC, VRN, 8.375%, 8/1/16		200,000	176,460
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		120,000	126,712
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)		125,000	130,312
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		125,000	127,813
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18		50,000	51,125
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		100,000	105,000
TransCanada PipeLines Ltd., VRN, 6.35%, 5/15/17		200,000	142,000
			1,108,385
Health Care Equipment and Supplies — 0.5%
Mallinckrodt International Finance SA, 3.50%, 4/15/18		125,000	122,188
Hotels, Restaurants and Leisure — 0.5%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21		125,000	129,464
Household Durables — 1.7%
Toll Brothers Finance Corp., 4.00%, 12/31/18		200,000	207,800
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		100,000	101,000
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	129,062
			437,862
Household Products — 0.5%
Spectrum Brands, Inc., 6.625%, 11/15/22		125,000	133,281
Industrial Conglomerates — 0.5%
HD Supply, Inc., 7.50%, 7/15/20		125,000	131,238
IT Services — 1.2%
Fidelity National Information Services, Inc., 1.45%, 6/5/17		320,000	319,697
Machinery — 0.5%
Terex Corp., 6.00%, 5/15/21		125,000	125,781
Media — 2.0%
Lamar Media Corp., 5.875%, 2/1/22		125,000	130,625
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		125,000	131,094
Time Warner Cable, Inc., 5.85%, 5/1/17		240,000	248,494
			510,213

Metals and Mining — 0.5%
Freeport-McMoRan, Inc., 2.30%, 11/14/17	140,000	138,250
Multi-Utilities — 2.7%
Dominion Resources, Inc., VRN, 3.46%, 9/30/16	420,000	349,650
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	320,000	306,400
NRG Energy, Inc., 7.625%, 1/15/18	42,000	45,360
		701,410
Oil, Gas and Consumable Fuels — 1.9%
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	125,000	130,313
Sabine Pass LNG LP, 7.50%, 11/30/16(1)	125,000	127,453
Shell International Finance BV, 1.625%, 11/10/18	240,000	242,518
		500,284
Paper and Forest Products — 0.5%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	125,000	130,000
Pharmaceuticals — 2.4%
Actavis Funding SCS, 2.35%, 3/12/18	180,000	182,528
Actavis, Inc., 1.875%, 10/1/17	320,000	321,700
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	107,188
		611,416
Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp., 4.50%, 1/15/18	311,000	324,580
Crown Castle International Corp., 5.25%, 1/15/23	250,000	281,513
		606,093
Specialty Retail — 1.7%
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	125,000	130,156
Staples, Inc., 2.75%, 1/12/18	300,000	301,422
		431,578
Technology Hardware, Storage and Peripherals — 2.6%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(1)	125,000	128,139
Hewlett Packard Enterprise Co., 2.45%, 10/5/17(1)	275,000	278,650
Seagate HDD Cayman, 3.75%, 11/15/18	250,000	250,314
		657,103
Wireless Telecommunication Services — 0.8%
T-Mobile USA, Inc., 6.625%, 4/1/23	200,000	212,174
TOTAL CORPORATE BONDS (Cost $15,599,287)		14,926,749
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 11.8%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	166,629	168,018
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 7/1/16	66,786	66,086
Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, VRN, 2.89%, 7/1/16	54,781	49,042
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.87%, 7/1/16	167,722	160,755
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 7/1/16	51,070	49,989
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.82%, 7/1/16	148,314	145,255
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.73%, 7/1/16	97,800	86,079
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.88%, 7/1/16	107,662	108,354
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.87%, 7/1/16	203,533	203,254
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 7/1/16	153,952	153,794
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.19%, 7/25/16	170,752	156,954
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 7/1/16	34,445	33,649
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.84%, 7/1/16	13,084	13,179
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 3.08%, 7/1/16	122,876	124,166
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.90%, 7/1/16	60,301	61,446
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.94%, 7/1/16	94,180	94,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 2.95%, 7/1/16	100,000	95,928

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 7/1/16	30,412	30,619
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.99%, 7/1/16	107,145	105,058
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.91%, 7/1/16	209,168	196,946
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 7/1/16	58,226	53,841
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.76%, 7/1/16	156,918	145,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.64%, 7/1/16	306,932	287,897
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 7/1/16	146,957	138,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	92,242	91,682
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	62,301	64,044
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	139,035	138,279
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,046,029)		3,022,371
MUTUAL FUNDS(3) — 8.6%
Emerging Markets Debt Fund R6 Class (Cost $2,179,400)	218,320	2,218,130
ASSET-BACKED SECURITIES(2) — 8.6%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(1)	192,859	190,705
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	150,000	150,819
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	200,000	205,005
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.94%, 7/11/16(1)	200,000	198,887
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	70,370	70,500
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	112,558	110,432
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(1)	195,448	192,628
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.65%, 7/17/16(1)	149,698	148,767
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	201,240	202,623
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	159,852	158,724
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(1)	58,090	57,825
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	127,410	127,657
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	96,935	96,207
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	34,613	34,718
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	24,047	24,120
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	261,250	245,504
TOTAL ASSET-BACKED SECURITIES (Cost $2,233,097)		2,215,121
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 8.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.34%, 7/15/16(1)	250,000	237,837
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(1)	75,000	78,676
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.39%, 7/15/16(1)	175,000	171,569
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 7/1/16	260,000	293,599
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/16	75,000	81,023
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/16	125,000	135,784
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	150,000	154,765
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/16	250,000	268,513
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 7/1/16	190,000	202,336
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.84%, 7/15/16(1)	75,000	73,329
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.39%, 7/15/16(1)	175,000	170,869
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/16(1)	200,000	202,430
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,056,741)		2,070,730
MUNICIPAL SECURITIES — 0.6%
State of Illinois GO, 4.35%, 6/1/18 (Cost $150,865)	146,667	149,686
TEMPORARY CASH INVESTMENTS — 4.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,206,188), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $1,178,007)		1,178,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	1,360	1,360
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,179,360)		1,179,360
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $26,444,779)		25,782,147
OTHER ASSETS AND LIABILITIES — (0.4)%		(92,541)
TOTAL NET ASSETS — 100.0%		$25,689,606

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	33,134	CAD	43,440	JPMorgan Chase Bank N.A.	7/20/16	(491)
USD	33,067	CLP	22,966,693	UBS AG	7/20/16	(1,584)
COP	199,041,009	USD	63,449	UBS AG	7/21/16	4,445
USD	1,050,666	EUR	940,731	JPMorgan Chase Bank N.A.	7/20/16	6,132
IDR	2,201,043,298	USD	160,754	UBS AG	7/20/16	6,013
INR	8,622,084	USD	126,963	UBS AG	7/20/16	400
USD	64,123	KRW	76,284,443	UBS AG	7/20/16	(2,024)
USD	96,804	MYR	402,803	UBS AG	7/20/16	(4,187)
USD	33,123	NZD	48,756	UBS AG	7/20/16	(1,662)
RUB	2,225,075	USD	33,173	UBS AG	7/20/16	1,479
USD	33,182	SEK	275,752	UBS AG	7/20/16	570
ZAR	518,795	USD	33,661	JPMorgan Chase Bank N.A.	7/20/16	1,457
						10,548

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
33	U.S. Treasury 10-Year Notes	September 2016	4,388,484	(118,668)

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	247,500	Sell	5.00	12/20/20	3.99	8,018	10,190
CDX North America Investment Grade 25 Index	300,000	Sell	1.00	12/20/20	0.84	(480)	2,178
						7,538	12,368

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)****
Bank of America N.A./ Camden Property Trust	125,000	Buy	1.00	12/20/19	(615)	147	(468)
Barclays Bank plc/ AES Corp. (The)	125,000	Sell	5.00	9/20/17	5,716	1,361	7,077
Barclays Bank plc/ Boyd Gaming Corp.	125,000	Sell	5.00	9/20/16	1,091	350	1,441
Barclays Bank plc/ Calpine Corp.	125,000	Sell	5.00	9/20/17	4,671	1,200	5,871
Barclays Bank plc/ Dominion Resources, Inc.	125,000	Buy	1.00	6/20/20	(3,030)	(278)	(3,308)
Barclays Bank plc/ NRG Energy, Inc.	125,000	Sell	5.00	9/20/17	5,311	699	6,010
Barclays Bank plc/ Parker Drilling Co.	125,000	Sell	5.00	9/20/17	4,989	(5,973)	(984)
Barclays Bank plc/ Procter & Gamble Co. (The)	125,000	Buy	1.00	6/20/20	(4,026)	(60)	(4,086)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	125,000	Buy	1.00	9/20/19	(1,033)	(290)	(1,323)
Deutsche Bank AG/ International Business Machines Corp.	125,000	Buy	1.00	9/20/19	(2,170)	(452)	(2,622)
Deutsche Bank AG/ Realogy Group LLC	125,000	Sell	5.00	9/20/16	1,027	431	1,458
Goldman Sachs & Co./ Kellogg Co.	125,000	Buy	1.00	12/20/19	(1,573)	(480)	(2,053)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	125,000	Buy	1.00	6/20/20	3,095	543	3,638
Goldman Sachs & Co./ Starwood Hotels & Resorts	125,000	Buy	1.00	6/20/20	(992)	(2,862)	(3,854)
Morgan Stanley & Co./ D.R. Horton, Inc.	125,000	Sell	1.00	6/20/20	(2,293)	3,008	715
Morgan Stanley & Co./ Frontier Communications Corp.	125,000	Sell	5.00	9/20/17	5,456	535	5,991
Morgan Stanley & Co./ HCA, Inc.	125,000	Sell	5.00	9/20/17	5,962	1,255	7,217
Morgan Stanley & Co./ Hertz Corp. (The)	125,000	Sell	5.00	9/20/17	5,913	553	6,466
Morgan Stanley & Co./ International Lease Finance Corp.	125,000	Sell	5.00	9/20/17	5,537	612	6,149
Morgan Stanley & Co./ Lennar Corp.	125,000	Sell	5.00	6/20/20	13,929	2,417	16,346
Morgan Stanley & Co./ Mondelez International, Inc.	125,000	Buy	1.00	9/20/19	(2,170)	(513)	(2,683)
Morgan Stanley & Co./ PepsiCo, Inc.	125,000	Buy	1.00	9/20/19	(2,368)	(554)	(2,922)
Morgan Stanley & Co./ Rite Aid Corp.	125,000	Sell	5.00	9/20/16	1,175	386	1,561
					43,602	2,035	45,637

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

****The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occuring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
GO	-	General Obligation
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,748,412, which represented 22.4% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	14,926,749	—
Collateralized Mortgage Obligations	—	3,022,371	—
Mutual Funds	2,218,130	—	—
Asset-Backed Securities	—	2,215,121	—
Commercial Mortgage-Backed Securities	—	2,070,730	—
Municipal Securities	—	149,686	—
Temporary Cash Investments	1,360	1,178,000	—
	2,219,490	23,562,657	—
Other Financial Instruments
Swap Agreements	—	82,308	—
Forward Foreign Currency Exchange Contracts	—	20,496	—
	—	102,804	—

Liabilities
Other Financial Instruments
Futures Contracts	118,668	—	—
Swap Agreements	—	24,303	—
Forward Foreign Currency Exchange Contracts	—	9,948	—
	118,668	34,251	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the three months ended June 30, 2016 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)
Emerging Markets Debt Fund R6 Class	2,140,147	21,568	—	—	21,579	2,218,130

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$26,444,779
Gross tax appreciation of investments	$170,350
Gross tax depreciation of investments	(832,982)
Net tax appreciation (depreciation) of investments	$(662,632)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
June 30, 2016

Strategic Income - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 44.5%
Airlines — 0.3%
United Continental Holdings, Inc., 6.375%, 6/1/18		25,000	26,188
Auto Components — 0.3%
Schaeffler Finance BV, 4.75%, 5/15/21(1)		25,000	25,656
Automobiles — 1.6%
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19		70,000	72,084
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		25,000	25,375
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		25,000	26,062
			123,521
Banks — 3.0%
Akbank TAS, 3.875%, 10/24/17		15,000	15,331
Banco do Brasil SA, 3.875%, 1/23/17		15,000	15,145
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		30,000	30,750
CGG SA, 6.50%, 6/1/21		25,000	11,125
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	50,000	61,829
Grupo Aval Ltd., 5.25%, 2/1/17		$15,000	15,270
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		15,000	15,630
Itau CorpBanca, 3.125%, 1/15/18		15,000	15,239
Post Holdings, Inc., 6.75%, 12/1/21(1)		50,000	53,000
			233,319
Biotechnology — 0.9%
AbbVie, Inc., 1.80%, 5/14/18		70,000	70,526
Building Products — 0.7%
Masco Corp., 4.45%, 4/1/25		50,000	52,005
Capital Markets — 1.1%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		15,000	15,343
Jefferies Group LLC, 5.125%, 4/13/18		70,000	73,247
			88,590
Commercial Services and Supplies — 1.3%
Envision Healthcare Corp., 5.125%, 7/1/22(1)		50,000	50,990
Pitney Bowes, Inc., 4.625%, 3/15/24		50,000	52,864
			103,854
Consumer Finance — 2.5%
American Express Credit Corp., 2.60%, 9/14/20		70,000	72,346
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		50,000	52,429
Synchrony Financial, 2.60%, 1/15/19		70,000	70,785
			195,560
Diversified Financial Services — 2.3%
Ally Financial, Inc., 3.50%, 1/27/19		70,000	69,738
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	63,211
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19		$50,000	49,250
			182,199
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.45%, 4/1/24		50,000	54,847
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		25,000	26,719
			81,566
Energy Equipment and Services — 1.1%
Basic Energy Services, Inc., 7.75%, 10/15/22		50,000	19,250

Ensco plc, 4.70%, 3/15/21	45,000	37,448
FTS International, Inc., 6.25%, 5/1/22	15,000	5,925
Transocean, Inc., 6.50%, 11/15/20	25,000	22,342
		84,965
Food and Staples Retailing — 1.8%
Kroger Co. (The), 2.30%, 1/15/19	70,000	71,465
Sysco Corp., 1.90%, 4/1/19	70,000	70,889
		142,354
Gas Utilities — 3.5%
Energy Transfer Partners LP, 2.50%, 6/15/18	70,000	69,710
MPLX LP, 4.875%, 12/1/24(1)	63,000	61,503
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	25,000	26,062
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	25,000	25,563
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	50,000	51,125
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	44,500
		278,463
Health Care Equipment and Supplies — 0.6%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	48,875
Health Care Providers and Services — 3.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	24,375
CHS/Community Health Systems, Inc., 5.125%, 8/1/21	50,000	49,875
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	25,000	26,250
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21(1)	25,000	27,875
HCA, Inc., 8.00%, 10/1/18	25,000	27,937
LifePoint Health, Inc., 5.50%, 12/1/21	50,000	52,250
Tenet Healthcare Corp., 4.75%, 6/1/20	25,000	25,733
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,500
		260,795
Hotels, Restaurants and Leisure — 0.3%
Wynn Macau Ltd., 5.25%, 10/15/21(1)	25,000	24,445
Household Durables — 2.3%
D.R. Horton, Inc., 3.75%, 3/1/19	25,000	25,438
KB Home, 7.25%, 6/15/18	50,000	53,750
Meritage Homes Corp., 7.15%, 4/15/20	50,000	53,875
Toll Brothers Finance Corp., 5.625%, 1/15/24	25,000	26,062
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	25,000	25,250
		184,375
Household Products — 0.3%
Spectrum Brands, Inc., 6.625%, 11/15/22	25,000	26,656
Industrial Conglomerates — 0.7%
HD Supply, Inc., 5.25%, 12/15/21(1)	50,000	52,610
Insurance — 1.5%
International Lease Finance Corp., 4.625%, 4/15/21	50,000	51,625
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	25,000	21,313
Voya Financial, Inc., VRN, 5.65%, 5/15/23	50,000	47,187
		120,125
Machinery — 0.6%
CNH Industrial Capital LLC, 3.625%, 4/15/18	50,000	50,250
Media — 2.9%
CSC Holdings LLC, 7.875%, 2/15/18	50,000	53,875
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	120,000	122,850
TEGNA, Inc., 5.125%, 7/15/20	50,000	51,687
		228,412

Metals and Mining — 1.5%
Alcoa, Inc., 5.40%, 4/15/21	25,000	26,625
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	50,000	42,000
Newmont Mining Corp., 3.50%, 3/15/22	50,000	51,989
		120,614
Multi-Utilities — 0.9%
Dominion Resources, Inc., VRN, 3.46%, 9/30/16	30,000	24,975
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	30,000	28,725
NRG Energy, Inc., 7.625%, 1/15/18	17,000	18,360
		72,060
Oil, Gas and Consumable Fuels — 1.3%
Continental Resources, Inc., 5.00%, 9/15/22	60,000	58,778
MEG Energy Corp., 7.00%, 3/31/24(1)	25,000	19,375
Petrobras Global Finance BV, 5.375%, 1/27/21	30,000	27,750
		105,903
Pharmaceuticals — 1.0%
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	45,370
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	10,000	9,671
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	20,750
		75,791
Real Estate Investment Trusts (REITs) — 1.5%
Crown Castle International Corp., 5.25%, 1/15/23	70,000	78,824
VEREIT Operating Partnership LP, 4.125%, 6/1/21	35,000	36,575
		115,399
Semiconductors and Semiconductor Equipment — 0.7%
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	25,000	26,063
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	25,000	26,187
		52,250
Specialty Retail — 2.0%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	50,000	49,438
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	50,000	52,063
United Rentals North America, Inc., 6.125%, 6/15/23	50,000	52,312
		153,813
Technology Hardware, Storage and Peripherals — 0.8%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(1)	35,000	35,879
Seagate HDD Cayman, 4.75%, 6/1/23	30,000	25,376
		61,255
Wireless Telecommunication Services — 0.9%
T-Mobile USA, Inc., 6.625%, 4/1/23	70,000	74,261
TOTAL CORPORATE BONDS (Cost $3,616,830)		3,516,655
MUTUAL FUNDS(2) — 17.1%
Emerging Markets Debt Fund R6 Class (Cost $1,315,400)	133,178	1,353,085
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 15.3%
Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, VRN, 2.89%, 7/1/16	34,238	30,651
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.87%, 7/1/16	43,129	41,337
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 7/1/16	14,299	13,997
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.82%, 7/1/16	13,138	11,626
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	47,840	49,680
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.32%, 7/1/16	55,653	54,770
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.82%, 7/1/16	69,213	67,786
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.47%, 7/1/16	53,707	52,108
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.73%, 7/1/16	37,969	33,419

WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 7/1/16	8,401	8,207
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.59%, 7/1/16	43,626	42,912
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.84%, 7/1/16	25,942	26,132
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 3.08%, 7/1/16	15,511	15,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	32,242	31,853
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.81%, 7/1/16	46,563	45,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 2.95%, 7/1/16	35,000	33,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 2.95%, 7/1/16	29,677	29,938
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 7/1/16	65,169	65,611
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	25,532	25,061
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	35,485	35,734
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.99%, 7/1/16	30,131	28,924
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.99%, 7/1/16	42,858	42,023
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.91%, 7/1/16	69,724	65,651
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.05%, 7/1/16	58,837	56,816
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 7/1/16	12,477	11,537
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.76%, 7/1/16	31,384	29,019
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.64%, 7/1/16	90,684	85,060
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 7/1/16	36,739	34,610
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	23,983	23,837
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	11,607	11,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	40,339	39,696
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	69,518	69,139
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,213,428)		1,213,631
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 9.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.34%, 7/15/16(1)	50,000	47,567
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	50,000	51,774
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	50,000	53,369
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(1)	25,000	26,225
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.39%, 7/15/16(1)	50,000	49,020
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 7/1/16	65,000	73,400
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/16	50,000	54,015
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/16	25,000	27,597
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/16	30,000	32,588
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 7/1/16	25,000	26,250
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	25,000	26,018
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	25,986
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	34,000	35,080
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	53,440
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	25,000	26,146
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/16	60,000	64,443
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 7/1/16	37,000	39,402
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.39%, 7/15/16(1)	25,000	24,410
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/16(1)	40,000	40,486
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $763,049)		777,216
ASSET-BACKED SECURITIES(3) — 3.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	50,000	51,251
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	25,488
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.94%, 7/11/16(1)	50,000	49,722
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	22,512	22,087

Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(1)	48,862	48,157
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(1)	16,770	17,081
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	31,852	31,914
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	12,024	12,060
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	55,417	52,077
TOTAL ASSET-BACKED SECURITIES (Cost $313,098)		309,837
PREFERRED STOCKS — 2.4%
Banks — 0.9%
Bank of America Corp., 5.20%	35,000	32,944
Citigroup, Inc., 5.90%	35,000	34,562
		67,506
Insurance — 0.4%
XLIT Ltd., 6.50%	50,000	34,875
Real Estate Investment Trusts (REITs) — 1.1%
DDR Corp., 6.25%	1,400	37,436
Kimco Realty Corp., 5.625%	1,800	46,440
		83,876
TOTAL PREFERRED STOCKS (Cost $195,187)		186,257
TEMPORARY CASH INVESTMENTS — 7.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $620,325), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $607,003)		607,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	915	915
TOTAL TEMPORARY CASH INVESTMENTS (Cost $607,915)		607,915
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $8,024,907)		7,964,596
OTHER ASSETS AND LIABILITIES — (0.7)%		(52,098)
TOTAL NET ASSETS — 100.0%		$7,912,498

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	9,381	CAD	12,299	JPMorgan Chase Bank N.A.	7/20/16	(139)
USD	9,362	CLP	6,502,577	UBS AG	7/20/16	(449)
COP	56,354,633	USD	17,965	UBS AG	7/21/16	1,259
USD	140,730	EUR	126,005	JPMorgan Chase Bank N.A.	7/20/16	821
IDR	623,183,075	USD	45,514	UBS AG	7/20/16	1,702
INR	2,441,177	USD	35,947	UBS AG	7/20/16	114
USD	18,155	KRW	21,598,473	UBS AG	7/20/16	(573)
USD	27,408	MYR	114,046	UBS AG	7/20/16	(1,185)
USD	9,378	NZD	13,804	UBS AG	7/20/16	(471)
RUB	629,987	USD	9,392	UBS AG	7/20/16	419
USD	9,395	SEK	78,074	UBS AG	7/20/16	161
ZAR	146,887	USD	9,531	JPMorgan Chase Bank N.A.	7/20/16	413
						2,072

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	148,500	Sell	5.00	12/20/20	3.99	7,455	6,114

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)****
Bank of America N.A./ Camden Property Trust	25,000	Buy	1.00	12/20/19	(123)	29	(94)
Barclays Bank plc/ AES Corp. (The)	25,000	Sell	5.00	9/20/17	1,143	272	1,415
Barclays Bank plc/ Boyd Gaming Corp.	25,000	Sell	5.00	9/20/16	218	70	288
Barclays Bank plc/ Calpine Corp.	25,000	Sell	5.00	9/20/17	934	240	1,174
Barclays Bank plc/ Dominion Resources, Inc.	25,000	Buy	1.00	6/20/20	(606)	(56)	(662)
Barclays Bank plc/ NRG Energy, Inc.	25,000	Sell	5.00	9/20/17	1,062	140	1,202
Barclays Bank plc/ Parker Drilling Co.	25,000	Sell	5.00	9/20/17	998	(1,195)	(197)
Barclays Bank plc/ Procter & Gamble Co. (The)	25,000	Buy	1.00	6/20/20	(805)	(12)	(817)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	25,000	Buy	1.00	9/20/19	(207)	(58)	(265)
Deutsche Bank AG/ International Business Machines Corp.	25,000	Buy	1.00	9/20/19	(434)	(91)	(525)
Deutsche Bank AG/ Realogy Group LLC	25,000	Sell	5.00	9/20/16	205	86	291
Goldman Sachs & Co./ Kellogg Co.	25,000	Buy	1.00	12/20/19	(315)	(96)	(411)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	25,000	Buy	1.00	6/20/20	619	108	727
Goldman Sachs & Co./ Starwood Hotels & Resorts	25,000	Buy	1.00	6/20/20	(198)	(573)	(771)
Morgan Stanley & Co./ D.R. Horton, Inc.	25,000	Sell	1.00	6/20/20	(459)	602	143
Morgan Stanley & Co./ Frontier Communications Corp.	25,000	Sell	5.00	9/20/17	1,091	107	1,198
Morgan Stanley & Co./ HCA, Inc.	25,000	Sell	5.00	9/20/17	1,192	251	1,443
Morgan Stanley & Co./ Hertz Corp. (The)	25,000	Sell	5.00	9/20/17	1,183	110	1,293
Morgan Stanley & Co./ International Lease Finance Corp.	25,000	Sell	5.00	9/20/17	1,107	123	1,230
Morgan Stanley & Co./ Lennar Corp.	25,000	Sell	5.00	6/20/20	2,786	483	3,269
Morgan Stanley & Co./ Mondelez International, Inc.	25,000	Buy	1.00	9/20/19	(434)	(103)	(537)
Morgan Stanley & Co./ PepsiCo, Inc.	25,000	Buy	1.00	9/20/19	(474)	(111)	(585)
Morgan Stanley & Co./ Rite Aid Corp.	25,000	Sell	5.00	9/20/16	235	77	312
					8,718	403	9,121

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

****The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occuring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,489,121, which represented 18.8% of total net assets.

(2)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(3)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	3,516,655	—
Mutual Funds	1,353,085	—	—
Collateralized Mortgage Obligations	—	1,213,631	—
Commercial Mortgage-Backed Securities	—	777,216	—
Asset-Backed Securities	—	309,837	—
Preferred Stocks	83,876	102,381	—
Temporary Cash Investments	915	607,000	—
	1,437,876	6,526,720	—
Other Financial Instruments
Swap Agreements	—	20,099	—
Forward Foreign Currency Exchange Contracts	—	4,889	—
	—	24,988	—

Liabilities
Other Financial Instruments
Swap Agreements	—	4,864	—
Forward Foreign Currency Exchange Contracts	—	2,817	—
	—	7,681	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the three months ended June 30, 2016 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)
Emerging Markets Debt Fund R6 Class	1,305,515	13,157	—	—	13,164	1,353,085

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,024,907
Gross tax appreciation of investments	$134,616
Gross tax depreciation of investments	(194,927)
Net tax appreciation (depreciation) of investments	$(60,311)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
U.S. Government Money Market Fund
June 30, 2016

U.S. Government Money Market - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES(1) — 73.6%
Adjustable-Rate U.S. Government Agency Securities — 22.9%
Federal Farm Credit Bank, VRN, 0.47%, 7/1/16	25,000,000	24,998,112
Federal Farm Credit Bank, VRN, 0.38%, 7/6/16	5,000,000	4,998,410
Federal Farm Credit Bank, VRN, 0.45%, 7/19/16	19,000,000	19,000,000
Federal Farm Credit Bank, VRN, 0.50%, 7/20/16	30,000,000	29,999,027
Federal Farm Credit Bank, VRN, 0.51%, 7/27/16	6,000,000	6,001,420
Federal Home Loan Bank, VRN, 0.48%, 7/1/16	65,000,000	65,000,000
Federal Home Loan Bank, VRN, 0.41%, 7/2/16	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 0.44%, 7/2/16	18,500,000	18,500,032
Federal Home Loan Bank, VRN, 0.46%, 7/2/16	8,500,000	8,500,000
Federal Home Loan Bank, VRN, 0.38%, 7/12/16	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 0.44%, 7/13/16	30,000,000	30,000,000
Federal Home Loan Bank, VRN, 0.45%, 7/13/16	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 0.39%, 7/18/16	15,000,000	15,000,000
Federal Home Loan Bank, VRN, 0.42%, 7/18/16	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 0.54%, 7/23/16	13,000,000	13,000,004
Federal Home Loan Bank, VRN, 0.46%, 7/27/16	20,000,000	19,999,563
Federal Home Loan Bank, VRN, 0.61%, 8/25/16	9,250,000	9,250,000
		404,246,568
Fixed-Rate U.S. Government Agency Securities — 50.7%
Federal Farm Credit Bank, 0.625%, 1/27/17	1,500,000	1,500,000
Federal Farm Credit Bank, 0.65%, 5/9/17	10,000,000	9,997,441
Federal Home Loan Bank, 0.34%, 7/1/16	20,000,000	20,000,000
Federal Home Loan Bank, 0.59%, 7/11/16	57,500,000	57,490,656
Federal Home Loan Bank, 0.35%, 7/13/16	30,000,000	29,996,510
Federal Home Loan Bank, 0.34%, 7/15/16	30,000,000	29,996,033
Federal Home Loan Bank, 0.35%, 7/22/16	60,000,000	59,987,925
Federal Home Loan Bank, 0.51%, 7/22/16	7,000,000	6,997,958
Federal Home Loan Bank, 0.33%, 8/3/16	30,000,000	29,990,980
Federal Home Loan Bank, 0.34%, 8/5/16	21,000,000	20,993,242
Federal Home Loan Bank, 0.33%, 8/10/16	50,000,000	49,981,722
Federal Home Loan Bank, 0.33%, 8/17/16	30,000,000	29,987,075
Federal Home Loan Bank, 0.44%, 8/19/16	65,000,000	64,962,046
Federal Home Loan Bank, 0.50%, 8/26/16	10,000,000	9,992,316
Federal Home Loan Bank, 0.42%, 8/29/16	4,250,000	4,247,144
Federal Home Loan Bank, 0.47%, 9/2/16	75,000,000	74,939,625
Federal Home Loan Bank, 0.40%, 9/9/16	45,000,000	44,965,175
Federal Home Loan Bank, 0.41%, 9/14/16	22,000,000	21,981,438
Federal Home Loan Bank, 0.41%, 9/15/16	90,000,000	89,924,000
Federal Home Loan Bank, 0.42%, 9/23/16	47,000,000	46,954,488
Federal Home Loan Bank, 0.50%, 9/30/16	25,000,000	24,969,035
Federal Home Loan Bank, 0.48%, 10/14/16	40,000,000	39,944,350
Federal Home Loan Bank, 0.46%, 10/28/16	10,000,000	9,998,762
Federal Home Loan Bank, 0.625%, 11/23/16	4,500,000	4,502,390
Federal Home Loan Bank, 4.75%, 12/16/16	15,420,000	15,716,406
Federal Home Loan Bank, 0.72%, 2/17/17	10,000,000	10,000,000
Federal Home Loan Bank, 0.65%, 4/28/17	20,000,000	20,000,000
Federal Home Loan Bank, 5.25%, 6/5/17	11,540,000	12,037,028

Federal Home Loan Mortgage Corp., 0.50%, 8/2/16	30,000,000	29,986,960
Federal National Mortgage Association, 0.39%, 7/29/16	10,263,000	10,259,967
Federal National Mortgage Association, 1.375%, 11/15/16	11,000,000	11,035,226
		893,335,898
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		1,297,582,466
U.S. TREASURY SECURITIES(1) — 10.2%
U.S. Treasury Bills, 0.58%, 6/22/17	10,000,000	9,944,029
U.S. Treasury Notes, VRN, 0.31%, 7/6/16	17,275,000	17,274,888
U.S. Treasury Notes, VRN, 0.34%, 7/6/16	25,000,000	24,997,917
U.S. Treasury Notes, VRN, 0.45%, 7/6/16	7,500,000	7,500,346
U.S. Treasury Notes, 0.50%, 7/31/16	15,000,000	15,002,629
U.S. Treasury Notes, 1.00%, 8/31/16	10,000,000	10,011,278
U.S. Treasury Notes, 3.00%, 8/31/16	50,000,000	50,221,527
U.S. Treasury Notes, 0.875%, 9/15/16	45,000,000	45,051,787
TOTAL U.S. TREASURY SECURITIES		180,004,401
MUNICIPAL SECURITIES — 9.6%
ABAG Finance Authority for Nonprofit Corps. Rev., (2471 Shattuck LLC), VRDN, 0.50%, 7/7/16 (LIQ FAC: FNMA)	2,015,000	2,015,000
California Infrastructure & Economic Development Bank Rev., (South Malt Avenue Corp.), VRDN, 0.44%, 7/7/16 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Municipal Finance Authority Rev., (San Francisco Planning and Urban Research Association), VRDN, 0.44%, 7/7/16 (LOC: Pacific Capital Bank N.A. and FHLB)	4,200,000	4,200,000
California Statewide Communities Development Authority Rev., (Encanto Apartment Homes LP), VRDN, 0.44%, 7/7/16 (LOC: East West Bank and FHLB)	1,200,000	1,200,000
California Statewide Communities Development Authority Rev., (OakmontSL of Alameda LP), VRDN, 0.44%, 7/7/16 (LOC: East West Bank and FHLB)	4,320,000	4,320,000
District of Columbia Housing Finance Agency Rev., (Park 7 Residential LP), VRDN, 0.42%, 7/7/16 (LIQ FAC: FHLMC)	9,700,000	9,700,000
Florida Housing Finance Corp. Rev., (Brentwood Club on Millenia Boulevard Partners Ltd.), VRDN, 0.50%, 7/7/16 (LOC: FNMA)	335,000	335,000
Housing Development Corp. Rev., (2 Gold LLC), VRDN, 0.45%, 7/6/16 (LIQ FAC: FNMA)	34,100,000	34,100,000
Housing Development Corp. Rev., (Rivereast Apartments LLC), VRDN, 0.45%, 7/6/16 (LIQ FAC: FHLMC)	1,575,000	1,575,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 0.72%, 7/7/16 (LIQ FAC: FHLMC)	4,000,000	4,000,000
JJB Properties LLC Rev., VRDN, 0.43%, 7/7/16 (LOC: Arvest Bank and FHLB)	4,475,000	4,475,000
Minneapolis Rev., (One Ten Grant LP), VRDN, 0.40%, 7/7/16 (LIQ FAC: FNMA)	11,595,000	11,595,000
Mississippi Business Finance Corp. Rev., (Brown Bottling Group, Inc.), VRDN, 0.44%, 7/7/16 (LOC: Trustmark National Bank and FHLB)	6,500,000	6,500,000
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 0.53%, 7/7/16 (LOC: East West Bank and FHLB)	2,100,000	2,100,000
New York City Industrial Development Agency Rev., (Female Academy of the Sacred Heart), VRDN, 0.44%, 7/2/16 (LOC: First Republic Bank and FHLB)	14,515,000	14,515,000
New York State Housing Finance Agency Rev., (1010 Sixth Associates LLC), VRDN, 0.42%, 7/6/16 (LIQ FAC: FNMA)	4,000,000	4,000,000
New York State Housing Finance Agency Rev., (1500 Lexington Associates LLC), VRDN, 0.43%, 7/6/16 (LIQ FAC: FNMA)	15,000,000	15,000,000
New York State Housing Finance Agency Rev., (Maiden Lane Properties LLC), VRDN, 0.72%, 7/6/16 (LIQ FAC: FNMA)	1,700,000	1,700,000
New York State Housing Finance Agency Rev., (Middletown Overlook Preservation LP), VRDN, 0.49%, 7/6/16 (LIQ FAC: FNMA)	4,500,000	4,500,000
New York State Housing Finance Agency Rev., (Ocean Park Acquisition LP), VRDN, 0.45%, 7/6/16 (LIQ FAC: FNMA)	7,000,000	7,000,000
Palm Beach County Housing Finance Authority Rev., VRDN, 0.56%, 7/7/16 (LIQ FAC: FHLMC)(Acquired 4/1/16, Cost $4,606,000)(2)	4,606,000	4,606,000
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.60%, 7/7/16 (LOC: FHLB and Homestreet Bank)	1,705,000	1,705,000
State of Oregon Housing & Community Services Department Rev., (Redwood Park Apartments LLC), VRDN, 0.47%, 7/7/16 (LIQ FAC: FNMA)	5,600,000	5,600,000
Washington State Housing Finance Commission Rev., (Merrill Gardens at Tacoma LLC), VRDN, 0.45%, 7/7/16 (LOC: FNMA)	17,640,000	17,640,000

Washington State Housing Finance Commission Rev., (REDM LLC), VRDN, 0.42%, 7/7/16 (LOC: East West Bank and FHLB)	4,020,000	4,020,000
TOTAL MUNICIPAL SECURITIES		168,066,000
CORPORATE BONDS — 4.8%
Fairfield North Texas Associates LP, VRDN, 0.44%, 7/7/16 (LOC: FHLB)	4,800,000	4,800,000
Greenback San Juan Associates LP, VRDN, 0.43%, 7/7/16 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.43%, 7/7/16 (LOC: FHLB)	13,335,000	13,335,000
KDF Heninger LP, VRDN, 0.43%, 7/7/16 (LOC: FHLB)	4,500,000	4,500,000
Saddleback Valley Community Church, VRDN, 0.46%, 7/7/16 (LOC: FHLB)	8,095,000	8,095,000
Santa Monica Ocean Park Partners LP, VRDN, 0.43%, 7/7/16 (LOC: FHLB)	10,200,000	10,200,000
Varenna Care Center LP, VRDN, 0.43%, 7/7/16 (LOC: FHLB)	8,765,000	8,765,000
Warren LLC (The), VRDN, 0.43%, 7/7/16 (LOC: FHLB)(3)	26,300,000	26,300,000
TOTAL CORPORATE BONDS		83,795,000
TEMPORARY CASH INVESTMENTS†
State Street Institutional U.S. Government Money Market Fund, Premier Class	507,682	507,682
TOTAL INVESTMENT SECURITIES — 98.2%		1,729,955,549
OTHER ASSETS AND LIABILITIES — 1.8%		32,544,687
TOTAL NET ASSETS — 100.0%		$1,762,500,236

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,606,000, which represented 0.3% of total net assets.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,300,000, which represented 1.5% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Securities	—	1,297,582,466	—
U.S. Treasury Securities	—	180,004,401	—
Municipal Securities	—	168,066,000	—
Corporate Bonds	—	83,795,000	—
Temporary Cash Investments	507,682	—	—
	507,682	1,729,447,867	—

3. Federal Tax Information

As of June 30, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,729,955,549

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 24, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 24, 2016